As filed with the Securities and Exchange Commission on April 28, 2006

File No. 333-94047

File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 92	☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223

(Address of Depositor’s Principal Executive Offices)

(205) 268-1000

Depositor’s Telephone Number, including Area Code

STEVE M. CALLAWAY, Esquire
Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, DC 20004
(202) 383-0158

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485;
☒	on May 1, 2006 pursuant to paragraph (b) of Rule 485;
☐	60 days after filing pursuant to paragraph (a) of Rule 485;
☐	on May 1, 2006 pursuant to paragraph a(1) of Rule 485;

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

This Prospectus describes the Protective Variable Annuity II Contract, a group and individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

You may allocate your investment in the Contract among the Guaranteed Account and the Sub-Accounts of the Protective Variable Annuity Separate Account. The Sub-Accounts that are available in Contracts purchased after May 31, 2003 invest in the following Funds:

Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio-SC2
VIP Equity-Income Portfolio-SC2
VIP Growth Portfolio-SC2
VIP Index 500-SC2
VIP Investment Grade Bond Portfolio-SC2
VIP MidCap Portfolio-SC2

Franklin Templeton Variable

Insurance Products Trust

Franklin Flex Cap Growth
Securities Fund, Class 2

Franklin Income Securities
Fund, Class 2

Franklin Rising Dividends
Securities Fund, Class 2

Franklin Small Mid-Cap Growth
Securities Fund, Class 2

Mutual Shares Securities Fund, Class 2
Templeton Foreign Securities Fund, Class 2
Templeton Growth Securities Fund, Class 2

Goldman Sachs Variable Insurance Trust
Capital Growth Fund
Growth and Income Fund
International Equity Fund
MidCap Value Fund
Structured Small Cap Equity Fund
Structured U.S. Equity Fund

Lord Abbett Series Fund

America’s Value Portfolio
Bond-Debenture Portfolio
Growth and Income Portfolio
Growth Opportunities Portfolio
Mid-Cap Value Portfolio

MFS® Variable Insurance TrustSM

Emerging Growth Series-SS
Investors Growth Series-SS
Investors Trust Series-SS
New Discovery Series-SS
Research Series-SS
Total Return Series-SS
Utilities Series-SS

Oppenheimer Variable
Account Funds
Capital Appreciation Fund/VA-SS
Global Securities Fund/VA-SS
High Income Fund/VA-SS
Main Street Fund/VA-SS
MidCap Fund/VA-SS
Money Fund/VA
Strategic Bond Fund/VA-SS

Universal Institutional Funds, Inc.
Equity and Income Portfolio Class II

Van Kampen Life Investment Trust
Aggressive Growth Portfolio Class II
Comstock Portfolio Class II
Emerging Growth Portfolio Class II
Enterprise Portfolio Class II
Government Portfolio Class II
Growth and Income Portfolio Class II

Contracts purchased before June 1, 2003 have different Sub-Accounts and corresponding Funds for Purchase Payments. See Appendix E for information about Sub-Accounts and corresponding Funds available in Contracts purchased before June 1, 2003.

The value of your Contract that is allocated to the Sub-Accounts will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

Please read this prospectus carefully. Investors should keep a copy for future reference.

The Protective Variable Annuity II Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2006

DEFINITIONS

“We”, “us”, “our”, “Protective Life”, and “Company” refer to Protective Life Insurance Company. “You” and “your” refer to the person(s) who has been issued a Contract.

Accumulation Unit: A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

Allocation Option: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the Guaranteed Accounts available in this Contract.

Annuity Commencement Date: The date as of which the Contract Value, less applicable premium tax, is applied to an Annuity Option.

Annuity Option: The payout option under which the Company makes annuity income payments.

Annuity Unit: A unit of measure used to calculate the amount of the variable income payments.

Assumed Investment Return: The assumed annual rate of return used to calculate the amount of the variable income payments.

Code: The Internal Revenue Code of 1986, as amended.

Contract: The Protective Variable Annuity II, a flexible premium, deferred, variable and fixed annuity contract.

Contract Anniversary: The same month and day as the Effective Date in each subsequent year of the Contract.

Contract Value: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

Contract Year: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

DCA: Dollar cost averaging.

DCA Fixed Accounts: The DCA Fixed Accounts are part of the Company’s general account and are not part of or dependent upon the investment performance of the Variable Account. These accounts are available for dollar cost averaging only and may not be available in all states.

Effective Date: The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

Fixed Account: The Fixed Account is part of the Company’s general account and is not part of or dependent upon the investment performance of the Variable Account. This account may not be available in all states.

Fund: Any investment portfolio in which a corresponding Sub-Account invests.

Guaranteed Account: The Fixed Account, the DCA Fixed Accounts, and any other Allocation Option we may offer with interest rate guarantees.

Purchase Payment: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

Qualified Contracts: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Qualified Plans: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Sub-Account: A separate division of the Variable Account.

Valuation Day: Each day on which the New York Stock Exchange is open for business.

Valuation Period: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

Variable Account: The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

Written Notice: A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office via U.S. Postal Service or nationally recognized overnight delivery service.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. Contracts purchased before January 5, 2004 have different periodic charges than those shown in the following Tables. Contracts purchased before June 1, 2003 have different Sub-Accounts and Funds, and different Fund expenses than those shown in the following tables. If you purchased your Contract during the period from June 1, 2003 through January 4, 2004, please see Appendix G for information about the fees and charges and examples of charges in your Contract. If you purchased your Contract before June 1, 2003, please see Appendix E for information about the Sub-Accounts, Funds, and the fees and charges and examples of charges in your Contract.

The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Sub-Accounts and/or the Guaranteed Account. The tables do not include premium taxes, which may range up to 3.5% depending on the jurisdiction.

OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge (as a % of amount surrendered)	7%	(1)
Transfer Fee	$25	(2)
(1) The surrender charge declines over time. (See “Charges and Deductions.”)
(2) Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See “Charges and Deductions.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES
(other than Fund expenses)
Annual Contract Maintenance Fee	$30	(1)
Variable Account Annual Expenses (as a % of average Variable Account value)
Contract with Return of Purchase Payment Death Benefit
Mortality and Expense Risk Charge(2)			1.10%
Administration Charge			0.15%
Total Variable Account Annual Expenses			1.25%
Contract with Optional Benefit Package
Mortality and Expense Risk Charge(2)			1.40%
Administration Charge			0.15%
Total Variable Account Annual Expenses			1.55%

(1)          We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $50,000 or more. (See “Charges and Deductions.”)

(2)          The mortality and expense risk charges presented in the table apply before the Annuity Commencement Date. After the Annuity Commencement Date, the mortality and expense risk charge for all contracts is 1.10% (on an annual basis) of average daily net assets of the Variable Account attributable to the Contract.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2005. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS
	Minimum		Maximum
Total Annual Fund Operating Expenses	0.35%	-	1.55	%(1)
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

(1)        The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Example of Charges

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges (assuming the Optional Benefit Package is selected), and both maximum and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(1)   If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Total Fund Expenses	921	1,500	2,003	3,415
Minimum Total Fund Expenses	812	1,173	1,452	2,284

(2)   If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Total Fund Expenses	315	962	1,632	3,415
Minimum Total Fund Expenses	200	617	1,059	2,284

(1)        Generally, you cannot annuitize your Contract within 7 years after we accept a Purchase Payment. In limited circumstances we may allow you to annuitize your Contract as early as 2 years after we accept a Purchase Payment. (See “Annuitization.”) Different fees and expenses not reflected in the example may be assessed after you annuitize under a variable income payment option. (See “Charges and Deductions, Mortality and Expense Risk Charge.”)

Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

SUMMARY

The Contract

What is the Protective Variable Annuity II Contract?

The Protective Variable Annuity II Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See “The Contract.”) In certain states the Contract is offered as a group contract to eligible persons.

How may I purchase a Contract?

Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See “Distribution of the Contracts.”)

Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See “Issuance of a Contract.”)

What are the Purchase Payments?

The minimum amount that Protective Life will accept as an initial Purchase Payment is $2,000. Initial Purchase Payments may be made at any time prior to the earlier of: (1) the oldest Owner’s 85th birthday; or (2) the Annuitant’s 85th birthday. Generally, Purchase Payments will not be accepted within 7 years of the Annuity Commencement Date then in effect. The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior administrative office approval is $1,000,000. We reserve the right not to accept any Purchase Payment. (See “Purchase Payments.”)

Can I cancel the Contract?

You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. Where required, we will refund Purchase Payments. (See “Right to Cancel.”)

Can I transfer amounts in the Contract?

Prior to the Annuity Commencement Date, you may request transfers from one Allocation Option to another. No transfers may be made into a DCA Fixed Account. At least $100 must be transferred. The maximum amount that may be transferred from the Fixed Account is the greater of (a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year. We reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer during such Contract Year. We may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See “Transfers.”)

Can I surrender the Contract?

Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See “Surrenders and Partial Surrenders.”) Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Code may not be allowed in certain circumstances. (See “Federal Tax Matters.”)

Is there a death benefit?

If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner’s death. Subject to age limitations, you may select the death benefit option that is available in this Contract. You must select the death benefit option at the time you apply for the Contract, and your selection may not be changed after the Contract is issued. (See “Death Benefit.”)

What Annuity Options are available?

Currently, we apply the Contract Value, less any applicable premium tax, to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Some Annuity Options are available on either a fixed or variable payment basis. (See “Annuitization”.)

Is the Contract available for qualified retirement plans?

You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See “Description of the Contract, The Contract,” and “Federal Tax Matters, Qualified Retirement Plans.”)

Where may I find financial information about the Sub-Accounts?	You may find financial information about the Sub-Accounts in Appendix F to this prospectus and in the Statement of Additional Information.
Other contracts

We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their Sub-Accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our administrative office in writing or by telephone.

Federal Tax Status

Generally all earnings on the Investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See “Federal Tax Matters”).

THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2005, Protective Life had total assets of approximately $28.3 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation (“PLC”), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $29.0 billion at December 31, 2005.

Protective Variable Annuity Separate Account

The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life’s general account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

The following 45 Sub-Accounts of the Variable Account are available in Contracts that are purchased after May 31, 2003:

Fidelity VIP Mid  Cap-SC2*
Fidelity VIP Growth-SC2*
Fidelity VIP Equity-Income-SC2*
Fidelity VIP Contrafund®-SC2*
Fidelity VIP Investment Grade Bond-SC2*
Fidelity VIP Index 500-SC2*

Van Kampen Aggressive Growth II*
Van Kampen Emerging Growth II*
Van Kampen Enterprise II*
Van Kampen Comstock II*
Van Kampen Growth and Income II*
Van Kampen Government II*
Van Kampen UIF Equity and Income II*

Goldman Sachs International Equity
Goldman Sachs Structured Small Cap Equity
Goldman Sachs Capital Growth
Goldman Sachs Mid CapValue**
Goldman Sachs Structured U.S. Equity
Goldman Sachs Growth and Income

Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture
Lord Abbett Growth Opportunities
Lord Abbett America’s Value

Oppenheimer Mid Cap SS*
Oppenheimer Global Securities SS*
Oppenheimer Capital Appreciation SS*
Oppenheimer Main Street SS*
Oppenheimer High Income SS*
Oppenheimer Strategic Bond SS*
Oppenheimer Money Fund

MFS New Discovery SS*
MFS Emerging Growth SS*
MFS Research SS*
MFS Investors Growth Stock SS*
MFS Investors Trust SS*
MFS Utilities SS*
MFS Total Return SS*

Franklin Income Securities-C2*
Franklin Rising Dividends Securities-C2*

Franklin Small-Mid Cap Growth
Securities-C2*

Franklin Flex Cap Growth Securities-C2*
Mutual Shares Securities-C2*
Templeton Foreign Securities-C2*
Templeton Growth Securities-C2*

*    This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see “Other Information about the Funds” and “Distribution of the Contracts” in this prospectus, and the prospectus for the Fund.

**  This Sub-Account is available only in Contracts purchased before May 1, 2006.

Other Sub-Accounts are available in Contracts purchased before June 1, 2003. For purposes of determining which Sub-Accounts are available in your Contract, we will treat the date of your application as the date you purchased your Contract. See Appendix E for more information about the availability of Sub-Accounts in Contracts purchased before June 1, 2003. This Contract may not offer all the Sub-Accounts of the Variable Account, and other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.

Administration

Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Fidelity® Variable Insurance Products managed by Fidelity Management & Research Company and subadvised by FMR Co., Inc. or Fidelity Investments Money Management, Inc.; Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management; Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Lord Abbett Series Trust, managed by Lord, Abbett & Co. and Franklin Templeton Variable Insurance Products Trust managed by Franklin/Templeton Distributors, Inc. Shares of these funds are offered only to:

(1)         the Variable Account;

(2)         other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;

(3)         separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and

(4)         certain qualified retirement plans.

Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio, Service Class 2

This Fund seeks long-term growth of capital.

VIP Growth Portfolio, Service Class 2

This Fund seeks to achieve capital appreciation.

VIP Equity-Income Portfolio, Service Class 2

This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).

VIP Contrafund® Portfolio, Service Class 2

This Fund seeks long-term capital appreciation.

VIP Investment Grade Bond Portfolio, Service Class 2

This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP Index 500 Portfolio, Service Class 2

This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Goldman Sachs Variable Insurance Trust

Goldman Sachs International Equity.

Long-term capital appreciation.

Goldman Sachs Structured Small Cap Equity.

Long-term growth of capital.

Goldman Sachs Structured U.S. Equity.

Long-term growth of capital and dividend income.

Goldman Sachs Mid Cap Value. (available only in Contracts purchased before May 1, 2006.)

Long-term capital appreciation.

Goldman Sachs Growth and Income.

Long-term growth of capital and growth of income.

Goldman Sachs Capital Growth.

Long-term growth of capital.

Van Kampen Life Investment Trust

Aggressive Growth Portfolio Class II.

Seeks capital growth.

Emerging Growth Portfolio Class II.

Seeks capital appreciation.

Enterprise Portfolio Class II.

Seeks capital appreciation through investments in securities believed by the investment adviser to have above average potential for capital appreciation.

Comstock Portfolio Class II.

Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Growth and Income Portfolio Class II.

Seeks long-term growth of capital and income.

Government Portfolio Class II.

Seeks high current return consistent with preservation of capital.

The Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II.

Seeks both capital appreciation and current income.

MFS® Variable Insurance TrustSM

New Discovery Series Service Class Shares.

This Fund seeks capital appreciation.

Emerging Growth Series Service Class Shares.

This Fund seeks to provide long-term growth of capital.

Research Series Service Class Shares.

This Fund seeks to provide long-term growth of capital and future income.

Investors Growth Stock Series Service Class Shares.

This Fund seeks to provide long-term growth of capital and future income rather than current income.

Investors Trust Series Service Class Shares.

This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

Utilities Series Service Class Shares.

This Fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

Total Return Series Service Class Shares.

This Fund seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

Oppenheimer Variable Account Funds

Mid Cap Fund/VA Service Shares.

This Fund seeks capital appreciation by investing in “growth type” companies.

Global Securities Fund/VA Service Shares.

This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, “growth-type” companies and cyclical industries.

Capital Appreciation Fund/VA Service Shares.

This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Main Street Fund/VA Service Shares.

This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies.

High Income Fund/VA Service Shares.

This Fund seeks a high level of current income from investment in high yield fixed-income securities.

Money Fund/VA.

This Fund seeks maximum current income from investments in “money market” securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Strategic Bond Fund/VA Service Shares.

This Fund seeks a high level of current income by investing mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities and lower-grade high yield securities of U.S. and foreign companies.

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Mid-Cap Value Portfolio.

The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Bond-Debenture Portfolio.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth Opportunties Portfolio.

The Fund’s investment objective is capital appreciation.

America’s Value Portfolio.

The Fund’s investment objective is to seek current income and capital appreciation.

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund, Class 2

This Fund seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Rising Dividends Securities Fund, Class 2

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Small-Mid Cap Growth Securities Fund, Class 2

This Fund seeks long-term capital growth.

Franklin Flex Cap Growth Securities Fund, Class 2

This Fund seeks capital appreciation.

Mutual Shares Securities Fund, Class 2

This Fund seeks capital appreciation, with income as a secondary goal.

Templeton Foreign Securities Fund, Class 2

This Fund seeks long-term capital growth.

Templeton Growth Securities Fund, Class 2

This Fund seeks long-term capital growth.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You should read the Funds’ prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Other Funds may be available for Contracts purchased before June 1, 2003. Please see Appendix E for more information.

Selection of Funds

We select the Funds offered through the Contracts based on several criteria, including the following:

•  asset class coverage,

•  the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure,

•  brand recognition,

•  performance,

•  the capability and qualification of each investment firm, and

•  whether our distributors are likely to recommend the Funds to Contract Owners.

Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will compensate us for providing administrative, marketing, and support services. For a discussion of the administrative, marketing and support fees we receive from the Funds, see “Administrative, Marketing, and Support Service Payments.” We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Other Information about the Funds

Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Account Value to the Sub-Account investing in shares of that Fund.

Administrative, Marketing, and Support Service Payments

We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services we (or our affiliates) provide. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing, and administering the Contracts.

12b-1 Fees.   We and our affiliate, Investment Distributors, Inc. (“IDI”), the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us as compensation for our provision of administrative and marketing services relating to the Contracts on IDI’s behalf. Rule 12b-1 fees are paid out of Fund assets as part of the Fund’s total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Van Kampen Life Investment Trust	0.25%
Oppenheimer Variable Account Funds	0.25%
Fidelity® Variable Insurance Products	0.25%
Franklin Templeton Variable Insurance Products Trust	0.25%
Paid to us:
MFS Variable Insurance Trust	0.25%
Universal Institutional Funds, Inc.	0.05%

Administrative Payments.   As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds for administrative and other services we provide relating to Variable Account operations. These payments are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds range from 0.10% to 0.35% of Fund assets attributable to our variable insurance contracts.

Other Payments.   A Fund’s adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts (“selling firms”) with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

For details about the compensation payments we make in connection with the sale of the Contracts, see “Distribution of the Contracts.”

Other Investors in the Funds

Shares of Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Calvert Variable Series, Inc. (available only in certain Contracts issued before May 1, 2002), and Van Eck Worldwide Insurance Trust (available only in certain Contracts issued before May 1, 2002), are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as “shared funding.” They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as “mixed funding.” As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life’s Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The boards of directors (or trustees) of Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Calvert Variable Series, Inc., and Van Eck Worldwide Insurance Trust monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund’s various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund’s prospectus.

Addition, Deletion or Substitution of Investments

Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life’s judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract’s interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered.

The Contract

The Protective Variable Annuity II Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group Contract, you will receive a certificate evidencing your ownership interest in the group Contract. Otherwise, you will receive an individual Contract.

Use of the Contract in Qualified Plans.

You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term “Owner” refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together; they are designated as the Owner and the Joint Owner. In the case of Joint Owners, provisions relating to action by the Owner means both Joint Owners acting together. Protective Life may accept instructions from one Owner on behalf of both Owners. Protective Life will only issue a Contract prior to each Owner’s 85th birthday. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who are nonnatural persons, age restrictions do not apply to the Owner.

The Owner of this Contract may be changed by Written Notice provided:

(1)   each new Owner’s 85th birthday is after the Effective Date; and

(2)          each new Owner’s 90th birthday is on or after the Annuity Commencement Date.

For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See “Taxation of Annuities in General.”)

Beneficiary.

The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

Primary — The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner’s death.

If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner’s death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

Annuitant.

The Annuitant is the person on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant’s 85th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed. The new Annuitant’s 90th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested.

Payee.

The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker/dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $2,000. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

Purchase Payments

In all states except Oregon we will only accept initial Purchase Payments before the earlier of the oldest Owner’s 85th birthday or the Annuitant’s 85th birthday. No Purchase Payment will be accepted within 7 years of the Annuity Commencement Date then in effect. In the state of Oregon, we will only accept Purchase Payments (initial or subsequent) before the earlier of the oldest Owner’s 85th birthday or the Annuitant’s 85th birthday. The minimum subsequent Purchase Payment we will accept is $100 or $50 if made by electronic funds transfer. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive them at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any Purchase Payment received at our administrative office after the end of the Valuation Period on the next Valuation Day. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior administrative office approval. This amount is currently $1,000,000.

Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Fixed Account. You may not elect the automatic purchase payment plan and the partial automatic withdrawal plan simultaneously. (See “Surrenders and Partial Surrenders”.) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan.

We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

Right to Cancel

You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our administrative office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. Where required, we will refund the Purchase Payment.

For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Money Fund Sub-Account until the expiration of the right-to-cancel period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

Allocation of Purchase Payments

Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com (“non-written instructions”). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

Variable Account Value

Sub-Account Value.

A Contract’s Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the appropriate class of Accumulation Units in that Sub-Account on that day. (See “Determination of Accumulation Units” and “Determination of Accumulation Unit Value.”) The class of Accumulation Units attributable to a Contract depends on the benefits package chosen by the Owner. (See “Condensed Financial Information, Accumulation Units.”)

Determination of Accumulation Units.

Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

•       surrenders and applicable surrender charges;

•       partial surrenders and applicable surrender charges;

•       partial automatic withdrawals;

•       transfer from a Sub-Account and any applicable transfer fee;

•       payment of a death benefit claim;

•       application of the Contract Value to an Annuity Option; and

•       deduction of the annual contract maintenance fee.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event.

Determination of Accumulation Unit Value.

The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1)         is the result of:

a.                  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

b.                 the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the “ex-dividend” date occurs during the current Valuation Period.

(2)         is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.

(3)         is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

Transfers

Before the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions at our administrative office, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate. Prices for the Allocation Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received at our administrative office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received at our administrative office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See “Suspension or Delay in Payments.”) There are limitations on transfers, which are described below.

After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account or any Sub-Account.

How to Request Transfers.

Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com (“non-written instructions”). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

Reliability of Communications Systems.

The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers’, your registered representative’s, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us.

Limitations on Transfers.

We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

Minimum amounts.   You must transfer at least $100 each time you make a transfer. If the entire amount in the Allocation Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Allocation Option after a transfer, then we may transfer the entire amount out of that Allocation Option instead of the requested amount.

Number of transfers.   Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year. We also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year. The transfer fee will not exceed $25 per transfer. We will deduct any transfer fee from the amount being transferred. (See “Charges and Deductions, Transfer Fee.”)

Limitations on transfers involving the Guaranteed Account.   No amounts may be transferred into a DCA Fixed Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account.

Limitations on frequent transfers, including “market timing” transfers.   Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund’s portfolio securities and the reflection of that change in the Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

•       Increased brokerage, trading and transaction costs;

•       Disruption of planned investment strategies;

•       Forced and unplanned liquidation and portfolio turnover;

•       Lost opportunity costs; and

•       Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners.

In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account.

We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund’s refusal or restriction on purchases or redemptions. We will notify the

Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner’s transfer request. We also reserve the right to implement and administer any redemption fees imposed by any of the Funds. You should read the prospectuses of the Funds for more information about their ability to refuse or restrict purchases or redemptions of their shares and to impose redemption fees.

We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Dollar Cost Averaging.

Prior to the Annuity Commencement Date, you may instruct us by Written Notice to systematically and automatically transfer, on a monthly or quarterly basis, amounts from a DCA Fixed Account (or any other Allocation Option) to any Allocation Option, except that no transfers may be made into any account of the Guaranteed Account or the Oppenheimer Money Fund Sub-Account. This is known as the “dollar-cost averaging” method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period and frequency of the dollar cost averaging transfers, and the Allocation Option(s) into which the transfers are to be made. Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. Dollar cost averaging transfers may be made monthly or quarterly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account. In Oregon, only your initial Purchase Payment may be allocated to a DCA Fixed Account.

The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Fixed

Account. In states where the Fixed Account is not available, we will transfer the remaining amount to the Oppenheimer Money Fund Sub-Account. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

From time to time, we may offer interest rates on our DCA Fixed Accounts that are higher than the interest rates we offer on the Fixed Account. The interest rates on the DCA Fixed Accounts, however, apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Fixed Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Fixed Account for the full period.

There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon written notice to the Owner.

Portfolio Rebalancing.

Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts (“portfolio rebalancing”). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. You may not transfer any Contract Value to or from the Guaranteed Account as part of portfolio rebalancing. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

At any time before the Annuity Commencement Date, you may request a full or partial surrender from your Contract. Federal and state income taxes may apply to a full or partial surrender, and a 10% federal penalty tax may apply if the surrender occurs before the Owner reaches age 59 1/2. (See “Taxation of Partial and Full Surrenders.”) A surrender value may be available under certain Annuity Options. (See “Annuitization.”) In accordance with SEC regulations, full and partial surrenders are payable within 7 calendar days of our receiving your request. (See “Suspension or Delay in Payments.”)

Full Surrender.

At any time before the Annuity Commencement Date, you may request a full surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for full surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a full surrender by facsimile or change the requirements for your ability to request a full surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at the time.

Surrender Value.

The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your Written Notice or facsimile requesting surrender and your Contract at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day.

Partial Surrender.

At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $2,000. You may request a partial surrender by Written Notice or by facsimile. If we have received your completed Telephone Withdrawal Authorization Form, you also may request a partial surrender by telephone. Partial surrenders requested by telephone or facsimile are subject to limitations. Currently we accept requests for partial surrenders by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For partial surrenders of Contract Value exceeding 25% of Contract Value and/or $50,000 we will only accept partial surrender requests by Written Notice. We may eliminate your ability to make partial withdrawals by telephone or facsimile or change the requirements for your ability to make partial withdrawals by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

We will withdraw the amount of your partial surrender from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any partial surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge and any applicable premium tax.

You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

Cancellation of Accumulation Units.

Surrenders and partial surrenders, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

Surrender and Partial Surrender Restrictions.

The Owner’s right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

           (i)      contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

          (ii)      earnings on those contributions; and

        (iii)      earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, severance from employment, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Partial Automatic Withdrawals.

Currently, the Company offers a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:

(1)         made an initial Purchase Payment of at least $5,000; or

(2)         a Contract Value as of the previous Contract Anniversary equal to $5,000.

The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See “Purchase Payments”.) There may be federal and state income tax consequences to partial automatic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59 1/2. You should consult your tax advisor before participating in any withdrawal program. (See “Taxation of Partial and Full Surrenders”.)

When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the “free withdrawal amount” described in the “Surrender Charge” section of this prospectus, we will deduct a surrender charge where applicable. (See “Surrender Charge.”) Partial automatic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value and will be made only by an electronic fund transfer. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

If any partial automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. Upon notification of the death of any Owner, we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

There is no charge for the partial automatic withdrawal plan. We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you.

THE GUARANTEED ACCOUNT

The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company’s general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company’s general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner’s information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

The Guaranteed Account consists of the Fixed Account and the DCA Fixed Accounts. The Fixed Account and certain DCA Fixed Accounts are not available in all States. See “The Fixed Account” and “The DCA Fixed Accounts” for more information. The Fixed Account and the DCA Fixed Accounts are part of Protective Life’s general account. The assets of Protective Life’s general account support its insurance and annuity obligations and are subject to Protective Life’s general liabilities from business operations. Since the Fixed Account and the DCA Fixed Accounts are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.

From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that is less than an annual effective interest rate of 3.00%. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

The Fixed Account.

The Fixed Account is not available in the states of Oregon, Maryland, Massachusetts, South Carolina or Washington. In states where the Fixed Account and DCA Fixed Accounts are available, you may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.

The interest rate we apply to Purchase Payments and transfers into the Fixed Account is guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments or transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

The DCA Fixed Accounts.

We currently offer two DCA Fixed Accounts. The maximum period for dollar cost average transfers from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months.

DCA Fixed Accounts are designed to systematically transfer amounts to other Allocation Options over a designated period. (See “Transfers, Dollar Cost Averaging.”) The DCA Fixed Accounts are available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account before allocating a Purchase Payment to that DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Fixed Account.

Guaranteed Account Value.

Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

(1)         Purchase Payments allocated to the Guaranteed Account; plus

(2)         amounts transferred into the Guaranteed Account; plus

(3)         interest credited to the Guaranteed Account; minus

(4)         amounts transferred out of the Guaranteed Account, including any applicable transfer fee; minus

(5)         the amount of any surrenders removed from the Guaranteed Account, including any applicable premium tax and surrender charges; minus

(6)         fees deducted from the Guaranteed Account.

For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a “first-in, first-out” (FIFO) basis.

DEATH BENEFIT

If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation Day. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner’s death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and non-Qualified Contracts, but there are some differences in the rules that apply to each.

The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

Payment of the Death Benefit.

The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:

(1)         the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner’s death; or,

(2)         the entire interest must be distributed within 5 years of the Owner’s death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner’s death.

If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

Continuation of the Contract by a Surviving Spouse.

In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner’s spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner, provided the deceased Owner’s spouse’s 85th birthday is after the Effective Date. The Contract will continue with the value of the death benefit, including the Earnings Enhancement Death Benefit if it was selected, having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. Neither the death benefit nor the optional Earnings Enhancement Death Benefit, if it was selected, is terminated by a surviving spouse’s continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse’s death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

Selecting a death benefit.

All Contracts are issued with the Return of Purchase Payments Death Benefit. You may also be eligible to select the optional benefit package at the time you apply for your Contract. Your selection may not be changed after we issue the Contract. The optional benefit package is subject to age limitations. The optional benefit package provides a death benefit that may be greater than the Return of Purchase Payments Death Benefit. Other optional death benefit packages were available in Contracts issued prior to January 5, 2004. See Appendix A and Appendix D for more information.

Return of Purchase Payments Death Benefit

The death benefit will equal the greater of:

(1)         the Contract Value; or

(2)         aggregate Purchase Payments less an adjustment for each surrender.

For Contracts purchased after December 31, 2002, the adjustment for each surrender in item (2) is the amount that reduces the aggregate Return of Purchase Payments Death Benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Return of Purchase Payments Death Benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered, including associated surrender charges. See Appendix A for an example of the calculation of each death benefit.

Optional Benefit Package

At the time of application, an eligible Owner may purchase the optional benefit package. You may purchase the optional benefit package only at the time of application and only if the Effective Date is before the oldest Owner’s 76th birthday. The death benefit available under the optional benefit package must be distributed according to the rules in the “Death Benefit” section above. See “Charges and Deductions, Surrender Charges” for a discussion of the waiver of surrender charges.

We currently offer the optional Annual Reset Death Benefit Package. This optional benefit package may provide a death benefit that is greater than the Return of Purchase Payments Death Benefit provided under the Contract and a waiver of surrender charges under certain circumstances. If you purchase this package, the mortality and expense risk expense charge will increase by 0.30% to 1.40%, for total mortality and expense risk and administration charges of 1.55%. (See “Charges and Deductions”.) If you select the optional benefit package, you may not cancel or change the option. If any Owner is not a natural person, we will treat references to the Owner’s birthday as references to the Annuitant’s birthday.

For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the death benefit selected and without any change in the Contract’s mortality and expense risk charge. It is possible that, at the time of an Owner’s death, the death benefits under the optional benefit package will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial adviser to carefully consider these possibilities and the added cost of the optional benefit package before you decide whether the optional benefit package is right for you.

See Appendix A for an example of the calculation of each death benefit.

Annual Reset Death Benefit Package.

We will determine an annual reset anniversary value, for each Contract Anniversary occurring before the earlier of the deceased Owner’s 80th birthday or the deceased Owner’s date of death. Each annual reset anniversary value is equal to the sum of:

•       the Contract Value on that Contract Anniversary; plus

•       all Purchase Payments since that Contract Anniversary; minus

•       an adjustment for each surrender since that Contract Anniversary.

For Contracts purchased after December 31, 2002, the adjustment for each surrender since the relevant Contract Anniversary is the amount that reduces the annual reset death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the annual reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered, including associated surrender charges, since that Contract Anniversary.

The death benefit will equal the greater of:

(1)         the Return of Purchase Payments Death Benefit; or

(2)         the greatest annual reset anniversary value attained.

See Appendix A for an example of the calculation of each death benefit.

SUSPENSION OR DELAY IN PAYMENTS

Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

(1)         when the New York Stock Exchange is closed; or

(2)         when trading on the New York Stock Exchange is restricted; or

(3)         when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

(4)         when the SEC, by order, so permits for the protection of security holders.

We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

SUSPENSION OF CONTRACTS

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General.

We do not deduct any charge for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you make a full or partial surrender before the Annuity Commencement Date or, if you elected early annuitization, when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. (See “Annuitization, Annuity Commencement Date.”). We do not apply the surrender charge to the payment of a death benefit.

In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life’s general assets, which may include amounts derived from the mortality and expense risk charge.

Free Withdrawal Amount.

Each Contract Year you may withdraw a specified amount, called the “free withdrawal amount”, from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 15% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract

Anniversary; (2) 15% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 15% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the free withdrawal amount in any Contract Year are treated as surrenders. Withdrawals, including withdrawals of the free withdrawal amount, may be subject to income taxation and may be subject to a 10% federal penalty tax if taken before the Owner reaches age 59 1/2. (See “Taxation of Annuities in General, Taxation of Partial and Full Surrenders.”)

Determining the Surrender Charge.

We calculate the surrender charge by first allocating surrendered Contract Value in excess of any free withdrawal amount to Purchase Payments or portions of Purchase Payments not previously assessed with a surrender charge on a “first-in, first-out” (FIFO) basis. We then allocate any remaining surrendered Contract Value pro-rata to these Purchase Payments. The surrender charge is the total of each of the allocated amounts of surrendered Contract Value multiplied by its applicable surrender charge percentage, as shown below. If the surrendered Contract Value exceeds any free withdrawal amount and if no surrendered Contract Value was allocated to Purchase Payments, we determine the surrender charge on the surrendered Contract Value by applying the surrender charge percentage associated with the most recent Purchase Payment we accepted.

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	Surrender Charge as Percentage of Amount Surrendered
0	7.0%
1	6.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7+	0%

We will monitor the amount of the surrender charge we assess such that the amount of any surrender charge we impose, when added to any surrender charge previously paid on the Contract, will not exceed nine percent (9%) of aggregate Purchase Payments made to date for your Contract.

Refer to Appendix B for an example of how the surrender charge is calculated.

Reduction or Elimination of Surrender Charge.

We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. We will determine the entitlement to such a reduction in surrender charge.

We may also waive surrender charges on partial surrenders taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See “Qualified Retirement Plans”.) During any Contract Year, the total amount of such partial surrenders will reduce the free withdrawal amount available on any subsequent partial surrender.

Waiver of Surrender Charges.

If you select the optional benefit package we will waive any applicable surrender charge if, at any time after the first Contract Year:

(1)         you are first diagnosed as having a terminal illness by a physician that is not related to you or the Annuitant; or,

(2)         you enter, for a period of at least ninety (90) days, a facility which is both

(a)           licensed by the state (in New Hampshire, operated pursuant to law); and

(b)          qualified as a skilled nursing home facility under Medicare or Medicaid.

For Contracts purchased in the State of Texas, we will also waive surrender charges on these conditions during the first Contract Year.

The term “terminal illness” means that you are diagnosed as having a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in your death in 12 months or less. A “physician” is a medical doctor licensed by a state’s Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof satisfactory to us of a terminal illness or nursing home confinement. We reserve the right to require an examination by a physician of our choice.

Once we have granted the waiver of surrender charges, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments.

If any Owner is not an individual, the waiver of surrender charge provisions will apply to the Annuitant.

Suspension of Benefits.

For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision above.

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. Before the Annuity Commencement Date, the charge is equal, on an annual basis, to 1.10% of the average daily net assets of the Variable Account attributable to your Contract if you select only the Return of Purchase Payments Death Benefit. If you select the Optional Benefit Package, the mortality and expense risk expense charge will increase by 0.30% for a total mortality and expense risk charge of 1.40% (on an annual basis) of the average daily net assets of the Variable Account attributable to your Contract. (See “Optional Benefit Package”.) On and after the Annuity Commencement Date, the mortality and expense risk charge is equal to 1.10% (on an annual basis) of the average daily net assets of the Variable Account attributable to a Contract.

Contracts purchased before January 5, 2004 have different mortality and expense risk charges than those described above. If you purchased your Contract during the period from June 1, 2003 through January 4, 2004, please see Appendix G for information about the fees and charges and examples of charges in your Contract. If you purchased your Contract before June 1, 2003, please see Appendix E for information about the Sub-Accounts, Funds, and the fees and charges and examples of charges in your Contract.

The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. It is possible that the mortality and expense risk charge (or a portion of it) could be treated as a distribution from the Contract for tax purposes. (See “Federal Tax Matters.”) We may incur a profit or a loss from the mortality and expense risk charge. Any profit may be used to finance distribution and other expenses.

Administration Charges

We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Transfer Fee

Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Contract Maintenance Fee

Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $30 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

Fund Expenses

The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund’s assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds, which accompany this Prospectus.)

Premium Taxes

Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

Other Information

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay the commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See “Distribution of the Contracts” for more information about payments we make to the broker-dealers.

ANNUITIZATION

Annuity Commencement Date

On the Effective Date, the Annuity Commencement Date is the later of (1) the oldest Owner’s or Annuitant’s 90th birthday or (2) the 10th Contract Anniversary. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85), may in certain circumstances have adverse income tax consequences. (See “Federal Tax Matters”.) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.

On the Annuity Commencement Date, we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

Changing the Annuity Commencement Date.

In all states except Oregon, the Owner may change the Annuity Commencement Date by Written Notice. The new Annuity Commencement Date must be at least 30 days after the date we receive the written request, at least 7  years after the most recent Purchase Payment, and no later than the oldest Owner’s or Annuitant’s 90th birthday.

Early Annuitization.

At any time after the second Contract Anniversary, we will permit you to elect the immediate annuitization of your Contract under certain Annuity Options. To elect this early annuitization, you must make your election by Written Notice, and you must select an Annuity Option providing either (i)  life income with or without a certain period, or (ii) payments for a certain period of at least 10 years. We will not accept an early annuitization election if you select payments for a certain period of less than 10 years. Once we accept your early annuitization election, we will change the Annuity Commencement Date to the date on which we accepted the election, and we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment.

We will waive any surrender charges that may otherwise apply on the date we accept your election of early annuitization. However, surrender charges will apply if, after your early annuitization election, you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. In this case, the surrender charge will be determined as described in “Charges and Deductions, Surrender Charge,” but without regard to any free withdrawal amount that may have otherwise been available. (See “Charges and Deductions, Surrender Charge.”)

We reserve the right to modify, limit, suspend or eliminate the early annuitization privilege without prior notice for any Contract or class of Contracts at any time for any reason.

Fixed Income Payments

Fixed income payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments

Variable income payments are periodic payments from the Company to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (variable payments for a certain period). Refer to Appendix C for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Variable Option B (life income with or without a certain period).

Annuity Units.

On the Annuity Commencement Date, we will apply the Contract Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a)          is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b)         is the Annuity Unit value for the preceding Valuation Period; and

(c)          is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

The AIR is equal to 5%.

If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

Refer to Appendix C for an explanation of the variable income payment calculation.

Exchange of Annuity Units.

After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

Annuity Options.

You may select an Annuity Option, or change your selection by Written Notice Protective Life receives no later than 30 days before the Annuity Commencement Date. You may not change your selection of an Annuity Option less than 30 days before the Annuity Commencement Date. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Contract Value to Option B — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

You may select from among the following Annuity Options:

Option A — Payments For a Certain Period:

We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant. The Contract may be fully or partially surrendered for a commuted value while variable income payments under Option A are being made, but fixed income payments under this option may not be surrendered. Refer to Appendix C for an explanation of the commuted value calculation.

Option B — Life Income With Or Without A Certain Period:

Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option  B. If no certain period is selected, payments will stop upon the death of the Annuitant(s), no matter how few or how many payments have been made. The Contract may not be surrendered while variable income payments under Option B are being made regardless of whether fixed or variable income payments are selected.

Additional Option:

You may use the Contract Value, less applicable premium tax, to purchase any annuity contract that we offer on the date you elect this option.

Minimum Amounts

If your Contract Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company’s rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant’s death.

YIELDS AND TOTAL RETURNS

From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds’ performance also reflects the Funds’ expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract and any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes.

When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

Non-standard performance data will only be disclosed if the standard performance data for the periods described in “Standardized Average Annual Total Returns,” above, is also disclosed.

Performance Comparisons

Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. (“Lipper”), the Variable Annuity Research Data Service (“VARDS”), and Morningstar Inc. (“Morningstar”) are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any “deduction” for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund’s investment experience is positive.

FEDERAL TAX MATTERS

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company’s Tax Status

Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a “regulated investment company” under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

Under existing provisions of the Code, except as described below, any increase in an Owner’s Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

(1)         the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations;

(2)   the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)   the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment.

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

(1)         Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)         certain Qualified Contracts;

(3)         Contracts purchased by employers upon the termination of certain Qualified Plans;

(4)         certain Contracts used in connection with structured settlement agreements; and

(5)         Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed Annuity Commencement Dates.

If the Contract’s Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner’s income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your “investment in the contract.” All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under a partial automatic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the “investment in the contract.” For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

Partial and full surrenders may be subject to a 10% penalty tax. (See “Penalty Tax on Premature Distributions.”) Partial and full surrenders may also be subject to federal income tax withholding requirements. (See “Federal Income Tax Withholding.”) In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a “direct rollover” of the amount surrendered is made. (See “Direct Rollovers.”)

Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to Surrender Charges if you have a terminal illness or enter, for a period of at least 90 days, certain nursing home facilities. However, such distributions will be treated as surrenders for federal income tax purposes.

The Contract offers optional death benefits (and may include an Earnings Enhancement Death Benefit) that in certain circumstances may exceed the greater of the Purchase Payments or the Contract Value. As described elsewhere in this prospectus, the Company imposes certain charges with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract.

Taxation of Annuity Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the “investment in the contract” (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See “Federal Income Tax Income Withholding.”) In addition, in the case of annuity income payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a “direct rollover” of such annuity payments is made. (See “Direct Rollovers.”)

Taxation of Death Benefit Proceeds

Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

(1)         if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

(2)         if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Commencement Date, if a guaranteed period exists under an Annuity Option and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

(1)         if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)         if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See “Federal Income Tax Withholding.”) In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a “direct rollover” of such proceeds is made. (See “Direct Rollovers.”)

Assignments, Pledges, and Gratuitous Transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee’s “investment in the contract” will increase to reflect the increase in the transferor’s income.

Penalty Tax on Premature Distributions

Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

(a)          received on or after the Owner reaches age 59 1/2 ;

(b)         attributable to the Owner’s becoming disabled (as defined in the tax law);

(c)          made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(d)         made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated Beneficiary (as defined in the tax law); or

(e)          made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

(Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit.) If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the

Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Internal Revenue Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

If you use this Contract in connection with a Qualified Plan, the Owner and Annuitant generally must be the same individual and generally may not be changed. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act (“ERISA”), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities (“IRAs”), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract and certain other benefits that the IRS may characterize as “other benefits” for purposes of the regulations under Code Section 401(a)(9) may increase the amount of the minimum required distribution that must be taken from your Contract.

There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

(a)          received on or after the date the Owner reaches age 59 1/2 ;

(b)   received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

(c)   made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception “c” above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.

When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

However, you may not use the Contract in connection with a “Coverdell Education Savings Account” (formerly known as an “Education IRA”) under Section 530 of the Code, a “Simplified Employee Pension” under Section 408(k) of the Code, or a “Simple IRA” under Section 408(p) of the Code.

Roth IRAs.

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner’s death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a “qualified rollover contribution” from a non-Roth IRA. However, a Roth IRA may not accept rollover contributions from other qualified plans, except rollovers from a “designated Roth account” maintained under such a plan. Special rules apply to rollovers from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

Corporate and Self-Employed (“H.R. 10” and “Keogh”) Pension and Profit-Sharing Plans.

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans.

Section 403(b) Annuity Contracts.

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a “Section 403(b) annuity contract” should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts.

Section 403(b) annuity contracts contain restrictions on withdrawals of:

           (i)      contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

          (ii)      earnings on those contributions; and

        (iii)      earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations.

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

Direct Rollovers

If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under Sections 401(a) or 403(a) of the Code, is a Section 403(b) annuity contract, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, Section 403(b) annuity contract or custodial account, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Internal Revenue Code, distributions which are part of a “series of substantially equal periodic payments” made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

The Contract

The Contract and its attachments, including the copy of your application and any endorsements, riders and amendments, constitute the entire agreement between you and us. All statements in the application shall be considered representations and not warranties. The terms and provisions of this Contract are to be interpreted in accordance with the Code and applicable regulations.

Error in Age or Gender

When a benefit of the Contract is contingent upon any person’s age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

We will not contest the Contract.

Non-Participation

The Contract is not eligible for dividends and will not participate in Protective Life’s surplus or profits.

Assignment or Transfer of a Contract

You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee’s or transferee’s interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See “Taxation of Annuities in General, Assignments, Pledges and Gratuitous Transfers” in the prospectus.)

Notice

All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner’s instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

No Default

The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

We have entered into an agreement with Investment Distributors, Inc. (“IDI”) under which IDI has agreed to distribute the Contracts on a “best efforts” basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc.

IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, “Selling Broker-Dealers”) for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI’s operating and other expenses.

We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2003	$20,398,806
December 31, 2004	$17,693,711
December 31, 2005	$20,020,473

We offer the Contract on a continuous basis. While we anticipate continuing to offer the Contracts, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

Compensation Paid to All Selling Broker-Dealers.   We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events.

The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

Additional Compensation Paid to Selected Selling Broker-Dealers.   In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional “trail” commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer’s registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

In 2005, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones and A.G. Edwards in connection with the sale of our variable insurance products (including the Contracts). Some of these payments were substantial.

These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Contracts, over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-

Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives.

Arrangements with Affiliated Selling Broker-Dealer.   In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

Inquiries

You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.

IMSA

Protective Life Insurance Company is a member of the Insurance Marketplace Standards Association (“IMSA”), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI’s, Protective Life’s or the Variable Account’s financial position.

VOTING RIGHTS

In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner’s percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner’s percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner’s percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2005 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2005 and 2004 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

The audited consolidated balance sheets for Protective Life as of December 31, 2005 and 2004 and the related consolidated statements of income, share-owner’s equity, and cash flows for the three years in the period ended December 31, 2005 and the related financial statement schedules as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	3
STATE REGULATION	3
RECORDS AND REPORTS	3
LEGAL MATTERS	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
OTHER INFORMATION	4
FINANCIAL STATEMENTS	4

APPENDIX A

EXAMPLE OF DEATH BENEFIT CALCULATIONS
(for Contracts purchased after December 31, 2002)

Assume an Owner is 55 on the Effective Date, 1/1/yy. Assume the following transactions occur prior to the Owner’s death and that the Contract Value before the Partial Surrender on 4/1/(yy+2) is $125,000.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender	$25,000
	(including applicable surrender charges)
10/1(yy+4)	Purchase Payment	$80,000

The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges including Fund expenses and Periodic Charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

Finally, assume the Owner dies on 7/1(yy+5) when the Contract Value is $185,000. Also assume that proof of death was provided immediately, and no premium tax is applicable.

Return of Purchase Payments Death Benefit

Under the Return of Purchase Payments Death Benefit, the death benefit payable is the greater of:

(1)         Contract Value of $185,000 or,

(2)         aggregate Purchase Payments less an adjustment for each surrender*, or $180,000 less $20,000 equals $160,000.

The death benefit payable is then $185,000.

*                    The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Return of Purchase Payments Death Benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Return of Purchase Payments Death Benefit in the same proportion on the date of the surrender is 20% of $100,000 or $20,000.

Annual Reset Death Benefit Option

The Annual Reset Death Benefit is equal to the greatest annual reset anniversary value attained, where an annual reset anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each subsequent amount surrendered**, as shown below.

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $26,000 plus $80,000 equals $174,000
1/1/(yy+2)	$130,000 minus $26,000 plus $80,000 equals $184,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000

**    The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is

A-1

lower than the annual reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Annual Reset Anniversary Death Benefit in the same proportion on the date of the surrender is 20% of $130,000 or $26,000.

The Annual Reset Death Benefit is the greatest annual reset anniversary value attained, or $190,000.

Under the Annual Reset Death Benefit option, the death benefit payable is the greater of:

(1)         the Return of Purchase Payments Death Benefit of $185,000; or

(2)         the Annual Reset Death Benefit of $190,000.

The death benefit payable is then $190,000.

Compound and 3-Year Reset Death Benefit Option
(not available in Contracts purchased on or after January 5, 2004)

Contracts issued prior to January 5, 2004 offered the Compound and 3-Year Reset Death Benefit as an optional death benefit package. The Compound Death Benefit is equal to (1) the accumulation to the most recent Contract Anniversary of all prior Purchase Payments, less an adjustment for each amount surrendered before the most recent Contract Anniversary, using an annual effective interest rate of 4%, plus (2) all Purchase Payments on or since that Contract Anniversary less an adjustment for each amount surrendered since that Contract Anniversary. (An accumulation interest rate of 3% would have been applicable if the Effective Date of the Contract had been on or after the deceased Owner’s 71st birthday.) For ease of understanding, this example assumes an equal number of days in each quarterly period. In practice, the actual number of days in each period will be taken into account.

The Compound Death Benefit is:

Purchase Payment of $100,000 times (1.045) equals $121,665.29; minus
Surrender adjustment of $21,632*** times (1.042.75) equals $24,095.63; plus
Purchase Payment of $80,000 times (1.040.25) equals $80,788.27;
equals $178,357.93.

***  The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the compound death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. On the date of the surrender, the Compound Death Benefit is $100,000 x 1.042, or $108,160. The amount that reduces the Compound Death Benefit on that date in the same proportion that the amount surrendered reduces the Contract Value is 20% of $108,160, or $21,632.

The 3-Year Reset Death Benefit is equal to the greatest 3-year reset anniversary value attained, where a 3-year reset anniversary value equals the Contract Value on that Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each amount surrendered since that Contract Anniversary, as shown below.

The only 3-year reset anniversary was on 1/1/(yy+3), where the anniversary value was $105,000 plus $80,000 equals $185,000.

The 3-Year Reset Death Benefit is the greatest 3-year reset anniversary value attained, or $185,000.

Under the Compound and 3-Year Reset Death Benefit option, the death benefit payable is the greatest of:

(1)         the Return of Purchase Payments Death Benefit of $185,000; or

(2)         the Compound Death Benefit of $178,357.93; or

(3)         the 3-Year Reset Death Benefit, of $185,000.

The death benefit payable is then $185,000.

A-2

APPENDIX B

EXAMPLE OF SURRENDER CHARGE CALCULATION

Surrender charges are applied to Contract Value surrendered according to the table below:

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	Surrender Charge Percentage
0	7.0%
1	6.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7+	0.0%

Assume an initial Purchase Payment of $100,000 is made on the Effective Date, followed 5 years later by a subsequent Purchase Payment of $50,000. On the sixth Contract Anniversary, assume the Contract Value is $175,000.

During the seventh Contract Year, when the Contract Value has increased to $185,000, a partial surrender of $50,000 is requested. On the eighth Contract Anniversary, when the Contract Value is $200,000, a full surrender is requested.

When the partial surrender is requested, 15% of $175,000 equals $26,250 is available free of surrender charges. The remaining surrendered amount of $50,000 less $26,250 equals $23,750 is allocated to the initial Purchase Payment of $100,000. Since 6 full years have elapsed since the initial Purchase Payment, a 2.0% surrender charge percentage will apply and the surrender charge is $23,750 times 2.0% equals $475.

From the $200,000 surrendered, $73,750 represents earnings in the Contract and is free of surrender charges. The remaining $200,000 less $73,750 equals $126,250 is prorated to surrendered Purchase Payments as follows:

•       $76,250 is allocated to the initial Purchase Payment

•       $50,000 is allocated to the surrendered subsequent Purchase Payment

Since 8 full years have elapsed since the initial Purchase Payment, a 0.0% surrender charge percentage will apply to $76,250.

Since 3 full years have elapsed since the subsequent Purchase Payment, a 5.0% surrender charge percentage will apply to $50,000.

The total surrender charge upon the full surrender is $2,500.

B-1

APPENDIX C

EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

Assuming a Contract Value (less applicable charges and premium taxes) of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Contract Value Before Payment	Payment Made	Contract Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

EXPLANATION OF THE COMMUTED VALUE CALCULATION

A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See “Annuity Options.”) If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled “Contract Value after Payment,” above. If the Contract is surrendered while variable income payments are being made under Annuity Option A and the early annuitization privilege, the amount payable will be reduced by any applicable surrender charge. (See “Annuity Commencement Date, Early Annuitization.”)

C-1

APPENDIX D

ADDITIONAL DEATH BENEFIT INFORMATION
for Contracts Purchased before January 5, 2004

Compound and 3-Year Reset Death Benefit Package (Not available in the State of Washington).

We will determine a compound anniversary value on the most recent Contract Anniversary before the earlier of the deceased Owner’s 80th birthday or the deceased Owner’s date of death.

The compound anniversary value is equal to the sum of:

(a)           the accumulation to the Contract Anniversary of all Purchase Payments prior to that Contract Anniversary, minus an adjustment for each surrender prior to that Contract Anniversary; plus,

(b)          any Purchase Payments on or since that Contract Anniversary, minus an adjustment for each surrender on or since that Contract Anniversary.

For Contracts purchased after December 31, 2002, the adjustment for each surrender in items (a) and (b) is the amount that reduces the compound death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the compound death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment in Item (a) is the aggregate amount surrendered, including associated surrender charges, prior to that Contract Anniversary, and the adjustment in Item (b) is the aggregate amount surrendered, including associated surrender charges, on or since that Contract Anniversary.

If the Effective Date is before the deceased Owner’s 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 4.00%. If the Effective Date is on or after the deceased Owner’s 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 3.00%.

We will determine a 3-year reset anniversary value for every 3rd Contract Anniversary occurring before the earlier of the deceased Owner’s 80th birthday or the deceased Owner’s date of death. Each 3-year reset anniversary value is equal to the sum of:

•  the Contract Value on that Contract Anniversary; plus

•  all Purchase Payments since that Contract Anniversary; minus

•  an adjustment for each surrender since that Contract Anniversary.

For Contracts purchased after December 31, 2002, the adjustment for each surrender since the relevant Contract Anniversary is the amount that reduces the 3-year reset death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the 3-year reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered, including associated surrender charges, since that Contract Anniversary.

The death benefit will equal the greatest of:

(1)   the Return of Purchase Payments Death Benefit; or

(2)          the compound anniversary value; or

(3)          the greatest 3-year reset anniversary value attained.

See Appendix A for an example of the calculation of The Compound and 3-Year Reset Death Benefit.

Earnings Enhancement Death Benefit (not available in Minnesota, North Dakota or Washington)

The Earnings Enhancement Death Benefit is an amount we pay in addition to the death benefit under a Contract. Subject to a maximum, the additional amount payable under this benefit will be equal to a percentage of your Contract’s earnings, if there are any, between the Effective Date and the date as of which the death benefit is determined. If the oldest Owner is younger than 70 years old on the Effective Date, the benefit will pay 40% of earnings, up to a maximum of 80% of net Purchase Payments. If the oldest Owner is age 70 or more on that date, the benefit will pay 25% of earnings, up to a maximum of 50% of net Purchase Payments.

For Contracts purchased after May 31, 2003, the earnings to which the Earnings Enhancement Death Benefit applies are calculated as follows:

•       the Contract Value on the date as of which the amount of the death benefit is determined;

•       minus the Contract Value on the Effective Date and any Purchase Payments made after the Effective Date;

•       plus any Purchase Payments that were withdrawn after the Effective Date, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

For Contracts purchased before June 1, 2003, the earnings to which the Earning Enhancement Death Benefit applies are calculated in the same way except that calculations made 12 months or more after the Effective Date will be based on the amount of the Contract’s death benefit instead of its Contract Value.

For purposes of determining the maximum amount payable under this benefit, net Purchase Payments will be the net of:

•       the Contract Value on the Effective Date;

•       plus any Purchase Payments made after the Effective Date;

•       minus any Purchase Payments that were withdrawn after the Effective Date, including any surrender charges; (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

•       minus any Purchase Payments made after the date 12 months before the deceased Owner’s death.

For Contracts purchased after May 31, 2003, that have been continued by a surviving spouse after the death of the original owner, the earnings to which the Earnings Enhancement Death Benefit applies are calculated as follows:

•       the Contract Value on the date as of which the amount of the death benefit upon the death of the surviving spouse is determined;

•       minus the Contract Value on the date as of which we determined the value of the death benefit upon the death of the original owner, and any Purchase Payments made after that date;

•       plus any Purchase Payments that were withdrawn after the date on which we determined the value of the death benefit upon the death of the original owner, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

For Contracts purchased before June 1, 2003 that have been continued by a surviving spouse after the death of the original owner, the earnings to which the Earnings Enhancement Death Benefit applies are calculated in the same way except that calculations made 12 months or more after the Effective Date will be based on the amount of the Contract’s death benefit instead of its Contract Value.

For purposes of determining the maximum amount payable under this benefit for a continued Contract, net Purchase Payments will be the net of:

•       the Contract Value as of the date we determined the value of the death benefit upon the death of the original owner;

•       plus any Purchase Payments made afterwards;

•       minus any Purchase Payments that were withdrawn during this period, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

•       minus any Purchase Payments made after the date 12 months before the original surviving spouse’s death.

The Earnings Enhancement Death Benefit was available only at the time you applied for a Contract. You could purchase the Earnings Enhancement Death Benefit only when you applied for a Contract and only if the Effective Date of this benefit was before the oldest Owner’s 76th birthday.

The Earnings Enhancement Death Benefit increases the Contract’s mortality and expense risk charge by 0.25% from 1.10% to 1.35% for a Contract with the Return of Purchase Payments Death Benefit and from 1.25% to 1.50% for a Contract with an optional benefits package. (See “Charges and Deductions.”) No amount will be payable under this benefit after it terminates or if the Contract is transferred to any new Owner who was age 70 or more on the benefit’s effective date. Additionally, no amount will be payable under this benefit if there are no earnings, as described above, as of the date on which we determine the death benefit. You should consult a qualified financial adviser to carefully consider these possibilities and the benefit’s added cost before you decide whether this benefit is right for you.

Once purchased, neither Protective nor you can unilaterally terminate the Earnings Enhancement Death Benefit unless the entire Contract is terminated. The Earnings Enhancement Death Benefit will automatically terminate on the earlier of (1) the Annuity Commencement Date or (2) the later of the 10th Contract Anniversary or the oldest Owner’s 90th birthday. Upon termination of this benefit, the mortality and expense risk charge will decrease by 0.25%.

Example of Earnings Enhancement Death Benefit Calculation

The Earnings Enhancement Death Benefit (EEDB) is an amount we may pay in addition to the death benefit under a Contract. Subject to a cap, the additional amount payable under this benefit will be calculated in accordance with the following formula:

A × B	=	EEDB, where:
A	=	It the oldest Owner is younger than 70 years old on the Effective Date, 40%; if the oldest Owner is age 70 or more on that date, 25%.
B	=

Contract Value minus the Earnings Benefit Base. This amount is capped at 200% of: the net of the Earnings Benefit Base minus any Purchase Payments made within 12 months of the deceased Owner’s date of death.

The Earnings Benefit Base is equal to: the Contract Value on the benefit’s Effective Date, plus any Purchase Payments made after the Effective Date, minus any Purchase Payments withdrawn after the Effective Date (including any applicable surrender charges).

For purposes of calculating the EEDB, withdrawals are applied against earnings in the Contract first, and then against Purchase Payments.

Example:

Assume that the Owner is age 69 on the Effective Date, 1/1/yy. The following hypothetical transactions and consequent valuations occur on a Contract that had a Return of Purchase Payments Death Benefit and Earnings Enhancement Death Benefit when it was purchased:

Date	Transaction Type	Transaction Amount	Contract Value	Earnings Benefit Base	Contract Earnings	EEDB
1/1/yy	Purchase Payment	100,000	100,000	100,000	—	—
1/1/yy+1	Withdrawal	5,000	85,000	95,000	—	—
7/1/yy+7	Purchase Payment	10,000	250,000	105,000	145,000	58,000
1/1/yy+8	Withdrawal	15,000	305,000	105,000	200,000	76,000
1/1/yy+12	Withdrawal	50,000	355,000	105,000	250,000	84,000

Explanation:

On January 1, yy, an initial Purchase Payment of $100,000 is received. At this point, the Earnings Benefit Base is equal to the Contract Value on the benefit’s effective date ($100,000) and the EEDB is zero. (40% × [$100,000 – $100,000] = 0)

On January 1, yy+1, a withdrawal of $5,000 is taken from the Contract and the Contract shows $10,000 loss in its sub-account investments. The Contract Value after this withdrawal is $85,000. Because the Contract’s earnings prior to withdrawal are zero, the entire $5,000 is withdrawn from Purchase Payments and the Earnings Benefit Base is reduced to $95,000. Again, the EEDB is zero. (40% × [$85,000 – $95,000] = 0)

On July 1, yy+7 a subsequent Purchase Payment of $10,000 is received. Combined with cumulative Contract earnings of $145,000, this makes the Contract Value equal to $250,000. The Earnings Benefit Base also increases to $105,000 as a result of this Purchase Payment. The EEDB equals 40% of earnings, because the cap is higher than this amount. In this case, the EEDB works out to be $58,000 (40% × [$250,000 – $105,000] = $58,000)

On January 1, yy+8, a withdrawal of $15,000 is taken from the Contract. Because the Contract earnings prior to withdrawal are greater than the withdrawal, the entire $15,000 is withdrawn from cumulative earnings of $215,000 leaving a cumulative $200,000 of earnings in the Contract. This makes the Contract Value equal to $305,000. The $200,000 in earnings cannot be used to calculate the EEDB, however, because the earnings are in excess of the cap. The cap is 200% of the Earnings Benefit Base minus Purchase Payments received in the prior 12 months. (200% × [$105,000 – $10,000] = $190,000) Because the cap on the EEDB has triggered, the EEDB is equal to $76,000. (40% × $190,000 = $76,000)

On January 1, yy+12, a withdrawal of $50,000 is taken from the Contract. Because the Contract earnings prior to withdrawal are greater than the withdrawal, the entire $50,000 is withdrawn from cumulative earnings of $300,000, leaving a cumulative $250,000 of earnings in the Contract. This makes the Contract Value equal to $355,000. The $250,000 in earnings cannot be used to calculate the EEDB, however, because the cap on the earnings that can be applied to this benefit is $210,000. (200% × [$105,000 – $0] = $210,000) Because the cap on the EEDB has triggered, the EEDB is equal to $84,000. (40% × $210,000 =$84,000).

APPENDIX E
for Contracts Purchased before June 1, 2003

SUB-ACCOUNTS

The Sub-Accounts that are available in Contracts purchased before June 1, 2003, invest in the following Funds:

Calvert Variable Series, Inc.*
Social Small Cap Growth Portfolio
Social Balanced Portfolio

Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio-SC2
VIP Equity-Income Portfolio-SC2
VIP Growth Portfolio-SC2
VIP Index 500-SC2
VIP Investment Grade Bond Portfolio-SC2
VIP MidCap Portfolio-SC2

Franklin Templeton Variable
Insurance Products Trust
Franklin Flex Cap Growth Securities Fund, Class 2
Franklin Income Securities Fund, Class 2
Franklin Rising Dividends Securities Fund, Class 2

Franklin Small Mid-Cap Growth Securities Fund, Class 2

Mutual Shares Securities Fund, Class 2
Templeton Foreign Securities Fund, Class 2
Templeton Growth Securities Fund, Class 2

Goldman Sachs Variable Insurance Trust
Capital Growth Fund
Growth and Income Fund
International Equity Fund
Mid Cap Value Fund
Structured Small Cap Equity Fund
Structured U.S. Equity Fund

Lord Abbett Series Fund
America’s Value Portfolio
Bond-Debenture Portfolio
Growth and Income Portfolio
Growth Opportunities Portfolio
Mid-Cap Value Portfolio

MFS® Variable Insurance Trust
Emerging Growth Series
Investors Growth Stock Series
Investors Trust Series
New Discovery Series
Research Series
Total Return Series
Utilities Series

Oppenheimer Variable Account Funds
Capital Appreciation Fund/VA
Global Securities Fund/VA
High Income Fund/VA
Main Street Fund/VA
Mid Cap Fund/VA
Money Fund/VA
Strategic Bond Fund/VA

Universal Institutional Funds Inc.
Equity and Income Portfolio, Class II Shares

Van Kampen Life Investment Trust
Aggressive Growth Portfolio Class II
Comstock Portfolio Class I
Emerging Growth Portfolio Class I
Enterprise Portfolio Class I
Government Portfolio Class II
Growth and Income Portfolio Class I

Van Eck Worldwide Insurance Trust*
Worldwide Hard Assets Fund
Worldwide Real Estate Fund

*      The Sub-Accounts investing in the Calvert Variable Series, Inc. and Van Eck Worldwide Insurance Trust Funds are available only to Owners who meet certain conditions. (See “Protective Variable Annuity Separate Account” in this Appendix E.)

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Sub-Accounts and/or the Guaranteed Account. The tables do not include premium taxes, which may range up to 3.5% depending on the jurisdiction.

OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge (as a % of amount surrendered)	7%	(1)
Transfer Fee	$25	(2)
(1) The surrender charge declines over time. (See “Charges and Deductions.”)
(2) Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See “Charges and Deductions.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES
(other than Fund expenses)
Annual Contract Maintenance Fee	$30(1)
Variable Account Annual Expenses (as a % of average Variable Account value)
	without EEDB	with EEDB(2)
Contract with Return of Purchase Payment Death Benefit
Mortality and Expense Risk Charge(3)	1.10%	1.35%
Administration Charge	0.15%	0.15%
Total Variable Account Annual Expenses	1.25%	1.50%
Contract with Optional Benefit Package
Mortality and Expense Risk Charge(3)	1.25%	1.50%
Administration Charge	0.15%	0.15%
Total Variable Account Annual Expenses	1.40%	1.65%

(1)  We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $50,000 is more. (See “Charges and Deductions.”)

(2) If you selected the Earnings Enhancement Death Benefit (“EEDB”), the Mortality and Expense Risk Charge is increased by 0.25% while the EEDB is in effect. See “Charges and Deductions” and “Death Benefit.”

(3)           The mortality and expense risk charges presented in the table apply before the Annuity Commencement Date. After the Annuity Commencement Date, the mortality and expense risk charge for all contracts is 1.10% (on an annual basis) of average daily net assets of the Variable Account attributable to the Contract.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare this table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2005. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS
	Minimum	Maximum
Total Annual Fund Operating Expenses	0.35%	1.55	%(1)
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

(1)  The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Example of Charges

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges (assuming an Optional Benefit Package and the Earnings Enhancement Death Benefit were selected), and both maximum and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(1)          If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Total Fund Expenses	930	1,528	2,050	3,508
Minimum Total Fund Expenses	822	1,202	1,502	2,389

(2)          If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Total Fund Expenses	325	992	1,681	3,508
Minimum Total Fund Expenses	210	647	1,111	2,389

(1)       Generally, you cannot annuitize your Contract within 7 years after we accept a Purchase Payment. In limited circumstances we may allow you to annuitize your Contract as early as 2 years after we accept a Purchase Payment. (See “Annuitization.”) Different fees and expenses not reflected in the example may be assessed after you annuitize under a variable income payment option. (See “Charges and Deductions, Mortality and Expense Risk Charge.”)

Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

Protective Variable Annuity Separate Account

The following 45 Sub-Accounts of the Variable Account are available in Contracts that were purchased before June 1, 2003.

Fidelity VIP Contrafund®-SC2*
Fidelity VIP Equity-Income-SC2*
Fidelity VIP Growth-SC2*
Fidelity VIP Index 500-SC2*
Fidelity VIP Investment Grade Bond-SC2*
Fidelity VIP Mid Cap-SC2*

Franklin Income Securities-C2*
Franklin Rising Dividends Securities-C2*
Franklin Small Mid-Cap Growth Securities-C2*
Franklin Flex Cap Growth Securities-C2*
Mutual Shares Securities-C2*
Templeton Foreign Securities-C2*
Templeton Growth Securities-C2*

Goldman Sachs Capital Growth
Goldman Sachs Growth and Income
Goldman Sachs International Equity
Goldman Sachs Mid Cap Value
Goldman Sachs Structured Small Cap Equity
Goldman Sachs Structured U.S. Equity

Lord Abbett America’s Value
Lord Abbett Bond-Debenture
Lord Abbett Growth and Income

Lord Abbett Growth Opportunities
Lord Abbett Mid-Cap Value

MFS Emerging Growth
MFS Investors Growth Stock
MFS Investors Trust
MFS New Discovery
MFS Research
MFS Total Return
MFS Utilities

Oppenheimer Capital Appreciation
Oppenheimer Global Securities
Oppenheimer High Income
Oppenheimer Main Street
Oppenheimer Mid Cap
Oppenheimer Money Fund
Oppenheimer Strategic Bond

Van Kampen LIT Aggressive Growth II*
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen LIT Enterprise
Van Kampen LIT Government II*
Van Kampen LIT Growth and Income
Van Kampen UIF Equity and Income II*

*      This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see “Other Information about the Funds” and “Distribution of the Contract” in this prospectus, and the prospectus for the Fund.

The following four additional Sub-Accounts of the Variable Account are also available to certain Owners who purchased their Contract before May 1, 2002.

Calvert Social Small Cap Growth Calvert Social Balanced	Van Eck Worldwide Hard Assets Van Eck Worldwide Real Estate

These four Sub-Accounts are available to Owners if they meet one or more of the following conditions:

(1)         as of April 30, 2002, Contract Value was allocated to the Sub-Account;

(2)         as of April 30, 2002, we had a current allocation instruction from the Owner directing us to allocate amounts to the Sub-Account in the future; or

(3)         as of April 30, 2002, we had a current dollar cost averaging transfer instruction from the Owner directing us to transfer amounts to the Sub-Account in the future.

The Funds

VIP Mid Cap Portfolio, Service Class 2

This Fund seeks long-term growth of capital.

VIP Growth Portfolio, Service Class 2

This Fund seeks to achieve capital appreciation.

VIP Equity-Income Portfolio, Service Class 2

This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard and Poor’s 500SM Index (S&P 500®).

VIP Contrafund® Portfolio, Service Class 2

This Fund seeks long-term capital appreciation.

VIP Investment Grade Bond Portfolio, Service Class 2

This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP Index 500 Portfolio, Service Class 2

This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Goldman Sachs Variable Insurance Trust

Goldman Sachs International Equity.

Long-term capital appreciation.

Goldman Sachs Structured Small Cap Equity.

Long-term growth of capital.

Goldman Sachs Structured U.S. Equity.

Long-term growth of capital and dividend income.

Goldman Sachs Mid Cap Value.

Long-term capital appreciation.

Goldman Sachs Growth and Income.

Long-term growth of capital and growth of income.

Goldman Sachs Capital Growth.

Long-term growth of capital.

Van Kampen Life Investment Trust

Aggressive Growth Portfolio Class II.

Seeks capital growth.

Emerging Growth Portfolio Class I.

Seeks capital appreciation.

Enterprise Portfolio Class I.

Seeks capital appreciation through investments in securities believed by the investment adviser to have above average potential for capital appreciation.

Comstock Portfolio Class I.

Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Growth and Income Portfolio Class I.

Seeks long-term growth of capital and income.

Government Portfolio Class II.

Seeks high current return consistent with preservation of capital.

The Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II.

Seeks both capital appreciation and current income.

MFS® Variable Insurance TrustSM

New Discovery Series.

This Fund seeks capital appreciation.

Emerging Growth Series.

This Fund seeks to provide long-term growth of capital.

Research Series.

This Fund seeks to provide long-term growth of capital and future income.

Investors Growth Stock Series.

This Fund seeks to provide long-term growth of capital and future income rather than current income.

Investors Trust Series.

This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

Utilities Series.

This Fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

Total Return Series.

This Fund seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

Oppenheimer Variable Account Funds

Mid Cap Fund/VA.

This Fund seeks capital appreciation by investing in “growth type” companies.

Global Securities Fund/VA.

This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, “growth-type” companies and cyclical industries.

Capital Appreciation Fund/VA.

This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Main Street Fund/VA.

This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies.

High Income Fund/VA.

This Fund seeks a high level of current income from investment in high yield fixed-income securities.

Money Fund/VA.

This Fund seeks maximum current income from investments in “money market” securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Strategic Bond Fund/VA.

This Fund seeks a high level of current income by investing mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities and lower-grade high yield securities of U.S. and foreign companies.

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Mid-Cap Value Portfolio.

The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Bond-Debenture Portfolio.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth Opportunties Portfolio.

The Fund’s investment objective is capital appreciation.

America’s Value Portfolio.

The Fund’s investment objective is to seek current income and capital appreciation.

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund, Class 2

This Fund seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Rising Dividends Securities Fund, Class 2

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Small-Mid Cap Growth Securities Fund, Class 2

This Fund seeks long-term capital growth.

Franklin Flex Cap Growth Securities Fund, Class 2

This Fund seeks capital appreciation.

Mutual Shares Securities Fund, Class 2

This Fund seeks capital appreciation, with income as a secondary goal.

Templeton Foreign Securities Fund, Class 2

This Fund seeks long-term capital growth.

Templeton Growth Securities Fund, Class 2

This Fund seeks long-term capital growth.

Calvert Variable Series, Inc.

Social Small Cap Growth Portfolio.

This Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations and that meet the Fund’s investment and social criteria.

Social Balanced Portfolio.

This Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments that offer income and capital growth opportunity and that satisfy the investment and social criteria.

Van Eck Worldwide Insurance Trust

Worldwide Hard Assets Fund.

This Fund seeks long-term capital appreciation by investing primarily in “hard asset securities”. Income is a secondary consideration.

Worldwide Real Estate Fund.

This Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate or assets that principally are engaged in the real estate industry.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You should read the Funds’ prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the additional Sub-Accounts.

Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Refer to “Other Information about the Funds” and “Other Investors in the Funds” in this prospectus for more information about the Funds.

APPENDIX F

CONDENSED FINANCIAL INFORMATION

Sub-Accounts

The date of inception of each of the Sub-Accounts is as follows:

March 14, 1994 —	Goldman Sachs International Equity
Goldman Sachs StructuredSM Small Cap Equity
Goldman Sachs StructuredSM U.S. Equity
Goldman Sachs Growth and Income
Oppenheimer Money Fund
June 13, 1995 —	Goldman Sachs Capital Growth
July 1, 1997 —	Calvert Social Small Cap Growth
Calvert Social Balanced
MFS Emerging Growth
MFS Research
MFS Investors Trust
MFS Total Return
Oppenheimer Mid Cap
Oppenheimer Capital Appreciation
Oppenheimer Main Street
Oppenheimer Strategic Bond
November 5, 1998 —	MFS New Discovery
MFS Utilities
Oppenheimer Global Securities
Oppenheimer High Income
Van Eck Worldwide Hard Assets
Van Eck Worldwide Real Estate
May 1, 2000 —	MFS Investors Growth Stock
Van Kampen LIT Emerging Growth
Van Kampen LIT Enterprise
Van Kampen LIT Comstock
Van Kampen LIT Growth and Income
October 2, 2000 —	Van Kampen LIT Aggressive Growth II
May 1, 2002 —	Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture
June 2, 2003 —	Lord Abbett Growth Opportunities
Lord Abbett America’s Value
MFS Emerging Growth SS
MFS Research SS
June 2, 2003 (Cont.) —	MFS Investors Trust SS
MFS Investors Growth Stock SS
MFS Total Return SS
MFS New Discovery SS
MFS Utilities SS
Oppenheimer Mid Cap SS
Oppenheimer Capital Appreciation SS
Oppenheimer Main Street SS
Oppenheimer Strategic Bond SS
Oppenheimer Global Securities SS
Oppenheimer High Income SS
Van Kampen LIT Emerging Growth II
Van Kampen LIT Enterprise II
Van Kampen LIT Comstock II
Van Kampen LIT Growth and Income II
Van Kampen LIT Government II
Van Kampen UIF Equity and Income II
December 19, 2003 —	Goldman Sachs Mid Cap Value
May 1, 2006 —	Fidelity VIP Mid Cap-SC2
Fidelity VIP Growth-SC2
Fidelity VIP Equity-Income-SC2
Fidelity VIP Contrafund®-SC2
Fidelity VIP Investment Grade Bond-C2
Fidelity VIP Index 500-SC2
Franklin Income Securities-C2
Franklin Rising Dividends Securities-C2
Franklin Small-Mid Cap Growth Securities-C2
Franklin Flex Cap Growth Securities-C2
Mutual Shares Securities-C2
Templeton Foreign Securities-C2
Templeton Growth Securities-C2

Accumulation Units

The following tables show, for each Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the classes of Accumulation Units available in the Protective Variable Annuity II Contract as of December  31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Protective Variable Annuity II Contract. Only the classes of Accumulation Units available in the Protective Variable Annuity II Contract are shown in the following tables. For charges associated with each class of Accumulation Units, see “Fees and Expenses, Periodic Charges,” on page 4 of this prospectus.

You should read the information in the following tables in conjunction with the Variable Account’s financial statements and the related notes in the Statement of Additional Information.

F-1

Accumulation Unit Values*
Return of Purchase Payments Death Benefit without EEDB

Sub-Account	2000	2001	2002	2003	2004	2005
Goldman Sachs
International Equity	17.90	13.68	11.02	14.70	16.47	18.49
Structured Small Cap Equity	15.58	18.72	17.26	24.14	27.75	29.07
Capital Growth	25.38	21.44	16.00	19.69	21.21	21.56
Structured U. S. Equity	27.01	23.76	18.16	23.39	26.55	27.93
Growth and Income	18.88	16.88	14.79	18.24	21.40	21.96
Mid Cap Value**	—	—	—	10.30	12.81	14.27
Van Kampen
LIT Aggressive Growth II	7.62	4.65	3.10	4.24	4.81	5.28
LIT Emerging Growth	7.30	4.94	3.29	4.14	4.38	4.66
LIT Enterprise	7.77	6.10	4.26	5.29	5.44	5.81
LIT Comstock	13.02	12.54	10.00	12.94	15.05	15.51
LIT Growth and Income	11.13	10.35	8.74	11.05	12.48	13.55
LIT Emerging Growth II	—	—	—	4.14	4.36	4.64
LIT Enterprise II	—	—	—	5.28	5.42	5.77
LIT Comstock II	—	—	—	12.92	14.98	15.40
LIT Growth and Income II	—	—	—	11.02	12.42	13.46
LIT Government II	—	—	—	9.91	10.17	10.37
UIF Equity and Income II	—	—	—	11.32	12.47	13.22
MFS
New Discovery	19.80	18.57	12.54	16.55	17.41	18.10
Emerging Growth	20.78	13.65	8.93	11.48	12.81	13.81
Research	15.22	11.84	8.82	10.86	12.43	13.23
Investors Growth Stock	8.69	6.51	4.66	5.66	6.10	6.30
Investors Trust	14.26	11.84	9.24	11.15	12.26	12.99
Utilities	14.52	10.87	8.29	11.13	14.31	16.51
Total Return	14.31	14.17	13.27	15.24	16.75	17.01
Emerging Growth SS	—	—	—	11.46	12.76	13.72
Research SS	—	—	—	10.84	12.37	13.14
Investors Trust SS	—	—	—	11.13	12.21	12.91
Investors Growth Stock SS	—	—	—	5.65	6.08	6.26
Total Return SS	—	—	—	15.21	16.68	16.90
New Discovery SS	—	—	—	16.53	17.33	17.98
Utilities SS	—	—	—	11.11	14.24	16.39
Oppenheimer
Mid Cap	19.29	13.09	9.33	11.58	13.69	15.19
Global Securities	18.26	15.86	12.19	17.22	20.27	22.88
Capital Appreciation	18.88	16.29	11.77	15.22	16.07	16.68
Main Street	13.20	11.71	9.39	11.75	12.70	13.29
High Income	10.27	10.34	9.97	12.20	13.13	13.27
Money Fund	1.27	1.30	1.30	1.30	1.29	1.31
Strategic Bond	10.77	11.15	11.83	13.79	14.80	15.00
Mid Cap SS	—	—	—	11.57	13.64	15.09
Capital Appreciation SS	—	—	—	15.21	16.01	16.58
Main Street SS	—	—	—	11.75	12.66	13.22
Strategic Bond SS	—	—	—	13.74	14.71	14.89
Global Securities SS	—	—	—	17.22	20.21	22.76
High Income SS	—	—	—	12.17	13.07	13.17

F-2

Lord Abbett
Growth and Income	—	—	8.11	10.50	11.68	11.91
Mid-Cap Value	—	—	8.42	10.37	12.70	13.58
Bond-Debenture	—	—	10.33	12.03	12.82	12.83
Growth Opportunities	—	—	—	11.61	12.75	13.18
America’s Value	—	—	—	11.86	13.65	13.99
Fidelity
VIP Mid Cap-SC2	—	—	—	—	12.10	14.10
VIP Growth-SC2	—	—	—	—	10.92	11.37
VIP Equity-Income-SC2	—	—	—	—	10.96	11.42
VIP Contrafund®-SC2	—	—	—	—	11.32	13.04
VIP Investment Grade Bond-SC2	—	—	—	—	10.15	10.21
VIP Index 500-SC2	—	—	—	—	—	11.33
Franklin Templeton
Income Securities-C2	—	—	—	—	—	—
Rising Dividends Securities-C2	—	—	—	—	—	—
Small-Mid Cap Growth Securities-C2	—	—	—	—	—	—
Flex Cap Growth Securities-C2	—	—	—	—	—	—
Mutual Shares Securities-C2	—	—	—	—	—	—
Templeton Foreign Securities-C2	—	—	—	—	—	—
Templeton Growth Securities-C2	—	—	—	—	—	—
Calvert
Social Small Cap Growth***	12.62	13.76	10.53	14.51	15.83	14.20
Social Balanced***	13.51	12.42	10.77	12.69	13.57	14.16
Van Eck
Worldwide Hard Assets***	12.47	11.02	10.58	15.16	18.55	27.79
Worldwide Real Estate***	11.76	12.23	11.54	15.33	20.62	24.64

*     Accumulation Unit values are rounded to the nearest whole cent.

**   This Sub-Account is available only in Contracts purchased before May 1, 2006.

*** This Sub-Account is available only in certain Contracts purchased before May 1, 2002. For more information, please see Appendix E.

F-3

Accumulation Unit Values*
Optional Benefit Package without EEDB
(for Contracts purchased after January 4, 2004)

Sub-Account	1998	1999	2000	2001	2002	2003	2004	2005
Goldman Sachs
International Equity	16.07	21.06	17.82	13.58	10.91	14.50	16.20	18.14
Structured Small Cap Equity	12.07	11.91	15.51	18.58	17.07	23.82	27.30	28.51
Capital Growth	22.00	27.67	25.26	21.28	15.83	19.42	20.86	21.14
Structured U. S. Equity	25.10	30.40	26.89	23.58	17.97	23.08	26.11	27.38
Growth and Income	19.40	20.24	18.80	16.76	14.63	17.99	21.04	21.53
Mid Cap Value**	—	—	—	—	—	10.30	12.77	14.18
Van Kampen
LIT Aggressive Growth II	—	—	7.61	4.63	3.07	4.20	4.75	5.19
LIT Emerging Growth	—	—	7.28	4.91	3.27	4.09	4.31	4.58
LIT Enterprise	—	—	7.75	6.07	4.22	5.23	5.36	5.71
LIT Comstock	—	—	13.00	12.48	9.92	12.79	14.83	15.24
LIT Growth and Income	—	—	11.10	10.29	8.67	10.92	12.30	13.32
LIT Emerging Growth II	—	—	—	—	—	4.09	4.30	4.56
LIT Enterprise II	—	—	—	—	—	5.22	5.34	5.67
LIT Comstock II	—	—	—	—	—	12.77	14.77	15.14
LIT Growth and Income II	—	—	—	—	—	10.90	12.24	13.22
LIT Government II	—	—	—	—	—	9.89	10.12	10.29
UIF Equity and Income II	—	—	—	—	—	11.30	12.41	13.12
MFS
New Discovery	11.96	20.43	19.71	18.43	12.40	16.33	17.13	17.75
Emerging Growth	15.02	26.14	20.69	13.55	8.83	11.33	12.60	13.54
Research	13.35	16.18	15.16	11.75	8.73	10.72	12.22	12.97
Investors Growth Stock	—	—	8.67	6.48	4.62	5.60	6.01	6.19
Investors Trust	13.75	14.44	14.20	11.75	9.14	11.00	12.05	12.74
Utilities	10.65	13.72	14.46	10.79	8.20	10.98	14.07	16.19
Total Return	12.29	12.47	14.25	14.06	13.13	15.03	16.48	16.68
Emerging Growth SS	—	—	—	—	—	11.31	12.55	13.45
Research SS	—	—	—	—	—	10.70	12.17	12.89
Investors Trust SS	—	—	—	—	—	10.98	12.01	12.66
Investors Growth Stock SS	—	—	—	—	—	5.59	5.99	6.15
Total Return SS	—	—	—	—	—	15.00	16.40	16.57
New Discovery SS	—	—	—	—	—	16.30	17.05	17.63
Utilities SS	—	—	—	—	—	10.96	14.01	16.07
Oppenheimer
Mid Cap	12.15	21.97	19.20	12.99	9.24	11.42	13.47	14.89
Global Securities	11.26	17.57	18.18	15.74	12.07	16.99	19.93	22.43
Capital Appreciation	13.72	19.13	18.79	16.17	11.65	15.01	15.81	16.36
Main Street	12.21	14.63	13.14	11.62	9.29	11.59	12.49	13.03
High Income	10.51	10.79	10.23	10.26	9.86	12.04	12.91	13.01
Money Fund	1.17	1.21	1.26	1.29	1.29	1.28	1.27	1.29
Strategic Bond	10.48	10.61	10.72	11.06	11.70	13.60	14.55	14.71
Mid Cap SS	—	—	—	—	—	11.41	13.42	14.79
Capital Appreciation SS	—	—	—	—	—	15.00	15.75	16.26
Main Street SS	—	—	—	—	—	11.59	12.45	12.97
Strategic Bond SS	—	—	—	—	—	13.56	14.47	14.60
Global Securities SS	—	—	—	—	—	16.98	19.88	22.32
High Income SS	—	—	—	—	—	12.01	12.86	12.91
Lord Abbett
Growth and Income	—	—	—	—	8.10	10.44	11.58	11.77
Mid-Cap Value	—	—	—	—	8.40	10.32	12.60	13.43
Bond-Debenture	—	—	—	—	10.30	11.97	12.71	12.68
Growth Opportunities	—	—	—	—	—	11.59	12.69	13.07
America’s Value	—	—	—	—	—	11.84	13.58	13.88
Fidelity
VIP Mid Cap-SC2	—	—	—	—	—	—	—	—
VIP Growth-SC2	—	—	—	—	—	—	—	—
VIP Equity-Income-SC2	—	—	—	—	—	—	—	—
VIP Contrafund®-SC2	—	—	—	—	—	—	—	—
VIP Investment Grade Bond-SC2	—	—	—	—	—	—	—	—
VIP Index 500-SC2	—	—	—	—	—	—	—	—
Franklin Templeton
Income Securities-C2	—	—	—	—	—	—	—	—
Rising Dividends Securities-C2	—	—	—	—	—	—	—	—
Small-Mid Cap Growth Securities-C2	—	—	—	—	—	—	—	—
Flex Cap Growth Securities-C2	—	—	—	—	—	—	—	—
Mutual Shares Securities-C2	—	—	—	—	—	—	—	—
Templeton Foreign Securities-C2	—	—	—	—	—	—	—	—
Templeton Growth Securities-C2	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth***	10.22	12.01	12.57	13.66	10.42	14.31	15.56	13.92
Social Balanced***	12.76	14.10	13.45	12.32	10.66	12.52	13.34	13.88
Van Eck
Worldwide Hard Assets	9.50	11.32	12.41	10.94	10.47	14.95	18.25	27.25
Worldwide Real Estate	10.39	10.02	11.71	12.14	11.42	15.12	20.28	24.16

*	Accumulation Unit values are rounded to the nearest whole cent.
**	This Sub-Account is available only in Contract purchased before May 1, 2006.
***	This Sub-Account is available only in certain Contracts purchased before May 1, 2002. For more information, please see Appendix E.

F-4

Accumulation Unit Values*
Optional Benefit Package without EEDB

(for Contracts purchased before January 5, 2004)

Sub-Account	2003	2004	2005
Goldman Sachs
International Equity	14.61	16.35	18.33
Structured Small Cap Equity	24.00	27.55	28.82
Capital Growth	19.58	21.06	21.38
Structured U. S. Equity	23.26	26.36	27.68
Growth and Income	18.14	21.24	21.77
Mid Cap Value**	10.30	12.79	14.23
Van Kampen
LIT Aggressive Growth II	4.22	4.78	5.24
LIT Emerging Growth II	4.11	4.33	4.60
LIT Enterprise II	5.25	5.38	5.72
LIT Comstock II	12.85	14.88	15.27
LIT Growth and Income II	10.96	12.33	13.34
LIT Government II	9.90	10.14	10.33
UIF Equity and Income II	11.31	12.44	13.17
MFS
Emerging Growth SS	11.39	12.66	13.60
Research SS	10.78	12.28	13.03
Investors Trust SS	11.07	12.13	12.80
Investors Growth Stock SS	5.62	6.04	6.20
Total Return SS	15.12	16.56	16.75
New Discovery SS	16.43	17.21	17.82
Utilities SS	11.04	14.14	16.25
Oppenheimer
Money Fund	1.29	1.28	1.30
Mid Cap SS	11.50	13.54	14.95
Capital Appreciation SS	15.12	15.90	16.44
Main Street SS	11.68	12.57	13.11
Strategic Bond SS	13.66	14.61	14.76
Global Securities SS	17.12	20.06	22.57
High Income SS	12.11	12.98	13.05
Lord Abbett
Growth and Income	10.47	11.63	11.84
Mid-Cap Value	10.34	12.65	13.50
Bond-Debenture	12.00	12.77	12.75
Growth Opportunities	11.60	12.72	13.12
America’s Value	11.85	13.61	13.93
Fidelity
VIP Mid Cap-SC2	—	—	—
VIP Growth-SC2	—	—	—
VIP Equity-Income-SC2	—	—	—
VIP Contrafund®-SC2	—	—	—
VIP Investment Grade Bond-SC2	—	—	—
VIP Index 500-SC2	—	—	—
Franklin Templeton
Income Securities-C2	—	—	—
Rising Dividends Securities-C2	—	—	—
Small-Mid Cap Growth Securities-C2	—	—	—
Flex Cap Growth Securities-C2	—	—	—
Mutual Shares Securities-C2	—	—	—
Templeton Foreign Securities-C2	—	—	—
Templeton Growth Securities-C2	—	—	—

*     Accumulation Unit values are rounded to the nearest whole cent.

**   This Sub-Account is available only in Contracts purchased before May 1, 2006.

F-5

Accumulation Unit Values*
Return of Purchase Payments Death Benefit with EEDB

Sub-Account	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
Goldman Sachs
International Equity	—	—	—	—	—	13.65	10.97	14.59	16.31	18.27
Structured Small Cap Equity	—	—	—	—	—	18.68	17.17	23.97	27.48	28.72
Capital Growth	—	—	—	—	—	21.39	15.93	19.55	21.00	21.30
Structured U. S. Equity	—	—	—	—	—	23.70	18.07	23.22	26.29	27.58
Growth and Income	—	—	—	—	—	16.84	14.72	18.11	21.19	21.69
Mid Cap Value**	—	—	—	—	—	—	—	10.30	12.77	14.20
Van Kampen
LIT Aggressive Growth II	—	—	—	—	—	4.64	3.08	4.21	4.76	5.21
LIT Emerging Growth	—	—	—	—	—	4.93	3.28	4.11	4.33	4.61
LIT Enterprise	—	—	—	—	—	6.09	4.24	5.26	5.39	5.74
LIT Comstock	—	—	—	—	—	12.52	9.96	12.85	14.90	15.32
LIT Growth and Income	—	—	—	—	—	10.33	8.70	10.97	12.36	13.39
LIT Emerging Growth II	—	—	—	—	—	—	—	4.11	4.32	4.58
LIT Enterprise II	—	—	—	—	—	—	—	5.26	5.36	5.70
LIT Comstock II	—	—	—	—	—	—	—	12.83	14.84	15.22
LIT Growth and Income II	—	—	—	—	—	—	—	10.94	12.30	13.29
LIT Government II	—	—	—	—	—	—	—	9.89	10.13	10.30
UIF Equity and Income II	—	—	—	—	—	—	—	11.31	12.42	13.14
MFS
New Discovery	—	—	—	—	—	18.53	12.48	16.43	17.24	17.88
Emerging Growth	—	—	—	—	—	13.62	8.89	11.40	12.68	13.64
Research	—	—	—	—	—	11.81	8.78	10.78	12.31	13.07
Investors Growth Stock	—	—	—	—	—	6.50	4.64	5.62	6.04	6.22
Investors Trust	—	—	—	—	—	11.81	9.20	11.06	12.14	12.83
Utilities	—	—	—	—	—	10.85	8.25	11.05	14.17	16.31
Total Return	—	—	—	—	—	14.14	13.20	15.13	16.59	16.80
Emerging Growth SS	—	—	—	—	—	—	—	11.38	12.63	13.55
Research SS	—	—	—	—	—	—	—	10.76	12.25	12.98
Investors Trust SS	—	—	—	—	—	—	—	11.05	12.09	12.75
Investors Growth Stock SS	—	—	—	—	—	—	—	5.61	6.02	6.18
Total Return SS	—	—	—	—	—	—	—	15.10	16.51	16.69
New Discovery SS	—	—	—	—	—	—	—	16.41	17.16	17.76
Utilities SS	—	—	—	—	—	—	—	11.02	14.10	16.19
Oppenheimer
Mid Cap	—	—	—	—	—	13.06	9.29	11.49	13.56	15.00
Global Securities	—	—	—	—	—	15.82	12.14	17.10	20.07	22.60
Capital Appreciation	—	—	—	—	—	16.26	11.71	15.11	15.91	16.48
Main Street	—	—	—	—	—	11.68	9.35	11.67	12.58	13.13
High Income	—	—	—	—	—	10.32	9.92	12.11	13.00	13.10
Money Fund	—	—	—	—	—	1.30	1.30	1.29	1.28	1.30
Strategic Bond	—	—	—	—	—	11.12	11.77	13.69	14.65	14.82
Mid Cap SS	—	—	—	—	—	—	—	11.48	13.51	14.90
Capital Appreciation SS	—	—	—	—	—	—	—	15.10	15.85	16.38
Main Street SS	—	—	—	—	—	—	—	11.66	12.54	13.06
Strategic Bond SS	—	—	—	—	—	—	—	13.64	14.57	14.71
Global Securities SS	—	—	—	—	—	—	—	17.09	20.01	22.49
High Income SS	—	—	—	—	—	—	—	12.09	12.94	13.01
Lord Abbett
Growth and Income	—	—	—	—	—	—	8.10	10.45	11.60	11.79
Mid-Cap Value	—	—	—	—	—	—	8.40	10.33	12.62	13.45
Bond-Debenture	—	—	—	—	—	—	10.31	11.98	12.73	12.71
Growth Opportunities	—	—	—	—	—	—	—	11.59	12.70	13.09
America’s Value	—	—	—	—	—	—	—	11.85	13.59	13.89

F-6

Fidelity
VIP Mid Cap-SC2	—	—	—	—	—	—	—	10.23	12.56	14.60
VIP Growth-SC2	—	—	—	—	—	—	—	10.37	10.54	10.95
VIP Equity-Income-SC2	—	—	—	—	—	—	—	10.63	11.65	12.12
VIP Contrafund®-SC2	—	—	—	—	—	—	—	10.31	11.70	13.44
VIP Investment Grade Bond-SC2	—	—	—	—	—	—	—	10.02	10.28	10.32
VIP Index 500-SC2	—	—	—	—	—	—	—	10.47	—	11.72
Franklin Templeton
Income Securities-C2	—	—	—	—	—	—	—	—	—	—
Rising Dividends Securities-C2	—	—	—	—	—	—	—	—	—	—
Small-Mid Cap Growth Securities-C2	—	—	—	—	—	—	—	—	—	—
Flex Cap Growth Securities-C2	—	—	—	—	—	—	—	—	—	—
Mutual Shares Securities-C2	—	—	—	—	—	—	—	—	—	—
Templeton Foreign Securities-C2	—	—	—	—	—	—	—	—	—	—
Templeton Growth Securities-C2	—	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth***	—	—	—	—	—	13.73	10.48	14.40	15.67	14.02
Social Balanced***	—	—	—	—	—	12.39	10.72	12.60	13.44	13.98
Van Eck
Worldwide Hard Assets***	—	—	—	—	—	11.00	10.53	15.05	18.37	27.45
Worldwide Real Estate***	—	—	—	—	—	12.21	11.48	15.22	20.41	24.33

*     Accumulation Unit values are rounded to the nearest whole cent.

**   This Sub-Account is available only in Contracts purchased before May 1, 2006.

*** This Sub-Account is available only in certain Contracts purchased before May 1, 2002. For more information, please see Appendix E.

F-7

Accumulation Unit Values*
Optional Benefit Package with EEDB

Sub-Account	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
Goldman Sachs
International Equity	—	—	—	—	—	13.62	10.93	14.51	16.19	18.11
StructuredSM Small Cap Equity	—	—	—	—	—	18.63	17.10	23.83	27.29	28.47
Capital Growth	—	—	—	—	—	21.34	15.86	19.43	20.85	21.11
StructuredSM U. S. Equity	—	—	—	—	—	23.64	18.00	23.09	26.10	27.34
Growth and Income	—	—	—	—	—	16.80	14.66	18.00	21.04	21.50
Mid Cap Value**	—	—	—	—	—	—	—	10.30	12.75	14.15
Van Kampen
LIT Aggressive Growth II	—	—	—	—	—	4.63	3.07	4.19	4.73	5.17
LIT Emerging Growth	—	—	—	—	—	4.91	3.26	4.09	4.30	4.57
LIT Enterprise	—	—	—	—	—	6.07	4.22	5.23	5.35	5.69
LIT Comstock	—	—	—	—	—	12.48	9.91	12.77	14.79	15.19
LIT Growth and Income	—	—	—	—	—	10.30	8.66	10.91	12.27	13.27
LIT Emerging Growth II	—	—	—	—	—	—	—	4.08	4.29	4.54
LIT Enterprise II	—	—	—	—	—	—	—	5.22	5.32	5.65
LIT Comstock II	—	—	—	—	—	—	—	12.75	14.73	15.08
LIT Growth and Income II	—	—	—	—	—	—	—	10.88	12.21	13.18
LIT Government II	—	—	—	—	—	—	—	9.88	10.10	10.26
UIF Equity and Income II	—	—	—	—	—	—	—	11.30	12.39	13.08
MFS
New Discovery	—	—	—	—	—	18.48	12.42	16.34	17.12	17.72
Emerging Growth	—	—	—	—	—	13.58	8.85	11.33	12.59	13.52
Research	—	—	—	—	—	11.78	8.74	10.72	12.22	12.95
Investors Growth Stock	—	—	—	—	—	6.48	4.62	5.59	6.00	6.17
Investors Trust	—	—	—	—	—	11.78	9.16	11.00	12.05	12.72
Utilities	—	—	—	—	—	10.82	8.22	10.98	14.07	16.16
Total Return	—	—	—	—	—	14.10	13.15	15.04	16.47	16.66
Emerging Growth SS	—	—	—	—	—	—	—	11.31	12.54	13.44
Research SS	—	—	—	—	—	—	—	10.70	12.16	12.87
Investors Trust SS	—	—	—	—	—	—	—	10.99	12.01	12.64
Investors Growth Stock SS	—	—	—	—	—	—	—	5.58	5.98	6.13
Total Return SS	—	—	—	—	—	—	—	15.01	16.39	16.54
New Discovery SS	—	—	—	—	—	—	—	16.31	17.04	17.60
Utilities SS	—	—	—	—	—	—	—	10.96	14.00	16.05
Oppenheimer
Mid Cap	—	—	—	—	—	13.02	9.25	11.43	13.46	14.87
Global Securities	—	—	—	—	—	15.78	12.09	17.00	19.92	22.40
Capital Appreciation	—	—	—	—	—	16.21	11.66	15.02	15.80	16.33
Main Street	—	—	—	—	—	11.65	9.31	11.60	12.49	13.02
High Income	—	—	—	—	—	10.29	9.88	12.04	12.91	12.99
Money Fund	—	—	—	—	—	1.29	1.29	1.28	1.27	1.29
Strategic Bond	—	—	—	—	—	11.09	11.72	13.61	14.55	14.69
Mid Cap SS	—	—	—	—	—	—	—	11.42	13.41	14.77
Capital Appreciation SS	—	—	—	—	—	—	—	15.01	15.74	16.23
Main Street SS	—	—	—	—	—	—	—	11.60	12.45	12.95
Strategic Bond SS	—	—	—	—	—	—	—	13.56	14.47	14.58
Global Securities SS	—	—	—	—	—	—	—	16.99	19.87	22.29
High Income SS	—	—	—	—	—	—	—	12.02	12.85	12.89
Lord Abbett
Growth and Income	—	—	—	—	—	—	8.09	10.42	11.55	11.73
Mid-Cap Value	—	—	—	—	—	—	8.39	10.30	12.57	13.37
Bond-Debenture	—	—	—	—	—	—	10.30	11.95	12.68	12.63
Growth Opportunities	—	—	—	—	—	—	—	11.58	12.67	13.04
America’s Value	—	—	—	—	—	—	—	11.83	13.56	13.84
Fidelity
VIP Mid Cap-SC2	—	—	—	—	—	—	—	—	—	—
VIP Growth-SC2	—	—	—	—	—	—	—	—	—	—
VIP Equity-Income-SC2	—	—	—	—	—	—	—	—	—	—
VIP Contrafund®-SC2	—	—	—	—	—	—	—	—	—	—
VIP Investment Grade Bond-SC2	—	—	—	—	—	—	—	—	—	—
VIP Index 500-SC2	—	—	—	—	—	—	—	—	—	—
Franklin Templeton
Income Securities-C2	—	—	—	—	—	—	—	—	—	—
Rising Dividends Securities-C2	—	—	—	—	—	—	—	—	—	—
Small-Mid Cap Growth Securities-C2	—	—	—	—	—	—	—	—	—	—
Flex Cap Growth Securities-C2	—	—	—	—	—	—	—	—	—	—
Mutual Shares Securities-C2	—	—	—	—	—	—	—	—	—	—
Templeton Foreign Securities-C2	—	—	—	—	—	—	—	—	—	—
Templeton Growth Securities-C2	—	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth***	—	—	—	—	—	13.70	10.43	14.32	15.56	13.90
Social Balanced***	—	—	—	—	—	12.36	10.68	12.53	13.34	13.86
Van Eck
Worldwide Hard Assets***	—	—	—	—	—	10.97	10.48	14.96	18.24	27.21
Worldwide Real Estate***	—	—	—	—	—	12.17	11.44	15.13	20.27	24.12

*	Accumulation Unit values are rounded to the nearest whole cent.
**	This Sub-Account is available only in Contracts purchased before May 1, 2006.
***	This Sub-Account is available only in certain Contracts purchased before May 1, 2002. For more information, please see Appendix E.

F-8

Accumulation Units Outstanding*
Return of Purchase Payments Death Benefit without EEDB

Sub-Account	2000	2001	2002	2003	2004	2005
Goldman Sachs
International Equity	20,319	37,024	41,929	51,609	73,727	87,922
Structured Small Cap Equity	3,046	14,613	45,282	63,752	76,416	83,065
Capital Growth	34,555	75,255	107,191	131,695	132,268	130,970
Structured U. S. Equity	32,063	74,274	92,667	101,896	109,968	109,054
Growth and Income	27,902	62,482	92,496	136,191	176,112	198,241
Mid Cap Value**	—	—	—	969	32,361	66,693
Van Kampen
LIT Aggressive Growth II	3,385	48,320	64,311	73,066	69,227	62,547
LIT Emerging Growth	151,480	486,834	606,957	621,636	570,993	492,090
LIT Enterprise	124,873	363,295	678,192	708,111	617,867	486,819
LIT Comstock	83,971	317,634	612,926	764,985	765,188	724,035
LIT Growth and Income	104,687	354,821	687,815	857,382	841,731	799,624
LIT Emerging Growth II	—	—	—	25,279	61,232	63,468
LIT Enterprise II	—	—	—	23,909	54,016	68,205
LIT Comstock II	—	—	—	74,902	242,631	360,696
LIT Growth and Income II	—	—	—	65,959	185,512	244,408
LIT Government II	—	—	—	23,397	70,497	100,904
UIF Equity and Income II	—	—	—	119,058	304,123	428,199
MFS
New Discovery	12,152	19,584	18,175	15,300	14,692	14,844
Emerging Growth	13,419	34,782	33,937	32,289	28,773	28,313
Research	31,672	87,514	91,288	81,542	75,820	55,018
Investors Growth Stock	37,663	142,472	149,505	149,834	126,953	103,268
Investors Trust	60,794	166,826	191,737	164,483	137,895	117,211
Utilities	18,004	59,443	55,267	57,994	54,418	40,837
Total Return	21,098	104,938	257,797	406,074	416,248	382,541
Emerging Growth SS	—	—	—	1,122	3,946	4,854
Research SS	—	—	—	—	—	1,672
Investors Trust SS	—	—	—	9,928	9,742	11,971
Investors Growth Stock SS	—	—	—	273	1,539	994
Total Return SS	—	—	—	42,623	116,636	226,679
New Discovery SS	—	—	—	273	685	1,169
Utilities SS	—	—	—	636	5,864	13,236
Oppenheimer
Mid Cap	20,434	32,139	31,678	28,164	22,650	17,356
Global Securities	18,404	45,011	57,965	62,315	62,789	63,232
Capital Appreciation	41,363	105,923	130,998	139,553	125,711	105,258
Main Street	81,257	213,601	243,559	232,692	208,139	173,829
High Income	7,523	26,941	54,536	118,703	113,763	104,110
Money Fund	85,730	431,932	798,599	712,307	565,121	1,888,735
Strategic Bond	18,434	66,723	120,915	217,064	193,860	178,958
Mid Cap SS	—	—	—	920	1,513	6,064
Capital Appreciation SS	—	—	—	2,237	10,870	11,848
Main Street SS	—	—	—	8,724	19,806	24,046
Strategic Bond SS	—	—	—	6,942	26,434	43,017
Global Securities SS	—	—	—	4,970	12,634	46,168
High Income SS	—	—	—	5,796	24,143	32,316

F-9

Lord Abbett
Growth and Income	—	—	170,910	613,802	915,698	988,073
Mid-Cap Value	—	—	97,840	338,302	500,559	608,690
Bond-Debenture	—	—	142,021	538,146	701,040	751,227
Growth Opportunities	—	—	—	15,285	40,731	39,724
America’s Value	—	—	—	14,950	95,829	173,389
Fidelity
VIP Mid Cap-SC2	—	—	—	—	—	10,785
VIP Growth-SC2	—	—	—	—	—	1,210
VIP Equity-Income-SC2	—	—	—	—	—	1,625
VIP Contrafund®-SC2	—	—	—	—	—	10,251
VIP Investment Grade Bond-SC2	—	—	—	—	—	7,078
VIP Index 500-SC2	—	—	—	—	—	—
Franklin Templeton
Income Securities-C2	—	—	—	—	—	—
Rising Dividends Securities-C2	—	—	—	—	—	—
Small-Mid Cap Growth Securities-C2	—	—	—	—	—	—
Flex Cap Growth Securities-C2	—	—	—	—	—	—
Mutual Shares Securities-C2	—	—	—	—	—	—
Templeton Foreign Securities-C2	—	—	—	—	—	—
Templeton Growth Securities-C2	—	—	—	—	—	—
Calvert
Social Small Cap Growth***	6,813	16,996	20,217	17,744	12,081	10,863
Social Balanced***	18,281	38,238	44,018	36,759	26,749	23,273
Van Eck
Worldwide Hard Assets***	—	9	57	57	57	56
Worldwide Real Estate***	—	2,833	2,681	1,570	1,384	1,239

*	Accumulation Units are rounded to the nearest unit.
**	The Sub-Account is available only in Contracts purchased before May 1, 2006.
***	This Sub-Account is available only in certain Contracts purchased before May 1, 2002. For more information, please see Appendix E.

F-10

Accumulation Units Outstanding*
Optional Benefit Package without EEDB
(for Contracts purchased after January 4, 2004)

Sub-Account	1998	1999	2000	2001	2002	2003	2004	2005
Goldman Sachs
International Equity	—	41,844	146,495	130,498	134,693	155,570	190,334	180,799
Structured Small Cap Equity	—	32,563	69,832	72,047	99,099	119,765	138,815	136,850
Capital Growth	—	107,394	231,244	232,213	210,012	198,996	195,130	171,594
Structured U.S. Equity	—	139,955	278,647	288,929	280,619	271,274	258,438	235,762
Growth and Income	—	58,789	105,052	133,710	187,142	205,828	238,977	225,515
Mid Cap Value**						—	32,432	39,301
Van Kampen
LIT Aggressive Growth II			—	15,247	31,774	70,669	71,764	85,459
LIT Emerging Growth			115,339	234,684	327,279	366,269	318,768	287,941
LIT Enterprise			24,177	116,856	242,260	217,010	203,957	180,940
LIT Comstock			15,221	129,511	274,871	347,969	339,809	310,318
LIT Growth and Income			54,056	217,735	499,029	604,687	556,101	495,877
LIT Emerging Growth II						11,987	80,833	88,786
LIT Enterprise II						9,426	65,451	85,851
LIT Comstock II						29,483	238,959	297,235
LIT Growth and Income II						37,501	157,392	179,397
LIT Government II						33,997	71,537	75,754
UIF Equity and Income II						75,599	254,654	296,053
MFS
New Discovery	—	20,748	127,778	118,173	121,134	130,204	126,313	89,271
Emerging Growth	—	108,524	259,785	274,768	234,500	226,635	202,115	164,519
Research	—	103,466	231,874	266,914	243,520	222,080	195,677	176,432
Investors Growth Stock			85,786	169,333	304,180	333,290	299,061	273,779
Investors Trust	—	230,011	376,018	435,308	482,318	469,582	420,232	371,718
Utilities	—	39,139	217,055	197,060	152,110	164,282	172,191	160,317
Total Return	—	68,227	134,782	235,215	549,593	680,291	661,245	557,965
Emerging Growth SS						1,015	1,830	2,971
Research SS						312	719	3,974
Investors Trust SS						13,002	18,317	18,726
Investors Growth Stock SS						40,766	95,822	94,318
Total Return SS						28,613	158,812	194,009
New Discovery SS						7,705	23,397	22,068
Utilities SS						2,474	11,790	12,384
Oppenheimer
Mid Cap	—	32,551	163,009	171,287	149,969	141,378	127,528	88,403
Global Securities	—	64,527	184,530	168,526	170,315	172,773	173,427	178,796
Capital Appreciation	—	151,662	289,567	323,414	373,063	345,033	316,068	284,610
Main Street	—	192,496	418,903	476,798	560,534	544,148	486,239	408,785
High Income	—	22,948	39,266	61,126	85,807	113,072	103,255	87,427
Money Fund	—	1,244,538	457,258	673,939	1,525,018	998,246	675,905	927,895
Strategic Bond	—	85,030	126,361	194,137	284,191	502,207	449,617	383,165
Mid Cap SS						2,014	5,736	7,041
Capital Appreciation SS						13,241	38,791	43,047
Main Street SS						29,408	79,027	93,999
Strategic Bond SS						33,729	77,633	83,403
Global Securities SS						4,220	27,103	37,643
High Income SS						7,843	36,185	37,444
Lord Abbett
Growth and Income					108,049	330,843	653,997	656,343
Mid-Cap Value					143,531	293,283	526,675	511,647
Bond-Debenture					74,466	228,192	392,216	411,253
Growth Opportunities						5,940	31,619	33,399
America’s Value						9,383	91,988	118,136

F-11

Fidelity
VIP Mid Cap-SC2	—	—	—	—	—	—	—	—
VIP Growth-SC2	—	—	—	—	—	—	—	—
VIP Equity-Income-SC2	—	—	—	—	—	—	—	—
VIP Contrafund®-SC2	—	—	—	—	—	—	—	—
VIP Investment Grade Bond-SC2	—	—	—	—	—	—	—	—
VIP Index 500-SC2	—	—	—	—	—	—	—	—
Franklin Templeton
Income Securities-C2	—	—	—	—	—	—	—	—
Rising Dividends Securities-C2	—	—	—	—	—	—	—	—
Small-Mid Cap Growth Securities-C2	—	—	—	—	—	—	—	—
Flex Cap Growth Securities-C2	—	—	—	—	—	—	—	—
Mutual Shares Securities-C2	—	—	—	—	—	—	—	—
Templeton Foreign Securities-C2	—	—	—	—	—	—	—	—
Templeton Growth Securities-C2	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth***	—	1,317	13,519	15,400	13,916	13,957	12,783	13,291
Social Balanced***	—	9,318	28,332	34,630	27,700	19,002	18,556	16,643
Van Eck
Worldwide Hard Assets***	—	1,441	17,113	15,856	11,462	11,299	10,807	10,207
Worldwide Real Estate***	—	10,338	13,549	21,820	20,025	21,600	17,356	13,745

*	Accumulation Units are rounded to the nearest unit.
**	This Sub-Account is available only in Contracts purchased before May 1, 2006.
***	This Sub-Account is available only in certain Contracts purchased before May 1, 2002. For more information, please see Appendix E.

F-12

Accumulation Units Outstanding*
Optional Benefit Package without EEDB

(for Contracts purchased before January 5, 2004)

Sub-Account	2003	2004	2005
Goldman Sachs
International Equity	5,307,973	4,475,683	3,609,374
Structured Small Cap Equity	3,895,973	3,255,347	2,617,300
Capital Growth	5,725,827	4,672,216	3,461,871
Structured U.S. Equity	6,484,270	5,295,822	4,116,944
Growth and Income	8,602,553	7,394,575	6,020,945
Mid Cap Value**	1,432	155,839	380,841
Van Kampen
LIT Aggressive Growth II	371,641	314,712	271,294
LIT Emerging Growth II	76,174	150,094	145,651
LIT Enterprise II	58,914	103,377	99,483
LIT Comstock II	176,891	339,662	354,560
LIT Growth and Income II	177,067	308,130	316,729
LIT Government II	177,454	262,712	350,719
UIF Equity and Income II	478,983	961,446	1,178,460
MFS
Emerging Growth SS	1,352	1,801	1,767
Research SS	3,515	7,509	8,197
Investors Trust SS	12,320	21,523	20,895
Investors Growth Stock SS	48,343	72,597	74,518
Total Return SS	113,345	245,328	270,985
New Discovery SS	10,443	14,628	14,564
Utilities SS	5,577	13,485	19,459
Oppenheimer
Mid Cap SS	2,852	5,373	6,225
Capital Appreciation SS	10,679	30,272	33,797
Main Street SS	36,182	64,117	63,369
Strategic Bond SS	54,995	79,644	85,160
Global Securities SS	6,795	34,386	35,797
High Income SS	19,307	52,006	50,880
Money Fund	8,057,685	6,901,482	5,081,773
Lord Abbett
Growth and Income	5,137,161	5,870,223	5,542,096
Mid-Cap Value	2,934,186	3,443,295	3,485,413
Bond-Debenture	2,772,117	3,012,671	2,702,668
Growth Opportunities	79,943	140,065	156,315
America’s Value	147,311	440,335	629,935
Fidelity
VIP Mid-Cap-SC2	—	—	—
VIP Growth-SC2	—	—	—
VIP Equity-Income-SC2	—	—	—
VIP Contrafund®-SC2	—	—	—
VIP Investment Grade Bond-SC2	—	—	—
VIP Index 500-SC2	—	—	—
Franklin Templeton
Income Securities-C2	—	—	—
Rising Dividends Securities-C2	—	—	—
Small-Mid Cap Growth Securities-C2	—	—	—
Flex Cap Growth Securities-C2	—	—	—
Mutual Shares Securities-C2	—	—	—
Templeton Foreign Securities-C2	—	—	—
Templeton Growth Securities-C2	—	—	—

*	Accumulation Units are rounded to the nearest unit.
**	This Sub-Account is available only in Contracts purchased before May 1, 2006.

F-13

Accumulation Units Outstanding*
Return of Purchase Payments Death Benefit with EEDB

Sub-Account	2001	2002	2003	2004	2005
Goldman Sachs
International Equity	393	670	2,070	3,621	1,951
Structured Small Cap Equity	—	135	649	889	219
Capital Growth	129	357	1,147	1,133	1,120
Structured U. S. Equity	1,003	2,085	2,412	2,429	2,081
Growth and Income	379	1,329	2,073	2,642	2,193
Mid Cap Value**	—	—	—	1,447	—
Van Kampen
LIT Aggressive Growth II	890	791	671	—	—
LIT Emerging Growth	12,158	15,070	21,496	21,498	21,472
LIT Enterprise	5,078	9,907	16,956	19,057	18,832
LIT Comstock	6,836	12,418	18,988	20,793	21,065
LIT Growth and Income	8,294	17,589	22,256	23,449	23,785
LIT Emerging Growth II	—	—	5,724	10,831	10,077
LIT Enterprise II	—	—	2,808	8,444	7,847
LIT Comstock II	—	—	2,901	8,543	5,983
LIT Growth and Income II	—	—	1,941	6,276	4,599
LIT Government II	—	—	517	821	461
UIF Equity and Income II	—	—	2,376	9,186	6,628
MFS
New Discovery	37	122	121	121	121
Emerging Growth	15	309	308	308	308
Research	392	1,479	1,298	1,296	1,294
Investors Growth Stock	3,755	6,507	6,505	6,503	6,331
Investors Trust	1,253	3,002	3,389	2,885	2,046
Utilities	349	203	203	202	202
Total Return	1,808	5,174	5,700	6,230	6,477
Emerging Growth SS	—	—	—	—	—
Research SS	—	—	—	—	—
Investors Trust SS	—	—	—	—	—
Investors Growth Stock SS	—	—	531	528	526
Total Return SS	—	—	1,075	2,922	1,590
New Discovery SS	—	—	—	—	—
Utilities SS	—	—	—	—	—
Oppenheimer
Mid Cap	16	—	—	—	—
Global Securities	997	1,058	1,054	1,049	1,046
Capital Appreciation	2,467	4,615	4,901	4,673	4,650
Main Street	3,062	5,656	6,129	5,166	4,533
High Income	1,870	2,872	2,752	2,674	2,591
Money Fund	—	—	—	22,589	—
Strategic Bond	266	2,418	2,181	1,819	1,795
Mid Cap SS	—	—	—	—	—
Capital Appreciation SS	—	—	168	1,707	324
Main Street SS	—	—	478	455	429
Strategic Bond SS	—	—	376	676	1,419
Global Securities SS	—	—	—	2,578	—
High Income SS	—	—	259	682	682
Lord Abbett
Growth and Income	—	2,941	11,800	17,715	15,755
Mid-Cap Value	—	567	7,996	12,215	10,430
Bond-Debenture	—	346	4,114	6,935	8,009
Growth Opportunities	—	—	1,140	269	268
America’s Value	—	—	—	1,304	390

F-14

Fidelity
VIP Mid Cap-SC2	—	—	—	—	—
VIP Growth-SC2	—	—	—	—	—
VIP Equity-Income-SC2	—	—	—	—	—
VIP Contrafund®-SC2	—	—	—	1,540	—
VIP Investment Grade Bond-SC2	—	—	—	—	—
VIP Index 500-SC2	—	—	—	—	—
Franklin Templeton
Income Securities-C2	—	—	—	—	—
Rising Dividends Securities-C2	—	—	—	—	—
Small-Mid Cap Growth Securities-C2	—	—	—	—	—
Flex Cap Growth Securities-C2	—	—	—	—	—
Mutual Shares Securities-C2	—	—	—	—	—
Templeton Foreign Securities-C2	—	—	—	—	—
Templeton Growth Securities-C2	—	—	—	—	—
Calvert
Social Small Cap Growth***	—	—	—	—	—
Social Balanced***	615	847	846	844	843
Van Eck
Worldwide Hard Assets***	—	—	—	—	—
Worldwide Real Estate***	—	—	—	—	—

*	Accumulation Units are rounded to the nearest unit.
**	This Sub-Account is available only in Contracts purchased before May 1, 2006.
***	This Sub-Account is available only in certain Contracts purchased before May 1, 2002. For more information, please see Appendix E.

F-15

Accumulation Units Outstanding*
Optional Benefit Package with EEDB

Sub-Account	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
Goldman Sachs
International Equity	—	—	—	—	—	1,958	4,407	13,157	18,977	20,971
Structured Small Cap Equity	—	—	—	—	—	2,958	13,261	22,166	26,665	21,822
Capital Growth	—	—	—	—	—	11,151	22,381	35,732	36,861	35,093
Structured U. S. Equity	—	—	—	—	—	12,278	25,973	36,963	39,165	37,889
Growth and Income	—	—	—	—	—	9,672	26,660	58,932	71,207	69,550
Mid Cap Value**	—	—	—	—	—	—	—	—	2,465	8,421
Van Kampen
LIT Aggressive Growth II	—	—	—	—	—	15,263	16,043	14,105	14,252	14,146
LIT Emerging Growth	—	—	—	—	—	151,585	212,608	232,385	217,720	177,602
LIT Enterprise	—	—	—	—	—	81,191	154,911	181,281	194,990	176,873
LIT Comstock	—	—	—	—	—	122,188	244,641	310,736	318,992	319,021
LIT Growth and Income	—	—	—	—	—	138,633	299,640	410,613	430,142	398,073
LIT Emerging Growth II	—	—	—	—	—	—	—	11,472	20,585	18,865
LIT Enterprise II	—	—	—	—	—	—	—	25,476	32,618	27,455
LIT Comstock II	—	—	—	—	—	—	—	37,759	57,717	58,523
LIT Growth and Income II	—	—	—	—	—	—	—	22,995	34,364	34,351
LIT Government II	—	—	—	—	—	—	—	7,713	12,932	11,607
UIF Equity and Income II	—	—	—	—	—	—	—	33,154	59,026	75,599
MFS
New Discovery	—	—	—	—	—	2,488	4,841	5,463	4,939	4,760
Emerging Growth	—	—	—	—	—	3,842	8,646	10,452	8,142	7,760
Research	—	—	—	—	—	12,754	27,416	26,440	19,722	18,641
Investors Growth Stock	—	—	—	—	—	16,974	47,652	48,620	40,953	41,358
Investors Trust	—	—	—	—	—	26,722	59,067	61,042	60,241	55,467
Utilities	—	—	—	—	—	5,833	7,986	8,476	15,899	11,757
Total Return	—	—	—	—	—	47,261	136,567	180,396	191,105	190,077
Emerging Growth SS	—	—	—	—	—	—	—	2,321	2,036	2,035
Research SS	—	—	—	—	—	—	—	1,610	2,965	2,715
Investors Trust SS	—	—	—	—	—	—	—	4,569	5,013	4,815
Investors Growth Stock SS	—	—	—	—	—	—	—	4,208	4,048	3,897
Total Return SS	—	—	—	—	—	—	—	15,673	29,124	28,666
New Discovery SS	—	—	—	—	—	—	—	—	—	—
Utilities SS	—	—	—	—	—	—	—	10	32	925
Oppenheimer
Mid Cap	—	—	—	—	—	2,103	2,640	2,892	2,651	5,382
Global Securities	—	—	—	—	—	13,074	20,153	24,511	25,710	25,121
Capital Appreciation	—	—	—	—	—	21,620	41,855	49,633	49,044	43,161
Main Street	—	—	—	—	—	29,317	64,849	62,494	58,226	54,900
High Income	—	—	—	—	—	9,105	27,697	40,526	45,747	41,737
Money Fund	—	—	—	—	—	51,427	244,986	299,590	367,711	305,857
Strategic Bond	—	—	—	—	—	10,921	32,755	57,024	52,091	51,673
Mid Cap SS	—	—	—	—	—	—	—	—	—	—
Capital Appreciation SS	—	—	—	—	—	—	—	4,240	5,778	5,799
Main Street SS	—	—	—	—	—	—	—	270	360	359
Strategic Bond SS	—	—	—	—	—	—	—	2,444	6,708	7,206
Global Securities SS	—	—	—	—	—	—	—	1,220	3,344	3,342
High Income SS	—	—	—	—	—	—	—	11,404	12,576	12,396
Lord Abbett
Growth and Income	—	—	—	—	—	—	53,316	209,899	274,413	279,289
Mid-Cap Value	—	—	—	—	—	—	27,042	110,540	150,629	160,464
Bond-Debenture	—	—	—	—	—	—	31,100	166,000	205,655	207,793
Growth Opportunities	—	—	—	—	—	—	—	931	6,956	7,272
America’s Value	—	—	—	—	—	—	—	6,583	13,951	21,143
Fidelity
VIP Mid Cap-SC2	—	—	—	—	—	—	—	—	—	—
VIP Growth-SC2	—	—	—	—	—	—	—	—	—	—
VIP Equity-Income-SC2	—	—	—	—	—	—	—	—	—	—
VIP Contrafund®-SC2	—	—	—	—	—	—	—	—	—	—
VIP Investment Grade Bond-SC2	—	—	—	—	—	—	—	—	—	—
VIP Index 500-SC2	—	—	—	—	—	—	—	—	—	—

F-16

Sub-Account	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
Franklin Templeton
Income Securities-C2	—	—	—	—	—	—	—	—	—	—
Rising Dividends Securities-C2	—	—	—	—	—	—	—	—	—	—
Small-Mid Cap Growth Securities-C2	—	—	—	—	—	—	—	—	—	—
Flex Cap Growth Securities-C2	—	—	—	—	—	—	—	—	—	—
Mutual Shares Securities-C2	—	—	—	—	—	—	—	—	—	—
Templeton Foreign Securities-C2	—	—	—	—	—	—	—	—	—	—
Templeton Growth Securities-C2	—	—	—	—	—	—	—	—	—	—
Calvert
Social Small Cap Growth***	—	—	—	—	—	—	310	310	309	361
Social Balanced***	—	—	—	—	—	1,263	1,584	1,603	1,635	1,660
Van Eck
Worldwide Hard Assets***	—	—	—	—	—	685	684	683	—	—
Worldwide Real Estate***	—	—	—	—	—	115	452	462	427	400

*	Accumulation Units are rounded to the nearest unit.
**	This Sub-Account is available only in Contracts purchased before May 1, 2006.
***	This Sub-Account is available only in certain Contracts purchased before May 1, 2002. For more information, please see Appendix E.

F-17

APPENDIX G
for Contracts Purchased June 1, 2003 through January 4, 2004

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Sub-Accounts and/or the Guaranteed Account. The tables do not include premium taxes, which may range up to 3.5% depending on the jurisdiction.

OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge (as a % of amount surrendered)	7%	(1)
Transfer Fee	$25	(2)
(1) The surrender charge declines over time. (See “Charges and Deductions.”)
(2) Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See “Charges and Deductions.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES
(other than Fund expenses)
Annual Contract Maintenance Fee	$30(1)
Variable Account Annual Expenses (as a % of average Variable Account value)
	without EEDB	with EEDB(2)
Contract with Return of Purchase Payment Death Benefit
Mortality and Expense Risk Charge(3)	1.10%	1.35%
Administration Charge	0.15%	0.15%
Total Variable Account Annual Expenses	1.25%	1.50%
Contract with Optional Benefit Package
Mortality and Expense Risk Charge(3)	1.25%	1.50%
Administration Charge	0.15%	0.15%
Total Variable Account Annual Expenses	1.40%	1.65%

(1)     We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $50,000 is more. (See “Charges and Deductions.”)

(2)     If you selected the Earnings Enhancement Death Benefit (“EEDB”), the Mortality and Expense Risk Charge is increased by 0.25% while the EEDB is in effect. See “Charges and Deductions” and “Death Benefit.”

(3)     The mortality and expense risk charges presented in the table apply before the Annuity Commencement Date. After the Annuity Commencement Date, the mortality and expense risk charge for all contracts is 1.10% (on an annual basis) of average daily net assets of the Variable Account attributable to the Contract.

G-1

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2005. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS
	Minimum		Maximum
Total Annual Fund Operating Expenses	0.35%	-	1.55%	(1)
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

(1)   The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Example of Charges

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges (assuming an Optional Benefit Package and the Earnings Enhancement Death Benefit were selected), and both maximum and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(1)          If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Total Fund Expenses	930	1,528	2,050	3,508
Minimum Total Fund Expenses	822	1,202	1,502	2,389

(2)          If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Total Fund Expenses	325	992	1,681	3,508
Minimum Total Fund Expenses	210	647	1,111	2,389

(1)           Generally, you cannot annuitize your Contract within 7 years after we accept a Purchase Payment. In limited circumstances we may allow you to annuitize your Contract as early as 2 years after we accept a Purchase Payment. (See “Annuitization.”) Different fees and expenses not reflected in the example may be assessed after you annuitize under a variable income payment option. (See “Charges and Deductions, Mortality and Expense Risk Charge.”)

Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

G-2

Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life’s Investment Products Division, customer service center at the address shown on the cover.

Please send me a free copy of the Statement of Additional Information for the Protective Variable Annuity II.

Name

Address

City, State, Zip

Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY

P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
PROTECTIVE VARIABLE ANNUITY II
A FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Protective Variable Annuity II, a group and individual flexible premium deferred variable and fixed annuity contract (the “Contract”) offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2006.

STATEMENT OF ADDITIONAL INFORMATION

SAFEKEEPING OF ACCOUNT ASSETS

Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company’s General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2005 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2005 and 2004 and the consolidated balance sheets of Protective Life as of December 31, 2005 and 2004 and the related consolidated statements of income, share-owner’s equity and cash flows for each of the three years ended December 31, 2005 and the related financial statement schedules included in this Statement of Additional Information and in the registration statement have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, Birmingham, Alabama, independent registered public accounting firm given on the authority of said firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N. W., Washington, D.C. 20549.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2005 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2005 and 2004 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

The audited consolidated balance sheets for Protective Life as of December 31, 2005 and 2004 and the related consolidated statements of income, share-owner’s equity, and cash flows for each of the three years in the period ended December 31, 2005 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

Financial Statements follow this page.

All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of The Protective Variable Annuity Separate Account
and the Board of Directors of Protective Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the subaccounts, as listed in Note 1 to such financial statements, of The Protective Variable Annuity Separate Account, at December 31, 2005, and the results of each of their operations and changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. Those financial statements are the responsibility of the management of Protective Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2005 by correspondence with the transfer agent of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Birmingham, Alabama
April 26, 2006

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
(In Thousands)

	Goldman		Goldman	Goldman			Calvert
	Sachs	Goldman	Sachs	Sachs	Goldman		Social
	Growth	Sachs	CORE	CORE	Sachs	Goldman Sachs	Small
	&	International	US	Small	Capital	Mid-Cap	Cap
	Income	Equity	Equity	Cap	Growth	Value	Growth
Assets
Investment in sub-accounts at market value	$180,757	$84,818	$136,893	$98,294	$97,206	$22,332	$1,607
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	180,757	84,818	136,893	98,294	97,206	22,332	1,607
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$180,757	$84,818	$136,893	$98,294	$97,206	$22,332	$1,607

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2005
(In Thousands)

	Calvert	MFS		MFS	MFS	MFS
	Social	Emerging	MFS	Investors	Total	New	MFS
	Balanced	Growth	Research	Trust	Return	Discovery	Utilities
Assets
Investment in sub-accounts at market value	$6,705	$15,157	$26,485	$37,976	$121,877	$7,946	$14,065
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	6,705	15,157	26,485	37,976	121,877	7,946	14,065
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$6,705	$15,157	$26,485	$37,976	$121,877	$7,946	$14,065

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2005
(In Thousands)

	MFS
	Investors	MFS		MFS	MFS	MFS
	Growth	Emerging	MFS	Investors	Total	New Discovery	MFS
	Stock	Growth SC	Research SC	Trust SC	Return SC	SC	Utilities SC
Assets
Investment in sub-accounts at market value	$10,239	$557	$400	$1,915	$43,645	$1,067	$3,410
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	10,239	557	400	1,915	43,645	1,067	3,410
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$10,239	$557	$400	$1,915	$43,645	$1,067	$3,410

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2005
(In Thousands)

	MFS
	Investors	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer	Oppenheimer
	Growth	Money	Aggressive	Capital	Oppenheimer	Strategic	Global
	Stock SC	Fund	Growth	Appreciation	Main Street	Bond	Securities
Assets
Investment in sub-accounts at market value	$ 1,752	$ 11,330	$ 13,569	$ 45,647	$ 50,482	$ 70,385	$ 33,853
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	1,752	11,330	13,569	45,647	50,482	70,385	33,853
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$ 1,752	$ 11,330	$ 13,569	$ 45,647	$ 50,482	$ 70,385	$ 33,853

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2005
(In Thousands)

			Oppenheimer
	Oppenheimer	Oppenheimer	Capital	Oppenheimer	Oppenheimer	Oppenheimer
	High	Aggressive	Appreciation	Main Street	Strategic	Global	Oppenheimer
	Income	Growth SC	SC	SC	Bond SC	Securities SC	High Income SC
Assets
Investment in sub-accounts at market value	$ 13,574	$ 772	$ 5,250	$ 4,078	$ 10,014	$ 13,025	$ 4,770
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	13,574	772	5,250	4,078	10,014	13,025	4,770
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$ 13,574	$ 772	$ 5,250	$ 4,078	$ 10,014	$ 13,025	$ 4,770

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2005
(In Thousands)

			Van Kampen			Van Kampen	Van Kampen
	Van Eck	Van Eck	Emerging	Van Kampen	Van Kampen	Growth &	Aggressive
	Hard Asset	Real Estate	Growth	Enterprise	Comstock	Income	Growth
Assets
Investment in sub-accounts at market value	$ 628	$ 977	$ 25,464	$ 26,269	$ 158,754	$ 159,286	$ 3,718
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	628	977	25,464	26,269	158,754	159,286	3,718
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$ 628	$ 977	$ 25,464	$ 26,269	$ 158,754	$ 159,286	$ 3,718

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005
(In Thousands)

	Van Kampen	Van Kampen	Van Kampen			Van Kampen	Lord Abbett
	UIF Equity	Government	Emerging	Van Kampen	Van Kampen	Growth &	Growth &
	& Income II	Portfolio II	Growth II	Enterprise II	Comstock II	Income II	Income
Assets
Investment in sub-accounts at market value	$ 73,357	$ 12,781	$ 5,658	$ 6,014	$ 86,783	$ 44,912	$ 185,911
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	73,357	12,781	5,658	6,014	86,783	44,912	185,911
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$ 73,357	$ 12,781	$ 5,658	$ 6,014	$ 86,783	$ 44,912	$ 185,911

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2005
(In Thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Fidelity	Fidelity
	Bond	Mid-Cap	Growth	America’s	Index 500	Growth	Fidelity
	Debenture	Value	Opportunities	Value	Portfolio SC2	Portfolio SC2	Contrafund SC2
Assets
Investment in sub-accounts at market value	$ 119,940	$ 139,462	$ 10,994	$ 44,789	$ 645	$ 111	$ 1,067
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0
Total assets	119,940	139,462	10,994	44,789	645	111	1,067
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0
Total net assets	$ 119,940	$ 139,462	$ 10,994	$ 44,789	$ 645	$ 111	$ 1,067

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2005
(In Thousands)

			Fidelity
		Fidelity	Investment
	Fidelity	Equity	Grade Bonds
	Mid Cap SC2	Income SC2	SC2	Total
Assets
Investment in sub-accounts at market value	$ 530	$ 188	$ 469	$ 2,300,559
Receivable from Protective Life Insurance Company	0	0	0	0
Total assets	530	188	469	2,300,559
Liabilities
Payable to Protective Life Insurance Company	0	0	0	0
Total net assets	$ 530	$ 188	$ 469	$ 2,300,559

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2005
(In Thousands)

	Goldman		Goldman	Goldman			Calvert
	Sachs	Goldman	Sachs	Sachs	Goldman	Goldman	Social
	Growth	Sachs	CORE	CORE	Sachs	Sachs	Small
	&	International	US	Small	Capital	Mid-Cap	Cap
	Income	Equity	Equity	Cap	Growth	Value	Growth
Investment income
Dividends	$2,989	$253	$1,024	$235	$145	$119	$0
Expense
Mortality and expense risk and administrative charges	2,433	1,091	1,937	1,351	1,390	149	24
Net investment income (loss)	556	(838)	(913)	(1,116)	(1,245)	(30)	(24)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	5,959	(1,519)	4,912	1,021	986	(2)	77
Capital gain distribution	0	0	0	8,687	0	1,997	0
Net realized gain (loss) on investments	5,959	(1,519)	4,912	9,708	986	1,995	77
Net unrealized appreciation (depreciation) on investments during the period	(1,970)	11,691	2,061	(4,239)	1,098	(376)	(272)
Net realized and unrealized gain (loss) on investments	3,989	10,172	6,973	5,469	2,084	1,619	(195)
Net increase (decrease) in net assets resulting from operations	$4,545	$9,334	$6,060	$4,353	$839	$1,589	$(219)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

	Calvert	MFS		MFS	MFS	MFS
	Social	Emerging	MFS	Investors	Total	New	MFS
	Balanced	Growth	Research	Trust	Return	Discovery	Utilities
Investment income
Dividends	$118	$0	$140	$243	$2,621	$0	$78
Expense
Mortality and expense risk and administrative charges	99	229	399	577	1,642	124	182
Net investment income (loss)	19	(229)	(259)	(334)	979	(124)	(104)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(217)	(730)	(1,301)	(713)	1,282	(608)	165
Capital gain distribution	0	0	0	0	5,138	0	0
Net realized gain (loss) on investments	(217)	(730)	(1,301)	(713)	6,420	(608)	165
Net unrealized appreciation (depreciation) on investments during the period	475	2,026	3,199	3,261	(5,573)	958	1,760
Net realized and unrealized gain (loss) on investments	258	1,296	1,898	2,548	847	350	1,925
Net increase (decrease) in net assets resulting from operations	$277	$1,067	$1,639	$2,214	$1,826	$226	$1,821

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

	MFS
	Investors	MFS		MFS	MFS	MFS
	Growth	Emerging	MFS	Investors	Total	New Discovery	MFS
	Stock	Growth SC	Research SC	Trust SC	Return SC	SC	Utilities SC
Investment income
Dividends	$39	$0	$1	$4	$538	$0	$7
Expense
Mortality and expense risk and administrative charges	147	4	4	17	353	12	22
Net investment income (loss)	(108)	(4)	(3)	(13)	185	(12)	(15)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(4)	1	1	7	12	6	5
Capital gain distribution	0	0	0	0	1,157	0	0
Net realized gain (loss) on investments	(4)	1	1	7	1,169	6	5
Net unrealized appreciation (depreciation) on investments during the period	376	39	23	98	(714)	54	265
Net realized and unrealized gain (loss) on investments	372	40	24	105	455	60	270
Net increase (decrease) in net assets resulting from operations	$264	$36	$21	$92	$640	$48	$255

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2005
(In thousands)

	MFS
	Investors	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer	Oppenheimer
	Growth	Money	Aggressive	Capital	Oppenheimer	Strategic	Global
	Stock SC	Fund	Growth	Appreciation	Main Street	Bond	Securities
Investment income
Dividends	$2	$312	$0	$476	$782	$3,722	$315
Expense
Mortality and expense risk and administrative charges	20	155	201	654	743	1,061	410
Net investment income (loss)	(18)	157	(201)	(178)	39	2,661	(95)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	6	0	(366)	(86)	(399)	155	(1)
Capital gain distribution	0	0	0	0	0	0	0
Net realized gain (loss) on investments	6	0	(366)	(86)	(399)	155	(1)
Net unrealized appreciation (depreciation) on investments during the period	70	1	1,949	1,762	2,521	(1,898)	3,925
Net realized and unrealized gain (loss) on investments	76	1	1,583	1,676	2,122	(1,743)	3,924
Net increase (decrease) in net assets resulting from operations	$58	$158	$1,382	$1,498	$2,161	$918	$3,829

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

			Oppenheimer
	Oppenheimer	Oppenheimer	Capital	Oppenheimer	Oppenheimer	Oppenheimer
	High	Aggressive	Appreciation	Main Street	Strategic	Global	Oppenheimer
	Income	Growth SC	SC	SC	Bond SC	Securities SC	High Income SC
Investment income
Dividends	$958	$0	$28	$36	$277	$40	$203
Expense
Mortality and expense risk and administrative charges	189	5	48	43	85	75	44
Net investment income (loss)	769	(5)	(20)	(7)	192	(35)	159
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	113	3	12	5	1	15	(6)
Capital gain distribution	0	0	0	0	0	0	0
Net realized gain (loss) on investments	113	3	12	5	1	15	(6)
Net unrealized appreciation (depreciation) on investments during the period	(750)	42	212	177	(77)	1,299	(107)
Net realized and unrealized gain (loss) on investments	(637)	45	224	182	(76)	1,314	(113)
Net increase (decrease) in net assets resulting from operations	$132	$40	$204	$175	$116	$1,279	$46

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

			Van Kampen			Van Kampen	Van Kampen
	Van Eck	Van Eck	Emerging	Van Kampen	Van Kampen	Growth &	Aggressive
	Hard Asset	Real Estate	Growth	Enterprise	Comstock	Income	Growth
Investment income
Dividends	$2	$21	$74	$221	$1,963	$1,809	$0
Expense
Mortality and expense risk and administrative charges	9	13	335	355	1,991	1,989	45
Net investment income (loss)	(7)	8	(261)	(134)	(28)	(180)	(45)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	69	76	(1,781)	(469)	2,343	3,015	77
Capital gain distribution	0	10	0	0	5,370	3,962	0
Net realized gain (loss) on investments	69	86	(1,781)	(469)	7,713	6,977	77
Net unrealized appreciation (depreciation) on investments during the period	164	72	3,569	2,285	(2,994)	6,402	300
Net realized and unrealized gain (loss) on investments	233	158	1,788	1,816	4,719	13,379	377
Net increase (decrease) in net assets resulting from operations	$226	$166	$1,527	$1,682	$4,691	$13,199	$332

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

	Van Kampen	Van Kampen	Van Kampen			Van Kampen	Lord Abbett
	UIF Equity	Government	Emerging	Van Kampen	Van Kampen	Growth &	Growth &
	& Income II	Portfolio II	Growth II	Enterprise II	Comstock II	Income II	Income
Investment income
Dividends	$382	$317	$1	$23	$491	$264	$1,778
Expense
Mortality and expense risk and administrative charges	621	120	52	55	645	365	1,976
Net investment income (loss)	(239)	197	(51)	(32)	(154)	(101)	(198)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	14	4	22	34	19	27	584
Capital gain distribution	610	0	0	0	1,702	745	10,864
Net realized gain (loss) on investments	624	4	22	34	1,721	772	11,448
Net unrealized appreciation (depreciation) on investments during the period	3,531	1	391	391	1,304	2,519	(7,042)
Net realized and unrealized gain (loss) on investments	4,155	5	413	425	3,025	3,291	4,406
Net increase (decrease) in net assets resulting from operations	$3,916	$202	$362	$393	$2,871	$3,190	$4,208

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Fidelity	Fidelity	Fidelity
	Bond	Mid-Cap	Growth	America’s	Index 500	Growth	Contrafund
	Debenture	Value	Opportunities	Value	Portfolio SC2	Portfolio SC2	Portfolio SC2
Investment income
Dividends	$5,776	$594	$0	$921	$0	$0	$0
Expense
Mortality and expense risk and administrative charges	1,280	1,401	97	351	2	1	4
Net investment income (loss)	4,496	(807)	(97)	570	(2)	(1)	(4)
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	34	357	36	10	0	0	2
Capital gain distribution	1,264	8,121	145	388	0	0	0
Net realized gain (loss) on investments	1,298	8,478	181	398	0	0	2
Net unrealized appreciation (depreciation) on investments during the period	(5,447)	1,315	348	241	17	3	68
Net realized and unrealized gain (loss) on investments	(4,149)	9,793	529	639	17	3	70
Net increase (decrease) in net assets resulting from operations	$347	$8,986	$432	$1,209	$15	$2	$66

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

			Fidelity
		Fidelity	Investment
	Fidelity	Equity	Grade Bonds
	Mid Cap SC2	Income SC2	SC2	Total
Investment income
Dividends	$0	$0	$1	$30,343
Expense
Mortality and expense risk and administrative charges	2	1	2	27,631
Net investment income (loss)	(2)	(1)	(1)	2,712
Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	0	0	13,265
Capital gain distribution	0	0	1	50,161
Net realized gain (loss) on investments	0	0	1	63,426
Net unrealized appreciation (depreciation) on investments during the period	42	10	3	30,859
Net realized and unrealized gain (loss) on investments	42	10	4	94,285
Net increase (decrease) in net assets resulting from operations	$40	$9	$3	$96,997

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2005
(In Thousands)

	Goldman		Goldman	Goldman			Calvert
	Sachs	Goldman	Sachs	Sachs	Goldman		Social
	Growth	Sachs	CORE	CORE	Sachs	Goldman Sachs	Small
	&	International	US	Small	Capital	Mid-Cap	Cap
	Income	Equity	Equity	Cap	Growth	Value	Growth
From operations
Net investment income (loss)	$556	$(838)	$(913)	$(1,116)	$(1,245)	$(30)	$(24)
Net realized gain (loss) on investments	5,959	(1,519)	4,912	9,708	986	1,995	77
Net unrealized appreciation (depreciation) of investments during the period	(1,970)	11,691	2,061	(4,239)	1,098	(376)	(272)
Net increase (decrease) in net assets resulting from operations	4,545	9,334	6,060	4,353	839	1,589	(219)
From variable annuity contract transactions
Contract owners’ net payments	8,215	3,624	2,436	3,021	3,212	6,229	10
Contract maintenance fees	(93)	(43)	(79)	(45)	(60)	(5)	(1)
Surrenders	(27,675)	(12,540)	(21,971)	(15,053)	(16,479)	(1,146)	(186)
Death benefits	(3,471)	(1,409)	(2,722)	(1,228)	(1,913)	(135)	(25)
Transfers (to) from other portfolios	8,192	2,188	(5,375)	(1,264)	(7,113)	9,441	(104)
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(14,832)	(8,180)	(27,711)	(14,569)	(22,353)	14,384	(306)
Net increase (decrease) in net assets	(10,287)	1,154	(21,651)	(10,216)	(21,514)	15,973	(525)
Net assets, beginning of year	191,044	83,664	158,544	108,510	118,720	6,359	2,132
Net assets, end of year	$180,757	$84,818	$136,893	$98,294	$97,206	$22,332	$1,607

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

	Calvert	MFS		MFS	MFS	MFS
	Social	Emerging	MFS	Investors	Total	New	MFS
	Balanced	Growth	Research	Trust	Return	Discovery	Utilities
From operations
Net investment income (loss)	$19	$(229)	$(259)	$(334)	$979	$(124)	$(104)
Net realized gain (loss) on investments	(217)	(730)	(1,301)	(713)	6,420	(608)	165
Net unrealized appreciation (depreciation) of investments during the period	475	2,026	3,199	3,261	(5,573)	958	1,760
Net increase (decrease) in net assets resulting from operations	277	1,067	1,639	2,214	1,826	226	1,821
From variable annuity contract transactions
Contract owners’ net payments	37	75	122	170	785	45	102
Contract maintenance fees	(6)	(15)	(21)	(22)	(45)	(6)	(5)
Surrenders	(1,494)	(3,193)	(4,933)	(8,544)	(15,716)	(1,599)	(1,594)
Death benefits	(55)	(215)	(511)	(1,286)	(1,760)	(172)	(273)
Transfers (to) from other portfolios	(563)	(1,388)	(2,793)	(3,012)	2,087	(707)	1,031
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(2,081)	(4,736)	(8,136)	(12,694)	(14,649)	(2,439)	(739)
Net increase (decrease) in net assets	(1,804)	(3,669)	(6,497)	(10,480)	(12,823)	(2,213)	1,082
Net assets, beginning of year	8,509	18,826	32,982	48,456	134,700	10,159	12,983
Net assets, end of year	$6,705	$15,157	$26,485	$37,976	$121,877	$7,946	$14,065

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, Continued
Year Ended December 31, 2005
(In Thousands)

	MFS
	Investors	MFS		MFS	MFS	MFS
	Growth	Emerging	MFS	Investors	Total	New Discovery	MFS
	Stock	Growth SC	Research SC	Trust SC	Return SC	SC	Utilities SC
From operations
Net investment income (loss)	$(108)	$(4)	$(3)	$(13)	$185	$(12)	$(15)
Net realized gain (loss) on investments	(4)	1	1	7	1,169	6	5
Net unrealized appreciation (depreciation) of investments during the period	376	39	23	98	(714)	54	265
Net increase (decrease) in net assets resulting from operations	264	36	21	92	640	48	255
From variable annuity contract transactions
Contract owners’ net payments	61	159	56	387	9,890	308	1,357
Contract maintenance fees	(5)	0	0	0	(11)	0	(1)
Surrenders	(1,371)	(20)	(6)	(53)	(1,794)	(51)	(291)
Death benefits	(182)	0	0	(26)	(425)	0	(2)
Transfers (to) from other portfolios	(750)	58	78	223	12,503	33	1,146
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(2,247)	197	128	531	20,163	290	2,209
Net increase (decrease) in net assets	(1,983)	233	149	623	20,803	338	2,464
Net assets, beginning of year	12,222	324	251	1,292	22,842	729	946
Net assets, end of year	$10,239	$557	$400	$1,915	$43,645	$1,067	$3,410

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, Continued
Year Ended December 31, 2005
(In Thousands)

	MFS
	Investors	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer	Oppenheimer
	Growth	Money	Aggressive	Capital	Oppenheimer	Strategic	Global
	Stock SC	Fund	Growth	Appreciation	Main Street	Bond	Securities
From operations
Net investment income (loss)	$(18)	$157	$(201)	$(178)	$39	$2,661	$(95)
Net realized gain (loss) on investments	6	0	(366)	(86)	(399)	155	(1)
Net unrealized appreciation (depreciation) of investments during the period	70	1	1,949	1,762	2,521	(1,898)	3,925
Net increase (decrease) in net assets resulting from operations	58	158	1,382	1,498	2,161	918	3,829
From variable annuity contract transactions
Contract owners’ net payments	204	2,039	73	273	219	245	263
Contract maintenance fees	0	(7)	(13)	(29)	(30)	(35)	(13)
Surrenders	(44)	(8,221)	(2,743)	(7,694)	(9,006)	(14,200)	(3,895)
Death benefits	0	(204)	(258)	(683)	(1,079)	(1,580)	(347)
Transfers (to) from other portfolios	230	5,784	(839)	(3,455)	(3,949)	(986)	3,319
Net increase in net assets resulting from variable annuity policy transactions	390	(609)	(3,780)	(11,588)	(13,845)	(16,556)	(673)
Net increase in net assets	448	(451)	(2,398)	(10,090)	(11,684)	(15,638)	3,156
Net assets, beginning of year	1,304	11,781	15,967	55,737	62,166	86,023	30,697
Net assets, end of year	$1,752	$11,330	$13,569	$45,647	$50,482	$70,385	$33,853

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

	Oppenheimer High Income	Oppenheimer Aggressive Growth SC	Oppenheimer Capital Appreciation SC	Oppenheimer Main Street SC	Oppenheimer Strategic Bond SC	Oppenheimer Global Securities SC	Oppenheimer High Income SC
From operations
Net investment income (loss)	$ 769	$ (5)	$ (20)	$ (7)	$ 192	$ (35)	$ 159
Net realized gain (loss) on investments	113	3	12	5	1	15	(6)
Net unrealized appreciation (depreciation) of investments during the period	(750)	42	212	177	(77)	1,299	(107)
Net increase (decrease) in net assets resulting from operations	132	40	204	175	116	1,279	46
From variable annuity contract transactions
Contract owners’ net payments	41	179	1,039	493	2,476	5,219	979
Contract maintenance fees	(4)	0	(2)	(1)	(2)	(2)	(1)
Surrenders	(1,563)	(40)	(299)	(112)	(368)	(341)	(161)
Death benefits	(161)	0	(41)	(23)	(15)	(91)	(26)
Transfers (to) from other portfolios	(1,100)	318	879	764	2,176	3,193	871
Net increase in net assets resulting from variable annuity policy transactions	(2,787)	457	1,576	1,121	4,267	7,978	1,662
Net increase (decrease) in net assets	(2,655)	497	1,780	1,296	4,383	9,257	1,708
Net assets, beginning of year	16,229	275	3,470	2,782	5,631	3,768	3,062
Net assets, end of year	$ 13,574	$ 772	$ 5,250	$ 4,078	$ 10,014	$ 13,025	$ 4,770

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

	Van Eck	Van Eck	Van Kampen			Van Kampen	Van Kampen
	Hard	Real	Emerging	Van Kampen	Van Kampen	Growth &	Aggressive
	Asset	Estate	Growth	Enterprise	Comstock	Income	Growth
From operations
Net investment income (loss)	$ (7)	$ 8	$ (261)	$ (134)	$ (28)	$ (180)	$ (45)
Net realized gain (loss) on investments	69	86	(1,781)	(469)	7,713	6,977	77
Net unrealized appreciation (depreciation) of investments during the period	164	72	3,569	2,285	(2,994)	6,402	300
Net increase (decrease) in net assets resulting from operations	226	166	1,527	1,682	4,691	13,199	332
From variable annuity contract transactions
Contract owners’ net payments	0	0	121	133	1,105	752	224
Contract maintenance fees	0	0	(12)	(11)	(54)	(49)	(1)
Surrenders	(87)	(120)	(2,873)	(3,722)	(18,245)	(18,457)	(369)
Death benefits	0	(9)	(355)	(539)	(1,933)	(1,975)	(27)
Transfers (to) from other portfolios	(52)	(75)	(3,473)	(3,716)	5,184	946	93
Net increase in net assets resulting from variable annuity policy transactions	(139)	(204)	(6,592)	(7,855)	(13,943)	(18,783)	(80)
Net increase (decrease) in net assets	87	(38)	(5,065)	(6,173)	(9,252)	(5,584)	252
Net assets, beginning of year	541	1,015	30,529	32,442	168,006	164,870	3,466
Net assets, end of year	$ 628	$ 977	$ 25,464	$ 26,269	$ 158,754	$ 159,286	$ 3,718

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, Continued
Year Ended December 31, 2005
(In Thousands)

	Van Kampen UIF Equity & Income II	Van Kampen Government Portfolio II	Van Kampen Emerging Growth II	Van Kampen Enterprise II	Van Kampen Comstock II	Van Kampen Growth & Income II	Lord Abbett Growth & Income
From operations
Net investment income (loss)	$(239)	$197	$(51)	$(32)	$(154)	$(101)	$(198)
Net realized gain (loss) on investments	624	4	22	34	1,721	772	11,448
Net unrealized appreciation (depreciation) of investments during the period	3,531	1	391	391	1,304	2,519	(7,042)
Net increase (decrease) in net assets resulting from operations	3,916	202	362	393	2,871	3,190	4,208
From variable annuity contract transactions
Contract owners’ net payments	10,706	1,940	795	849	20,501	7,743	14,565
Contract maintenance fees	(17)	(4)	(2)	(2)	(21)	(12)	(54)
Surrenders	(3,064)	(1,144)	(260)	(267)	(2,680)	(1,545)	(13,582)
Death benefits	(435)	(91)	(81)	(86)	(715)	(556)	(1,690)
Transfers (to) from other portfolios	20,546	4,302	265	603	22,376	9,132	18,877
Net increase in net assets resulting from variable annuity policy transactions	27,736	5,003	717	1,097	39,461	14,762	18,116
Net increase (decrease) in net assets	31,652	5,205	1,079	1,490	42,332	17,952	22,324
Net assets, beginning of year	41,705	7,576	4,579	4,524	44,451	26,960	163,587
Net assets, end of year	$73,357	$12,781	$5,658	$6,014	$86,783	$44,912	$185,911

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, Continued
Year Ended December 31, 2005
(In Thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Fidelity	Fidelity	Fidelity
	Bond	Mid-Cap	Growth	America’s	Index 500	Growth	Contrafund
	Debenture	Value	Opportunities	Value	Portfolio SC2	Portfolio SC2	Portfolio SC2
From operations
Net investment income (loss)	$4,496	$(807)	$(97)	$570	$(2)	$(1)	$(4)
Net realized gain (loss) on investments	1,298	8,478	181	398	0	0	2
Net unrealized appreciation (depreciation) of investments during the period	(5,447)	1,315	348	241	17	3	68
Net increase (decrease) in net assets resulting from operations	347	8,986	432	1,209	15	2	66
From variable annuity contract transactions
Contract owners’ net payments	11,518	14,586	2,043	9,834	620	80	819
Contract maintenance fees	(34)	(37)	(3)	(12)	0	0	0
Surrenders	(10,294)	(9,482)	(692)	(1,629)	(8)	0	(34)
Death benefits	(1,370)	(1,047)	(45)	(346)	0	0	0
Transfers (to) from other portfolios	12,529	18,525	1,710	14,455	16	0	156
Net increase in net assets resulting from variable annuity policy transactions	12,349	22,545	3,013	22,302	628	80	941
Net increase (decrease) in net assets	12,696	31,531	3,445	23,511	643	82	1,007
Net assets, beginning of year	107,244	107,931	7,549	21,278	2	29	60
Net assets, end of year	$119,940	$139,462	$10,994	$44,789	$645	$111	$1,067

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2005
(In Thousands)

		Fidelity	Fidelity
	Fidelity	Equity	Investment
	Mid Cap SC2	Income SC2	Grade Bonds SC2	Total
From operations
Net investment income (loss)	$(2)	$(1)	$(1)	$2,712
Net realized gain (loss) on investments	0	0	1	63,426
Net unrealized appreciation (depreciation) of investments during the period	42	10	3	30,859
Net increase (decrease) in net assets resulting from operations	40	9	3	96,997
From variable annuity contract transactions
Contract owners’ net payments	449	162	387	153,975
Contract maintenance fees	0	0	0	(927)
Surrenders	(27)	(1)	(7)	(272,985)
Death benefits	0	0	0	(31,618)
Transfers (to) from other portfolios	63	13	48	143,639
Net increase in net assets resulting from variable annuity policy transactions	485	174	428	(7,916)
Net increase (decrease) in net assets	525	183	431	89,081
Net assets, beginning of year	5	5	38	2,211,478
Net assets, end of year	$530	$188	$469	$2,300,559

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets
Year Ended December 31, 2004
(In Thousands)

	Goldman		Goldman	Goldman			Calvert
	Sachs	Goldman	Sachs	Sachs	Goldman		Social
	Growth	Sachs	CORE	CORE	Sachs	Goldman Sachs	Small
	&	International	US	Small	Capital	Mid-Cap	Cap
	Income	Equity	Equity	Cap	Growth	Value	Growth
From operations
Net investment income (loss)	$290	$(215)	$(550)	$(1,229)	$(840)	$6	$(31)
Net realized gain (loss) on investments	2,073	(3,493)	(2,433)	5,774	(3,076)	511	49
Net unrealized appreciation (depreciation) of investments during the period	26,352	12,621	22,688	9,741	12,437	184	163
Net increase (decrease) in net assets resulting from operations	28,715	8,913	19,705	14,286	8,521	701	181
From variable annuity contract transactions
Contract owners’ net payments	6,585	2,315	2,118	2,927	2,872	2,102	8
Contract maintenance fees	(97)	(46)	(92)	(50)	(72)	0	(1)
Surrenders	(21,988)	(9,813)	(18,944)	(12,868)	(13,670)	(158)	(212)
Death benefits	(3,110)	(979)	(2,456)	(1,533)	(1,251)	(30)	(14)
Transfers (to) from other portfolios	5,294	42	(8,068)	(134)	(6,084)	3,716	(147)
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(13,316)	(8,481)	(27,442)	(11,658)	(18,205)	5,630	(366)
Net increase (decrease) in net assets	15,399	432	(7,737)	2,628	(9,684)	6,331	(185)
Net assets, beginning of year	175,645	83,232	166,281	105,882	128,404	28	2,317
Net assets, end of year	$191,044	$83,664	$158,544	$108,510	$118,720	$6,359	$2,132

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, continued
Year Ended December 31, 2004
(In Thousands)

	Calvert	MFS		MFS	MFS	MFS
	Social	Emerging	MFS	Investors	Total	New	MFS
	Balanced	Growth	Research	Trust	Return	Discovery	Utilities
From operations
Net investment income (loss)	$17	$(280)	$(98)	$(362)	$505	$(153)	$9
Net realized gain (loss) on investments	(266)	(2,425)	(2,603)	(1,870)	943	(506)	(100)
Net unrealized appreciation (depreciation) of investments during the period	810	4,692	7,016	6,668	10,965	1,055	2,893
Net increase (decrease) in net assets resulting from operations	561	1,987	4,315	4,436	12,413	396	2,802
From variable annuity contract transactions
Contract owners’ net payments	27	149	185	295	1,035	97	35
Contract maintenance fees	(6)	(17)	(24)	(27)	(49)	(7)	(5)
Surrenders	(721)	(2,265)	(3,525)	(5,279)	(11,460)	(1,372)	(940)
Death benefits	(103)	(191)	(462)	(803)	(1,338)	(35)	(86)
Transfers (to) from other portfolios	(628)	(2,265)	(2,846)	(4,250)	1,897	(1,016)	907
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(1,431)	(4,589)	(6,672)	(10,064)	(9,915)	(2,333)	(89)
Net increase (decrease) in net assets	(870)	(2,602)	(2,357)	(5,628)	2,498	(1,937)	2,713
Net assets, beginning of year	9,379	21,428	35,339	54,084	132,202	12,096	10,270
Net assets, end of year	$8,509	$18,826	$32,982	$48,456	$134,700	$10,159	$12,983

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, Continued
Year Ended December 31, 2004
(In Thousands)

	MFS
	Investors	MFS		MFS	MFS	MFS
	Growth	Emerging	MFS	Investors	Total	New Discovery	MFS
	Stock	Growth SC	Research SC	Trust SC	Return SC	SC	Utilities SC
From operations
Net investment income (loss)	$(170)	$(3)	$(1)	$(7)	$16	$(8)	$(1)
Net realized gain (loss) on investments	(169)	1	0	1	2	2	3
Net unrealized appreciation (depreciation) of investments during the period	1,220	32	28	115	1,601	39	128
Net increase (decrease) in net assets resulting from operations	881	30	27	109	1,619	33	130
From variable annuity contract transactions
Contract owners’ net payments	99	56	70	270	6,300	293	259
Contract maintenance fees	(5)	0	0	0	(3)	0	0
Surrenders	(1,549)	(1)	(8)	(29)	(564)	(23)	(17)
Death benefits	(102)	0	0	(1)	(198)	0	0
Transfers (to) from other portfolios	(334)	132	72	377	9,296	108	417
Net increase (decrease) in net assets resulting from variable annuity policy transactions	(1,891)	187	134	617	14,831	378	659
Net increase (decrease) in net assets	(1,010)	217	161	726	16,450	411	789
Net assets, beginning of year	13,232	107	90	566	6,392	318	157
Net assets, end of year	$12,222	$324	$251	$1,292	$22,842	$729	$946

The accompanying notes are an integral part of these financial statements.

The Protective Variable Annuity Separate Account

Statement of Changes in Net Assets, Continued
Year Ended December 31, 2004
(In Thousands)

	MFS
	Investors	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer	Oppenheimer
	Growth	Money	Aggressive	Capital	Oppenheimer	Strategic	Global
	Stock SC	Fund	Growth	Appreciation	Main Street	Bond	Securities
From operations
Net investment income (loss)	$(14)	$(54)	$(224)	$(586)	$(314)	$3,644	$(16)
Net realized gain (loss) on investments	0	0	(886)	(881)	(942)	(139)	(289)
Net unrealized appreciation (depreciation) of investments during the period	100	0	3,711	4,350	6,011	2,544	4,917
Net increase (decrease) in net assets resulting from operations	86	(54)	2,601	2,883	4,755	6,049	4,612
From variable annuity contract transactions
Contract owners’ net payments	382	1,263	111	397	332	523	199
Contract maintenance fees	0	(8)	(14)	(35)	(35)	(41)	(13)
Surrenders	(51)	(8,303)	(1,710)	(5,455)	(6,793)	(13,040)	(2,408)
Death benefits	(1)	(255)	(148)	(499)	(900)	(1,343)	(299)
Transfers (to) from other portfolios	301	5,260	(1,050)	(3,412)	(3,762)	(5,428)	40
Net increase in net assets resulting from variable annuity policy transactions	631	(2,043)	(2,811)	(9,004)	(11,158)	(19,329)	(2,481)
Net increase in net assets	717	(2,097)	(210)	(6,121)	(6,403)	(13,280)	2,131
Net assets, beginning of year	587	13,878	16,177	61,858	68,569	99,303	28,566
Net assets, end of year	$1,304	$11,781	$15,967	$55,737	$62,166	$86,023	$30,697

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

			Oppenheimer
	Oppenheimer	Oppenheimer	Capital	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	High	Aggressive	Appreciation	Main Street	Strategic	Global	High
	Income	Growth SC	SC	SC	Bond SC	Securities SC	Income SC
From operations
Net investment income (loss)	$ 837	$ (2)	$ (23)	$ (15)	$ 109	$ (9)	$ 64
Net realized gain (loss) on investments	123	1	2	0	2	1	(9)
Net unrealized appreciation (depreciation) of investments during the period	202	32	201	183	210	483	102
Net increase (decrease) in net assets resulting from operations	1,162	31	180	168	321	475	157
From variable annuity contract transactions
Contract owners’ net payments	283	137	1,176	896	1,529	1,800	974
Contract maintenance fees	(5)	0	0	0	(1)	0	(1)
Surrenders	(1,393)	(3)	(57)	(71)	(187)	(46)	(119)
Death benefits	(132)	0	(32)	(25)	(26)	(1)	(21)
Transfers (to) from other portfolios	(143)	40	1,146	765	1,960	1,077	1,226
Net increase in net assets resulting from variable annuity policy transactions	(1,390)	174	2,233	1,565	3,275	2,830	2,059
Net increase (decrease) in net assets	(228)	205	2,413	1,733	3,596	3,305	2,216
Net assets, beginning of year	16,457	70	1,057	1,049	2,035	463	846
Net assets, end of year	$ 16,229	$ 275	$ 3,470	$ 2,782	$ 5,631	$ 3,768	$ 3,062

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

			Van Kampen			Van Kampen	Van Kampen
	Van Eck	Van Eck	Emerging	Van Kampen	Van Kampen	Growth &	Aggressive
	Hard Asset	Real Estate	Growth	Enterprise	Comstock	Income	Growth
From operations
Net investment income (loss)	$ (6)	$ 5	$ (397)	$ (289)	$ (359)	$ (401)	$ (41)
Net realized gain (loss) on investments	13	107	(1,789)	(88)	437	1,797	23
Net unrealized appreciation (depreciation) of investments during the period	90	185	3,780	1,125	23,608	17,823	410
Net increase (decrease) in net assets resulting from operations	97	297	1,594	748	23,686	19,219	392
From variable annuity contract transactions
Contract owners’ net payments	0	5	253	266	1,856	1,302	333
Contract maintenance fees	0	0	(15)	(13)	(54)	(51)	(1)
Surrenders	(5)	(141)	(2,691)	(2,643)	(12,001)	(13,420)	(276)
Death benefits	0	(4)	(243)	(426)	(1,472)	(1,475)	(15)
Transfers (to) from other portfolios	(43)	(311)	(2,295)	(2,326)	10,150	5,727	63
Net increase in net assets resulting from variable annuity policy transactions	(48)	(451)	(4,991)	(5,142)	(1,521)	(7,917)	104
Net increase (decrease) in net assets	49	(154)	(3,397)	(4,394)	22,165	11,302	496
Net assets, beginning of year	492	1,169	33,926	36,836	145,841	153,568	2,970
Net assets, end of year	$ 541	$ 1,015	$ 30,529	$ 32,442	$ 168,006	$ 164,870	$ 3,466

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Van Kampen	Van Kampen	Van Kampen			Van Kampen	Lord Abbett
	UIF Equity	Government	Emerging	Van Kampen	Van Kampen	Growth &	Growth &
	& Income II	Portfolio II	Growth II	Enterprise II	Comstock II	Income II	Income
From operations
Net investment income (loss)	$ (290)	$ 109	$ (32)	$ (30)	$ (138)	$ (91)	$ (252)
Net realized gain (loss) on investments	23	4	4	2	3	1	1,344
Net unrealized appreciation (depreciation) of investments during the period	3,432	38	290	209	4,697	2,668	14,616
Net increase (decrease) in net assets resulting from operations	3,165	151	262	181	4,562	2,578	15,708
From variable annuity contract transactions
Contract owners’ net payments	10,280	1,679	1,248	1,075	15,692	9,252	20,347
Contract maintenance fees	(6)	(1)	(1)	(1)	(5)	(3)	(38)
Surrenders	(1,268)	(386)	(144)	(104)	(676)	(433)	(9,501)
Death benefits	(133)	(8)	(43)	(53)	(232)	(219)	(1,225)
Transfers (to) from other portfolios	17,452	2,491	1,727	1,777	15,972	9,014	33,048
Net increase in net assets resulting from variable annuity policy transactions	26,325	3,775	2,787	2,694	30,751	17,611	42,631
Net increase (decrease) in net assets	29,490	3,926	3,049	2,875	35,313	20,189	58,339
Net assets, beginning of year	12,215	3,650	1,530	1,649	9,138	6,771	105,248
Net assets, end of year	$ 41,705	$ 7,576	$ 4,579	$ 4,524	$ 44,451	$ 26,960	$ 163,587

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Fidelity	Fidelity	Fidelity
	Bond	Mid-Cap	Growth	America’s	Index 500	Growth	Contrafund
	Debenture	Value	Opportunities	Value	Portfolio SC2	Portfolio SC2	Portfolio SC2
From operations
Net investment income (loss)	$ 4,250	$ (672)	$ (52)	$ 204	$ 0	$ 0	$ 0
Net realized gain (loss) on investments	1,256	1,479	1	9	0	0	0
Net unrealized appreciation (depreciation) of investments during the period	729	17,149	710	1,696	0	2	4
Net increase (decrease) in net assets resulting from operations	6,235	17,956	659	1,909	0	2	4
From variable annuity contract transactions
Contract owners’ net payments	11,845	12,487	2,455	6,847	2	27	56
Contract maintenance fees	(25)	(22)	(1)	(2)	0	0	0
Surrenders	(7,405)	(5,425)	(279)	(645)	0	0	0
Death benefits	(863)	(662)	(17)	(182)	0	0	0
Transfers (to) from other portfolios	18,482	21,329	2,683	10,114	0	0	0
Net increase in net assets resulting from variable annuity policy transactions	22,034	27,707	4,841	16,132	2	27	56
Net increase (decrease) in net assets	28,269	45,663	5,500	18,041	2	29	60
Net assets, beginning of year	78,975	62,268	2,049	3,237	0	0	0
Net assets, end of year	$ 107,244	$ 107,931	$ 7,549	$ 21,278	$ 2	$ 29	$ 60

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2004
(In Thousands)

		Fidelity	Fidelity
	Fidelity	Equity	Investment
	Mid Cap SC2	Income SC2	Grade Bonds SC2	Total
From operations
Net investment income (loss)	$0	$0	$0	$1,810
Net realized gain (loss) on investments	0	0	0	(5,973)
Net unrealized appreciation (depreciation) of investments during the period	1	0	0	237,756
Net increase (decrease) in net assets resulting from operations	1	0	0	233,593
From variable annuity contract transactions
Contract owners’ net payments	1	0	37	135,444
Contract maintenance fees	0	0	0	(893)
Surrenders	0	0	0	(202,485)
Death benefits	0	0	0	(23,646)
Transfers (to) from other portfolios	3	5	1	139,569
Net increase in net assets resulting from variable annuity policy transactions	4	5	38	47,989
Net increase (decrease) in net assets	5	5	38	281,582
Net assets, beginning of year	0	0	0	1,929,896
Net assets, end of year	$5	$5	$38	$2,211,478

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

1.   ORGANIZATION

The Protective Variable Annuity Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

At December 31, 2002, the Separate Account was comprised of six proprietary subaccounts, known as Protective Investment Company or PIC accounts, and twenty-six independent subaccounts. The six proprietary subaccounts were the PIC Growth and Income, PIC International Equity, PIC Global Income, PIC Small Cap Value, PIC CORE US Equity, and PIC Capital Growth subaccounts. Funds are transferred to Protective Investment Company (the Fund) in exchange for shares of the corresponding portfolio of the Fund. The twenty-six independent subaccounts were the Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Investors Trust, MFS Total Return, MFS New Discovery, MFS Utilities, MFS Investors Growth Stock, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Money Fund, Oppenheimer Strategic Bond, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Hard Asset, Van Eck Real Estate, Van Kampen Emerging Growth, Van Kampen Enterprise, Van Kampen Comstock, Van Kampen Growth and Income, Van Kampen Aggressive Growth, Lord Abbett Growth and Income, Lord Abbett Bond Debenture, and Lord Abbett Mid-Cap Value.

During the year ended December 31, 2002, the following subaccounts were closed and balances were transferred to other subaccounts in accordance with contract owner instructions: Van Kampen Strategic Stock, Van Kampen Asset Allocation and Goldman Sachs Internet Tollkeeper.

On June 2, 2003, the Separate Account began offering the following twenty-two independent subaccounts with sales beginning on that date: MFS Emerging Growth SC, MFS Research SC, MFS Investors Trust SC, MFS Total Return SC, MFS New Discovery SC, MFS Utilities SC, MFS Investors Growth Stock SC, Oppenheimer Aggressive Growth SC, Oppenheimer Capital Appreciation SC, Oppenheimer Main Street SC, Oppenheimer Strategic Bond SC, Oppenheimer Global Securities SC, Oppenheimer High Income SC, Van Eck UIF Equity & Income II, Van Kampen Government Portfolio II, Van Kampen Emerging Growth II, Van Kampen Enterprise II, Van Kampen Comstock II, Van Kampen Growth & Income II, Lord Abbett Growth Opportunities and Lord Abbett America’s Value.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

1.   ORGANIZATION — (Continued)

On December 9, 2003, shareholders of each of the following funds,  PIC Growth and Income Fund, PIC International Equity Fund, PIC Small Cap Value Fund, PIC CORE U.S. Equity Fund and the PIC Capital Growth Fund (each a “Fund” and together, the “Funds”), approved an Agreement and Plan of Reorganization on behalf of each Fund and Goldman Sachs Variable Insurance Trust (GSVIT) on behalf of each of its acquiring investment portfolios (each, a “GSVIT Fund” and collectively, the “GSVIT Funds”). The Reorganization Agreement provided for the acquisition of substantially all of the assets, and the assumption of substantially all of the liabilities, of each Fund by its corresponding GSVIT Fund in exchange for shares of the GSVIT Fund, followed by the distribution of those shares to the shareholders of the Fund and the subsequent liquidation of the Fund. Such assets and liabilities of each of the following Funds were acquired or assumed by the corresponding GSVIT Fund as noted below:

Funds	GSVIT Funds
PIC Growth and Income Fund	Goldman Sachs Growth and Income Fund
PIC International Equity Fund	Goldman Sachs International Equity Fund
PIC Small Cap Value Fund	Goldman Sachs CORE Small Cap Equity Fund
PIC CORE U.S. Equity Fund	Goldman Sachs CORE U.S. Equity Fund
PIC Capital Growth Fund	Goldman Sachs Capital Growth Fund

Also on December 9, 2003, contract owners of the PIC Global Income Fund approved a plan to liquidate the assets of the PIC Global Income Fund and transfer the liquidation proceeds to the Oppenheimer Strategic Bond subaccount.

On December 19, 2003, the Separate Account began offering the Goldman Sachs Mid Cap Value subaccount with sales beginning on that date.

On September 1, 2004, the Separate Account began offering the Fidelity Index 500 SC2, Fidelity Growth SC2, Fidelity Contrafund SC2, Fidelity MidCap SC2, Fidelity Equity Income SC2 and Fidelity Investment Grade Bonds SC2 subaccounts with sales beginning on that date.

There were no changes to subaccounts during 2005.

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (see Note 5). The Separate Account’s assets are the property of Protective Life.

Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life’s General Account. The assets of Protective Life’s General Account support its insurance and annuity obligations and are subject to Protective Life’s general liabilities from business operations. The Guaranteed Account balance was approximately $221.6 million at December 31, 2005. Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and between the subaccounts and the Guaranteed Account.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

2.   SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation — Investments are made in shares and are valued at the net asset values of the respective portfolios. The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Realized Gains and Losses — Realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions — Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the financial statements of the underlying investment company.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes — The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (parent of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax.

3.   INVESTMENTS

At December 31, 2005, the investments by the respective subaccounts were as follows (in thousands, except share data):

	2005
	Shares	Cost	Market Value
Goldman Sachs Growth & Income	15,100,802	$133,578	$180,757
Goldman Sachs International Equity	7,038,834	73,784	84,818
Goldman Sachs CORE U.S. Equity	10,426,006	96,686	136,893
Goldman Sachs CORE Small Cap Equity	7,056,316	87,817	98,294
Goldman Sachs Capital Growth	9,101,646	77,829	97,206
Goldman Sachs Mid Cap Value Fund	1,438,001	22,524	22,332
Calvert Social Small Cap Growth	105,290	1,347	1,607
Calvert Social Balanced	3,450,786	7,225	6,705
MFS Emerging Growth	792,291	16,876	15,157
MFS Research	1,613,957	28,855	26,485
MFS Investors Trust	1,968,703	37,021	37,976
MFS Total Return	5,890,643	104,791	121,877
MFS New Discovery	507,752	8,072	7,946
MFS Utility	592,449	12,983	14,065
MFS Investors Growth Stock	1,034,289	12,701	10,239
MFS Emerging Growth SC	29,458	482	557
MFS Research SC	24,493	342	400

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

3.   INVESTMENTS — (Continued)

	2005
	Shares	Cost	Market Value
MFS Investors Trust SC	99,801	1,665	1,915
MFS Total Return SC	2,129,024	42,425	43,645
MFS New Discovery SC	69,077	957	1,067
MFS Utility SC	144,720	3,005	3,410
MFS Investors Growth Stock SC	180,216	1,557	1,752
Oppenheimer Money Fund	11,330,143	11,330	11,330
Oppenheimer Aggresive Growth	274,730	15,163	13,569
Oppenheimer Capital Appreciation	1,185,031	45,163	45,647
Oppenheimer Main Street Growth & Income	2,316,743	48,155	50,482
Oppenheimer Strategic Bond	13,773,942	67,021	70,385
Oppenheimer Global Securities	1,014,164	28,781	33,853
Oppenheimer High Income	1,608,230	13,722	13,574
Oppenheimer Aggresive Growth SC	15,800	695	772
Oppenheimer Capital Appreciation SC	137,324	4,760	5,250
Oppenheimer Main Street Growth & Income SC	188,518	3,638	4,078
Oppenheimer Strategic Bond SC	1,929,430	9,819	10,014
Oppenheimer Global Securities SC	392,779	11,195	13,025
Oppenheimer High IncomeSC	568,508	4,736	4,770
Van Eck Worldwide Hard Assets Fund	22,648	250	628
Van Eck Worldwide Real Estate Fund	47,033	462	977
Van Kampen Emerging Growth	909,088	35,935	25,464
Van Kampen Enterprise	1,799,248	32,232	26,269
Van Kampen Comstock	11,596,314	125,248	158,754
Van Kampen Growth & Income	7,773,829	119,527	159,286
Van Kampen Aggressive Growth II	688,492	3,315	3,718
Van Kampen UIF Equity & Income II	5,358,431	65,631	73,357
Van Kampen Government Portfolio II	1,356,774	12,716	12,781
Van Kampen Emerging Growth II	203,463	4,911	5,658
Van Kampen Enterprise II	411,895	5,304	6,014
Van Kampen Comstock II	6,357,695	80,043	86,783
Van Kampen Growth and Income II	2,195,135	39,144	44,912
Lord Abbett Growth & Income	7,106,702	160,763	185,911
Lord Abbett Bond Debenture	10,438,685	120,039	119,940
Lord Abbett Mid-Cap Value	6,612,727	111,902	139,462
Lord Abbett Growth Opportunities	800,712	9,824	10,994
Lord Abbett America’s Value	3,215,299	42,648	44,789
Fidelity Index 500 Portfolio SC2	4,582	628	645
Fidelity Growth Portfolio SC2	3,332	106	111
Fidelity Contrafund Portfolio SC2	34,780	995	1,067
Fidelity Mid Cap SC2	15,291	487	530
Fidelity Equity Income SC2	7,459	179	188
Fidelity Investment Grade Bonds SC2	37,312	466	469
	170,526,822	$2,009,455	$2,300,559

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

3.   INVESTMENTS — (Continued)

During the year ended December 31, 2005, transactions in shares were as follows (in thousands, except share data):

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs CORE US Equity	Goldman Sachs CORE Small Cap	Goldman Sachs Capital Growth	Goldman Sachs Mid-Cap Value	Calvert Social Small Cap Growth
Shares purchased	311,717	333,332	39,779	40,373	27,660	894,839	3,123
Shares received from reinvestment of dividends	249,534	21,452	78,420	625,183	13,457	136,967	0
Total shares acquired	561,251	354,784	118,199	665,556	41,117	1,031,806	3,123
Shares redeemed	(1,775,081)	(1,186,533)	(2,457,419)	(1,144,683)	(2,365,820)	(9,978)	(24,724)
Net increase (decrease) in shares owned	(1,213,830)	(831,749)	(2,339,220)	(479,127)	(2,324,703)	1,021,828	(21,601)
Shares owned, beginning of period	16,314,632	7,870,583	12,765,226	7,535,443	11,426,349	416,173	126,891
Shares owned, end of period	15,100,802	7,038,834	10,426,006	7,056,316	9,101,646	1,438,001	105,290
Cost of shares acquired	$21,704	$11,313	$6,778	$15,292	$5,079	$18,032	$60
Cost of shares redeemed	$(30,021)	$(21,837)	$(30,491)	$(21,274)	$(27,688)	$(1,683)	$(313)

	Calvert	MFS		MFS	MFS	MFS
	Social	Emerging	MFS	Investors	Total	New	MFS
	Balanced	Growth	Research	Trust	Return	Discovery	Utilities
Shares purchased	69,317	9,241	1,057	2,011	107,267	53,414	108,886
Shares received from reinvestment of dividends	60,679	0	9,751	14,198	394,214	0	3,857
Total shares acquired	129,996	9,241	10,808	16,209	501,481	53,414	112,743
Shares redeemed	(1,224,501)	(291,477)	(552,520)	(727,610)	(896,430)	(228,841)	(155,157)
Net increase (decrease) in shares owned	(1,094,505)	(282,236)	(541,712)	(711,401)	(394,949)	(175,427)	(42,414)
Shares owned, beginning of period	4,545,291	1,074,527	2,155,669	2,680,104	6,285,592	683,179	634,863
Shares owned, end of period	3,450,786	792,291	1,613,957	1,968,703	5,890,643	507,752	592,449
Cost of shares acquired	$267	$365	$382	$523	$12,457	$994	$3,282
Cost of shares redeemed	$(2,546)	$(6,055)	$(10,073)	$(14,260)	$(19,708)	$(4,166)	$(3,960)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

3.   INVESTMENTS — (Continued)

	MFS
	Investors	MFS		MFS	MFS	MFS
	Growth	Emerging	MFS	Investors	Total	New	MFS
	Stock	Growth SC	Research SC	Trust SC	Return SC	Discovery SC	Utilities SC
Shares purchased	19,093	13,160	8,625	35,973	991,789	37,227	129,667
Shares received from reinvestment of dividends	4,384	0	64	251	86,811	0	328
Total shares acquired	23,477	13,160	8,689	36,224	1,078,600	37,227	129,995
Shares redeemed	(274,324)	(2,358)	(682)	(8,219)	(24,502)	(17,728)	(31,845)
Net increase (decrease) in shares owned	(250,847)	10,802	8,007	28,005	1,054,098	19,499	98,150
Shares owned, beginning of period	1,285,136	18,656	16,486	71,796	1,074,926	49,578	46,570
Shares owned, end of period	1,034,289	29,458	24,493	99,801	2,129,024	69,077	144,720
Cost of shares acquired	$366	$239	$138	$695	$24,213	$561	$3,141
Cost of shares redeemed	$(2,723)	$(46)	$(13)	$(170)	$(2,696)	$(278)	$(941)

	Investors	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Growth	Money	Aggressive	Capital	Main	Strategic	Global
	Stock SS	Fund	Growth	Appreciation	Street	Bond	Securities
Shares purchased	52,616	15,262,908	10,191	1,855	10,333	301,026	93,373
Shares received from reinvestment of dividends	242	312,413	0	13,170	38,173	745,878	10,944
Total shares acquired	52,858	15,575,321	10,191	15,025	48,506	1,046,904	104,317
Shares redeemed	(12,281)	(16,025,897)	(98,598)	(336,813)	(714,791)	(3,784,021)	(130,366)
Net increase in shares owned	40,577	(450,576)	(88,407)	(321,788)	(666,285)	(2,737,117)	(26,049)
Shares owned, beginning of period	139,639	11,780,719	363,137	1,506,819	2,983,028	16,511,059	1,040,213
Shares owned, end of period	180,216	11,330,143	274,730	1,185,031	2,316,743	13,773,942	1,014,164
Cost of shares acquired	$518	$15,575	$754	$1,288	$1,426	$6,674	$4,694
Cost of shares redeemed	$(141)	$(16,026)	$(5,098)	$(13,145)	$(15,629)	$(20,413)	$(5,463)

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2005

3.   INVESTMENTS — (Continued)

	Oppenheimer	Oppenheimer	Capital	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	High	Aggressive	Appreciation	Main Street	Strategic	Global	High
	Income	Growth SC	SC	SC	Bond SC	Securities SC	Income SC
Shares purchased	120,532	10,563	49,563	61,665	1,002,456	266,129	268,841
Shares received from reinvestment of dividends	114,913	0	784	1,743	54,527	1,410	24,444
Total shares acquired	235,445	10,563	50,347	63,408	1,056,983	267,539	293,285
Shares redeemed	(471,364)	(1,056)	(7,489)	(9,289)	(192,103)	(3,232)	(74,346)
Net (decrease) increase in shares owned	(235,919)	9,507	42,858	54,119	864,880	264,307	218,939
Shares owned, beginning of period	1,844,149	6,293	94,466	134,399	1,064,550	128,472	349,569
Shares owned, end of period	1,608,230	15,800	137,324	188,518	1,929,430	392,779	568,508
Cost of shares acquired	$2,245	$506	$2,115	$1,415	$6,100	$8,658	$2,724
Cost of shares redeemed	$(4,151)	$(52)	$(547)	$(297)	$(1,640)	$(700)	$(910)

	Van Eck	Van Eck	Van Kampen			Van Kampen	Van Kampen
	WW Hard	WW Real	Emerging	Van Kampen	Van Kampen	Growth &	Aggressive
	Asset	Estate	Growth	Enterprise	Comstock	Income	Growth
Shares purchased	3	0	8,758	9,136	161,362	50,034	129,703
Shares received from reinvestment of dividends	111	1,885	2,925	16,805	563,658	308,629	0
Total shares acquired	114	1,885	11,683	25,941	725,020	358,663	129,703
Shares redeemed	(6,907)	(12,021)	(275,875)	(612,133)	(1,365,114)	(1,118,456)	(154,463)
Net (decrease) increase in shares owned	(6,793)	(10,136)	(264,192)	(586,192)	(640,094)	(759,793)	(24,760)
Shares owned, beginning of period	29,441	57,169	1,173,280	2,385,440	12,236,408	8,533,622	713,252
Shares owned, end of period	22,648	47,033	909,088	1,799,248	11,596,314	7,773,829	688,492
Cost of shares acquired	$2	$31	$657	$700	$13,258	$9,367	$804
Cost of shares redeemed	$(79)	$(141)	$(9,275)	$(9,153)	$(19,506)	$(21,325)	$(853)

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2005

3.   INVESTMENTS — (Continued)

	Van Kampen	Van Kampen	Van Kampen			Van Kampen	Lord Abbett
	UIF Equity	Government	Emerging	Van Kampen	Van Kampen	Growth &	Growth &
	& Income II	Portfolio II	Growth II	Enterprise II	Comstock II	Income II	Income
Shares purchased	2,094,453	788,444	43,673	116,660	2,959,256	762,317	775,201
Shares received from reinvestment of dividends	76,294	34,884	24	1,777	168,699	53,955	481,405
Total shares acquired	2,170,747	823,328	43,697	118,437	3,127,955	816,272	1,256,606
Shares redeemed	(27,791)	(265,719)	(17,454)	(39,214)	(17,247)	(18,733)	(168,547)
Net (decrease) increase in shares owned	2,142,956	557,609	26,243	79,223	3,110,708	797,539	1,088,059
Shares owned, beginning of period	3,215,475	799,165	177,220	332,672	3,246,987	1,397,596	6,018,643
Shares owned, end of period	5,358,431	1,356,774	203,463	411,895	6,357,695	2,195,135	7,106,702
Cost of shares acquired	$31,968	$8,868	$1,354	$1,920	$44,131	$17,620	$45,681
Cost of shares redeemed	$(3,847)	$(3,663)	$(668)	$(823)	$(3,103)	$(2,185)	$(16,316)

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2005

3.   INVESTMENTS — (Continued)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Fidelity	Fidelity	Fidelity
	Bond	Mid-Cap	Growth	America’s	Index 500	Growth	Contrafund
	Debenture	Value	Opportunities	Value	Portfolio SC2	Portfolio SC2	Portfolio SC2
Shares purchased	1,321,613	1,119,286	309,840	1,605,202	4,618	2,435	34,540
Shares received from reinvestment of dividends	614,322	413,259	10,573	94,079	0	3	5
Total shares acquired	1,935,935	1,532,545	320,413	1,699,281	4,618	2,438	34,545
Shares redeemed	(397,168)	(111,314)	(87,284)	(22,511)	(53)	(18)	(2,046)
Net (decrease) increase in shares owned	1,538,767	1,421,231	233,129	1,676,770	4,565	2,420	32,499
Shares owned, beginning of period	8,899,918	5,191,496	567,583	1,538,529	17	912	2,281
Shares owned, end of period	10,438,685	6,612,727	800,712	3,215,299	4,582	3,332	34,780
Cost of shares acquired	$33,919	$41,927	$5,005	$25,853	$633	$80	$1,010
Cost of shares redeemed	$(15,775)	$(11,711)	$(1,907)	$(2,582)	$(7)	$(1)	$(72)

			Fidelity
	Fidelity	Fidelity	Investment
	MidCap	Equity	Grade
	SC2	Income SC2	Bonds SC2	Total
Shares purchased	16,167	7,402	35,036	33,104,740
Shares received from reinvestment of dividends	4	13	177	5,861,677
Total shares acquired	16,171	7,415	35,213	38,966,417
Shares redeemed	(1,060)	(159)	(819)	(39,984,184)
Net (decrease) increase in shares owned	15,111	7,256	34,394	(1,017,767)
Shares owned, beginning of period	180	203	2,918	171,544,589
Shares owned, end of period	15,291	7,459	37,312	170,526,822
Cost of shares acquired	$520	$179	$438	$466,498
Cost of shares redeemed	$(38)	$(4)	$(10)	$(408,198)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

4.   FINANCIAL HIGHLIGHTS

	As of December 31, 2005				For the Year Ended December 31, 2005
		Unit Fair	Unit Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000’s)	Lowest	Highest	(000’s)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,845	$11.25	$21.96	$180,757	1.62%	0.70%	1.80%	2.75%	4.00%
Goldman Sachs International Equity	5,029	$10.87	$18.49	$84,818	0.31%	0.70%	1.80%	6.28%	7.57%
Goldman Sachs CORE U.S. Equity	5,606	$10.43	$27.93	$136,893	0.73%	0.70%	1.80%	1.40%	2.63%
Goldman Sachs CORE Small Cap Equity	3,679	$12.02	$29.07	$98,294	0.23%	0.70%	1.80%	-0.51%	0.70%
Goldman Sachs Capital Growth	5,407	$9.38	$21.56	$97,206	0.14%	0.70%	1.80%	1.92%	3.16%
Goldman Sachs Mid Cap Value Fund	1,581	$13.66	$14.44	$22,332	0.85%	0.70%	1.80%	7.23%	8.43%
Calvert Social Small Cap Growth	114	$13.75	$14.68	$1,607	0.00%	0.70%	1.80%	-10.79%	-9.80%
Calvert Social Balanced	485	$11.11	$14.16	$6,705	1.64%	0.70%	1.80%	3.76%	4.91%
MFS Emerging Growth	1,138	$8.44	$13.81	$15,157	0.00%	0.70%	1.80%	3.36%	4.51%
MFS Research	2,055	$9.81	$13.23	$26,485	0.49%	0.70%	1.80%	10.31%	11.54%
MFS Investors Trust	3,051	$9.62	$12.99	$37,976	0.58%	0.70%	1.80%	0.98%	2.10%
MFS Total Return	7,579	$13.88	$17.01	$121,877	2.05%	0.70%	1.80%	3.22%	4.37%
MFS New Discovery	453	$13.64	$18.10	$7,946	0.00%	0.70%	1.80%	14.75%	16.02%
MFS Utility	870	$14.87	$16.51	$14,065	0.59%	0.70%	1.80%	12.26%	13.51%
MFS Investors Growth Stock	1,636	$6.11	$6.50	$10,239	0.36%	0.70%	1.80%	5.87%	7.05%
MFS Emerging Growth SC	54	$8.38	$13.72	$557	0.00%	0.70%	1.80%	3.15%	4.40%
MFS Research SC	33	$9.74	$13.14	$400	0.28%	0.70%	1.80%	9.98%	11.32%
MFS Investors Trust SC	169	$9.56	$12.91	$1,915	0.29%	0.70%	1.80%	0.76%	1.98%
MFS Total Return SC	3,202	$11.25	$16.90	$43,645	1.61%	0.70%	1.80%	2.98%	4.24%
MFS New Discovery SC	71	$11.02	$17.98	$1,067	0.00%	0.70%	1.80%	14.48%	15.87%
MFS Utility SC	224	$14.68	$16.39	$3,410	0.33%	0.70%	1.80%	12.02%	13.38%
MFS Investors Growth Stock SC	262	$6.07	$11.50	$1,752	0.14%	0.70%	1.80%	5.64%	6.93%
Oppenheimer Money Fund	8,753	$1.11	$10.26	$11,330	2.79%	0.70%	1.80%	2.50%	3.64%
Oppenheimer Aggresive Growth	915	$10.20	$15.19	$13,569	0.00%	0.70%	1.80%	0.48%	1.60%
Oppenheimer Capital Appreciation	2,950	$11.19	$16.68	$45,647	0.98%	0.70%	1.80%	4.08%	5.24%
Oppenheimer Main Street Growth & Income	3,960	$9.97	$13.29	$50,482	1.43%	0.70%	1.80%	18.84%	20.16%
Oppenheimer Strategic Bond	4,734	$14.53	$15.05	$70,385	4.76%	0.70%	1.80%	2.24%	3.49%
Oppenheimer Global Securities	1,563	$17.89	$22.88	$33,853	1.03%	0.70%	1.80%	0.99%	2.21%
Oppenheimer High Income	1,042	$12.53	$13.27	$13,574	6.51%	0.70%	1.80%	0.64%	1.87%
Oppenheimer Aggresive Growth SC	62	$10.13	$15.09	$772	0.00%	0.70%	1.80%	0.18%	1.40%
Oppenheimer Capital Appreciation SC	421	$11.12	$16.58	$5,250	0.65%	0.70%	1.80%	3.85%	5.11%
Oppenheimer Main Street Growth & Income SC	338	$9.92	$13.22	$4,078	1.04%	0.70%	1.80%	9.12%	10.45%
Oppenheimer Strategic Bond SC	753	$10.87	$14.94	$10,014	3.59%	0.70%	1.80%	6.00%	7.18%
Oppenheimer Global Securities SC	807	$13.28	$22.76	$13,025	0.55%	0.70%	1.80%	0.83%	1.95%
Oppenheimer High IncomeSC	391	$10.86	$13.17	$4,770	5.07%	0.70%	1.80%	48.96%	50.61%
Van Eck Worldwide Hard Assets Fund	23	$25.59	$27.79	$628	0.36%	0.70%	1.80%	5.71%	6.99%
Van Eck Worldwide Real Estate Fund	40	$23.40	$24.64	$977	2.24%	0.70%	1.80%	6.21%	7.40%
Van Kampen Emerging Growth	5,458	$4.53	$4.82	$25,464	0.28%	0.70%	1.80%	7.75%	9.06%
Van Kampen Enterprise	4,520	$5.64	$6.00	$26,269	0.78%	0.70%	1.80%	2.07%	3.31%
Van Kampen Comstock	10,226	$15.05	$16.01	$158,754	1.22%	0.70%	1.80%	1.42%	2.66%
Van Kampen Growth & Income	11,743	$13.16	$13.99	$159,286	1.13%	0.70%	1.80%	4.17%	5.43%
Van Kampen Aggressive Growth II	677	$5.13	$12.81	$3,718	0.00%	0.70%	1.80%	5.94%	7.23%
Van Kampen UIF Equity & Income II	5,675	$11.81	$13.42	$73,357	0.66%	0.70%	1.80%	10.80%	12.15%
Van Kampen Government Portfolio II	1,224	$10.22	$10.75	$12,781	2.96%	0.70%	1.80%	4.60%	5.87%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

4.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2005				For the Year Ended December 31, 2005
		Unit	Unit
		Fair	Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000’s)	Lowest	Highest	(000’s)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Van Kampen Emerging Growth II	1,043	$4.50	$11.69	$5,658	0.01%	0.70%	1.80%	5.46%	6.74%
Van Kampen Enterprise II	907	$5.60	$11.54	$6,014	0.44%	0.70%	1.80%	11.67%	13.02%
Van Kampen Comstock II	6,119	$11.90	$15.90	$86,783	0.76%	0.70%	1.80%	8.02%	9.22%
Van Kampen Growth and Income II	3,380	$12.40	$13.89	$44,912	0.73%	0.70%	1.80%	1.10%	2.33%
Lord Abbett Growth & Income	15,605	$11.54	$12.15	$185,911	1.02%	0.70%	1.80%	2.36%	3.60%
Lord Abbett Bond Debenture	9,531	$10.66	$13.09	$119,940	5.04%	0.70%	1.80%	2.62%	3.76%
Lord Abbett Mid-Cap Value	10,297	$12.85	$13.86	$139,462	0.48%	0.70%	1.80%	5.11%	6.38%
Lord Abbett Growth Opportunities	862	$11.53	$13.37	$10,994	0.00%	0.70%	1.80%	5.39%	6.56%
Lord Abbett America’s Value	3,358	$11.83	$14.19	$44,789	2.72%	0.70%	1.80%	6.97%	8.27%
Fidelity Index 500 Portfolio SC2	56	$11.33	$11.72	$645	0.03%	0.70%	1.80%	2.99%	3.46%
Fidelity Growth Portfolio SC2	10	$10.95	$11.37	$111	0.16%	0.70%	1.80%	3.93%	4.40%
Fidelity Contrafund Portfolio SC2	82	$13.04	$13.44	$1,067	0.03%	0.70%	1.80%	14.90%	15.43%
Fidelity Mid Cap SC2	36	$14.10	$14.72	$530	0.00%	0.70%	1.80%	16.25%	16.78%
Fidelity Equity Income SC2	16	$11.42	$12.12	$188	0.12%	0.70%	1.80%	3.99%	4.47%
Fidelity Investment Grade Bonds SC2	44	$10.21	$10.61	$469	0.68%	0.70%	1.80%	0.37%	0.83%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

4.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2004				For the Year Ended December 31, 2004
		Unit Fair	Unit Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000’s)	Lowest	Highest	(000’s)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,969	$ 10.95	$ 21.40	$ 191,044	1.52%	0.70%	1.80%	10.95%	17.97%
Goldman Sachs International Equity	5,334	$ 9.67	$ 16.47	$ 83,664	1.12%	0.70%	1.80%	11.44%	18.76%
Goldman Sachs CORE U.S. Equity	6,488	$ 9.90	$ 26.55	$ 158,544	1.05%	0.70%	1.80%	11.78%	14.14%
Goldman Sachs CORE Small Cap Equity	4,089	$ 11.52	$ 27.75	$ 108,510	0.18%	0.70%	1.80%	14.33%	20.22%
Goldman Sachs Capital Growth	6,356	$ 9.21	$ 21.21	$ 118,720	0.67%	0.70%	1.80%	7.13%	9.06%
Goldman Sachs Mid Cap Value Fund	5,334	$ 9.67	$ 12.88	$ 6,359	1.39%	0.70%	1.80%	16.21%	25.01%
Calvert Social Small Cap Growth	135	$ 15.41	$ 16.27	$ 2,132	0.00%	0.70%	1.80%	8.47%	9.68%
Calvert Social Balanced	639	$ 10.63	$ 13.57	$ 8,509	1.57%	0.70%	1.80%	6.31%	7.50%
MFS Emerging Growth	1,515	$ 7.81	$ 12.81	$ 18,826	0.00%	0.70%	1.80%	10.93%	12.17%
MFS Research	2,717	$ 9.20	$ 12.43	$ 32,982	1.10%	0.70%	1.80%	13.77%	15.04%
MFS Investors Trust	4,113	$ 9.06	$ 12.26	$ 48,456	0.65%	0.70%	1.80%	9.35%	10.58%
MFS Total Return	8,481	$ 13.64	$ 16.75	$ 134,700	1.68%	0.70%	1.80%	9.32%	10.54%
MFS New Discovery	601	$ 13.10	$ 17.41	$ 10,159	0.00%	0.70%	1.80%	4.60%	5.77%
MFS Utility	924	$ 12.86	$ 14.31	$ 12,983	1.45%	0.70%	1.80%	27.86%	29.29%
MFS Investors Growth Stock	2,013	$ 5.96	$ 6.27	$ 12,222	0.00%	0.70%	1.80%	7.22%	8.42%
MFS Emerging Growth SC	34	$ 7.78	$ 12.76	$ 324	0.00%	0.70%	1.80%	10.69%	17.09%
MFS Research SC	23	$ 9.16	$ 12.37	$ 251	0.75%	0.70%	1.80%	13.49%	14.76%
MFS Investors Trust SC	121	$ 9.03	$ 12.21	$ 1,292	0.39%	0.70%	1.80%	9.13%	12.92%
MFS Total Return SC	1,593	$ 11.08	$ 16.68	$ 22,842	1.24%	0.70%	1.80%	7.89%	11.17%
MFS New Discovery SC	43	$ 10.67	$ 17.33	$ 729	0.00%	0.70%	1.80%	4.30%	19.85%
MFS Utility SC	70	$ 12.72	$ 14.24	$ 946	1.00%	0.70%	1.80%	19.50%	28.94%
MFS Investors Growth Stock SC	213	$ 5.93	$ 11.15	$ 1,304	0.00%	0.70%	1.80%	7.03%	11.77%
Oppenheimer Money Fund	9,244	$ 1.10	$ 10.03	$ 11,781	0.99%	0.70%	1.80%	-0.83%	0.35%
Oppenheimer Aggresive Growth	1,188	$ 9.18	$ 13.69	$ 15,967	0.00%	0.70%	1.80%	17.62%	18.94%
Oppenheimer Capital Appreciation	3,719	$ 10.76	$ 16.07	$ 55,737	0.33%	0.70%	1.80%	5.01%	6.19%
Oppenheimer Main Street Growth & Income	5,087	$ 9.51	$ 12.70	$ 62,166	0.88%	0.70%	1.80%	7.49%	8.69%
Oppenheimer Strategic Bond	5,860	$ 14.41	$ 14.80	$ 86,023	5.39%	0.70%	1.80%	6.72%	7.91%
Oppenheimer Global Securities	1,590	$ 15.82	$ 20.27	$ 30,697	1.29%	0.70%	1.80%	17.02%	18.33%
Oppenheimer High Income	1,257	$ 12.38	$ 13.13	$ 16,229	6.50%	0.70%	1.80%	7.01%	8.20%
Oppenheimer Aggresive Growth SC	23	$ 9.15	$ 13.64	$ 275	0.00%	0.70%	1.80%	14.12%	18.60%
Oppenheimer Capital Appreciation SC	277	$ 10.72	$ 16.01	$ 3,470	0.17%	0.70%	1.80%	4.70%	8.80%
Oppenheimer Main Street Growth & Income SC	234	$ 9.49	$ 12.66	$ 2,782	0.54%	0.70%	1.80%	7.18%	9.74%
Oppenheimer Strategic Bond SC	397	$ 10.79	$ 14.71	$ 5,631	3.97%	0.70%	1.80%	5.76%	9.10%
Oppenheimer Global Securities SC	233	$ 11.76	$ 20.21	$ 3,768	0.63%	0.70%	1.80%	16.74%	20.47%
Oppenheimer High IncomeSC	244	$ 10.78	$ 13.07	$ 3,062	4.51%	0.70%	1.80%	4.55%	8.13%
Van Eck Worldwide Hard Assets Fund	30	$ 17.06	$ 18.55	$ 541	0.40%	0.70%	1.80%	21.75%	23.11%
Van Eck Worldwide Real Estate Fund	50	$ 19.55	$ 20.62	$ 1,015	1.83%	0.70%	1.80%	33.76%	35.26%
Van Kampen Emerging Growth	6,973	$ 4.27	$ 4.49	$ 30,529	0.00%	0.70%	1.80%	5.11%	6.29%
Van Kampen Enterprise	5,963	$ 5.31	$ 5.58	$ 32,442	0.40%	0.70%	1.80%	2.18%	3.32%
Van Kampen Comstock	11,156	$ 14.69	$ 15.45	$ 168,006	1.01%	0.70%	1.80%	15.64%	16.93%
Van Kampen Growth & Income	13,207	$ 11.42	$ 12.81	$ 164,870	0.99%	0.70%	1.80%	12.32%	13.58%
Van Kampen Aggressive Growth II	709	$ 4.70	$ 11.64	$ 3,466	0.00%	0.70%	1.80%	12.78%	15.76%
Van Kampen UIF Equity & Income II	3,382	$ 11.11	$ 12.58	$ 41,705	0.00%	0.70%	1.80%	9.43%	11.46%
Van Kampen Government Portfolio II	743	$ 10.08	$ 10.47	$ 7,576	3.37%	0.70%	1.80%	1.16%	4.69%
Van Kampen Emerging Growth II	947	$ 4.26	$ 10.92	$ 4,579	0.00%	0.70%	1.80%	4.86%	12.20%
Van Kampen Enterprise II	772	$ 5.29	$ 10.76	$ 4,524	0.10%	0.70%	1.80%	1.93%	10.53%
Van Kampen Comstock II	3,083	$ 11.55	$ 15.38	$ 44,451	0.48%	0.70%	1.80%	12.46%	16.61%
Van Kampen Growth and Income II	2,179	$ 11.42	$ 12.75	$ 26,960	0.49%	0.70%	1.80%	12.07%	14.51%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

4.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2004				For the Year Ended December 31, 2004
		Unit Fair	Unit Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000’s)	Lowest	Highest	(000’s)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Lord Abbett Growth & Income	13,991	$ 11.30	$ 11.85	$ 163,587	0.99%	0.70%	1.80%	10.63%	13.32%
Lord Abbett Bond Debenture	8,430	$ 10.70	$ 13.01	$ 107,244	5.75%	0.70%	1.80%	5.55%	8.74%
Lord Abbett Mid-Cap Value	8,488	$ 12.00	$ 12.90	$ 107,931	0.35%	0.70%	1.80%	16.33%	23.18%
Lord Abbett Growth Opportunities	603	$ 11.21	$ 12.87	$ 7,549	0.00%	0.70%	1.80%	9.23%	16.59%
Lord Abbett America’s Value	1,597	$ 11.52	$ 13.77	$ 21,278	3.19%	0.70%	1.80%	11.43%	26.07%
Fidelity Index 500 Portfolio SC2	0	$ 10.97	$ 11.38	$ 2	0.00%	0.70%	1.80%	8.69%	10.50	%(a)
Fidelity Growth Portfolio SC2	3	$ 10.54	$ 10.92	$ 29	0.00%	0.70%	1.80%	1.58%	9.15	%(a)
Fidelity Contrafund Portfolio SC2	5	$ 11.31	$ 11.70	$ 60	0.00%	0.70%	1.80%	13.14%	13.43	%(a)
Fidelity Mid Cap SC2	0	$ 12.10	$ 12.61	$ 5	0.00%	0.70%	1.80%	20.98%	26.07	%(a)
Fidelity Equity Income SC2	0	$ 10.96	$ 11.65	$ 5	0.00%	0.70%	1.80%	9.56%	11.74	%(a)
Fidelity Investment Grade Bonds SC2	4	$ 10.15	$ 10.52	$ 38	0.00%	0.70%	1.80%	1.50%	5.19	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Start date September 1, 2004

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2005

4.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2003				For the Year Ended December 31, 2003
		Unit Fair	Unit Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000’s)	Lowest	Highest	(000’s)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
PIC Global Income	0	$12.09	$16.73	$0	6.63%	0.70%	1.80%	1.24%	2.37%
Goldman Sachs Growth & Income	10,294	$9.32	$18.24	$175,645	3.50%	0.70%	1.80%	22.65%	24.02%
Goldman Sachs International Equity	5,804	$8.61	$14.70	$83,232	5.29%	0.70%	1.80%	32.57%	34.05%
Goldman Sachs CORE US Equity	7,544	$8.71	$23.39	$166,281	1.51%	0.70%	1.80%	28.10%	29.53%
Goldman Sachs Small Cap Value	4,481	$10.07	$24.14	$105,882	1.38%	0.70%	1.80%	39.13%	40.68%
Goldman Sachs Capital Growth	7,126	$8.54	$19.69	$128,404	1.07%	0.70%	1.80%	22.37%	23.73%
Goldman Sachs Mid-Cap Value	3	$10.30	$10.31	$28	0.00%	0.70%	1.80%	1.24%	1.27	%(b)
Calvert Social Small Cap Growth	160	$14.21	$14.84	$2,317	1.45%	0.70%	1.80%	37.07%	38.60%
Calvert Social Balanced	751	$9.93	$12.69	$9,379	1.83%	0.70%	1.80%	17.18%	18.49%
MFS Emerging Growth	1,912	$6.99	$11.48	$21,428	0.00%	0.70%	1.80%	27.89%	29.32%
MFS Research	3,317	$8.03	$10.86	$35,339	0.68%	0.70%	1.80%	22.47%	23.83%
MFS Investors Trust	5,032	$8.23	$11.15	$54,084	0.68%	0.70%	1.80%	19.95%	21.29%
MFS Total Return	9,137	$12.39	$15.24	$132,202	1.67%	0.70%	1.80%	14.23%	15.51%
MFS New Discovery	753	$12.44	$16.55	$12,096	0.00%	0.70%	1.80%	31.32%	32.78%
MFS Utilities	938	$9.99	$11.13	$10,270	2.27%	0.70%	1.80%	33.45%	34.95%
MFS Investors Growth Stock	2,347	$5.55	$5.78	$13,232	0.00%	0.70%	1.80%	20.81%	22.16%
MFS Emerging Growth SC	11	$6.98	$11.46	$107	0.00%	0.70%	1.80%	11.96%	12.69	%(a)
MFS Research SS	9	$8.01	$10.81	$90	0.00%	0.70%	1.80%	11.26%	11.97	%(a)
MFS Investors Trust SC	54	$8.22	$11.13	$566	0.00%	0.70%	1.80%	10.89%	11.61	%(a)
MFS Total Return SC	466	$10.32	$15.21	$6,392	0.00%	0.70%	1.80%	6.93%	7.62	%(a)
MFS New Discovery SC	19	$10.22	$16.53	$318	0.00%	0.70%	1.80%	18.87%	19.64	%(a)
MFS Utilities SC	15	$9.97	$11.11	$157	0.00%	0.70%	1.80%	12.66%	13.38	%(a)
MFS Investors Growth Stock SC	105	$5.54	$10.33	$587	0.00%	0.70%	1.80%	8.31%	9.01	%(a)
Oppenheimer Money Fund	10,870	$1.10	$10.00	$13,878	0.79%	0.70%	1.80%	-1.02%	0.09%
Oppenheimer Aggressive Growth	1,423	$7.75	$11.58	$16,177	0.00%	0.70%	1.80%	23.34%	24.71%
Oppenheimer Capital Appreciation	4,340	$10.17	$15.22	$61,858	0.38%	0.70%	1.80%	28.59%	30.03%
Oppenheimer Main Street	6,053	$8.79	$11.75	$68,569	0.98%	0.70%	1.80%	24.44%	25.83%
Oppenheimer Strategic Bond	7,251	$13.50	$13.79	$99,303	6.01%	0.70%	1.80%	15.95%	17.25%
Oppenheimer Global Securities	1,738	$13.43	$17.22	$28,566	0.76%	0.70%	1.80%	40.45%	42.02%
Oppenheimer High Income	1,371	$11.49	$12.20	$16,457	6.16%	0.70%	1.80%	21.73%	23.09%
Oppenheimer Aggressive Growth SC	6	$7.75	$11.57	$70	0.00%	0.70%	1.80%	11.60%	12.32	%(a)
Oppenheimer Capital Appreciation SC	86	$10.17	$15.21	$1,057	0.00%	0.70%	1.80%	15.36%	16.11	%(a)
Oppenheimer Main Street	95	$8.79	$11.75	$1,049	0.00%	0.70%	1.80%	13.73%	14.46	%(a)
Oppenheimer Strategic Bond SC	150	$10.13	$13.74	$2,035	0.00%	0.70%	1.80%	6.43%	7.11	%(a)
Oppenheimer Global Securities SC	30	$10.51	$17.22	$463	0.00%	0.70%	1.80%	28.38%	29.21	%(a)
Oppenheimer High Income SC	71	$10.13	$12.17	$846	0.00%	0.70%	1.80%	9.56%	10.26	%(a)
Van Eck Hard Asset	33	$13.91	$15.16	$492	0.50%	0.70%	1.80%	42.47%	44.06%
Van Eck Real Estate	77	$14.51	$15.33	$1,169	2.19%	0.70%	1.80%	32.08%	33.56%
Van Kampen Emerging Growth	8,194	$4.06	$4.23	$33,926	0.00%	0.70%	1.80%	25.06%	26.45%
Van Kampen Enterprise	6,958	$5.20	$5.41	$36,836	0.49%	0.70%	1.80%	23.62%	25.00%
Van Kampen Comstock	11,263	$12.70	$13.21	$145,841	0.95%	0.70%	1.80%	28.64%	30.08%
Van Kampen Growth and Income	13,897	$10.84	$11.28	$153,568	0.89%	0.70%	1.80%	25.73%	27.13%
Van Kampen Aggressive Growth	702	$4.17	$10.23	$2,970	0.00%	0.70%	1.80%	36.20%	37.72%
Van Kampen UIF Equity & Income II	1,078	$10.38	$11.36	$12,215	1.16%	0.70%	1.80%	9.86%	10.56	%(a)

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2005

4.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2003				For the Year Ended December 31, 2003
		Unit Fair	Unit Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000’s)	Lowest	Highest	(000’s)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Van Kampen Government Portfolio II	368	$9.87	$10.01	$3,650	0.00%	0.70%	1.80%	-1.87%	-1.23	%(a)
Van Kampen Emerging Growth II	367	$4.06	$10.25	$1,530	0.00%	0.70%	1.80%	11.28%	12.00	%(a)
Van Kampen Enterprise II	310	$5.19	$10.36	$1,649	0.00%	0.70%	1.80%	13.10%	13.82	%(a)
Van Kampen Comstock II	703	$10.53	$13.19	$9,138	0.00%	0.70%	1.80%	15.24%	15.98	%(a)
Van Kampen Growth & Income II	612	$10.53	$11.25	$6,771	0.00%	0.70%	1.80%	14.96%	15.70	%(a)
Lord Abbett Growth & Income	10,017	$10.40	$10.60	$105,248	0.96%	0.70%	1.80%	28.66%	30.10%
Lord Abbett Bond Debenture	6,553	$10.09	$12.15	$78,975	6.06%	0.70%	1.80%	15.89%	17.18%
Lord Abbett Mid-Cap Value	5,998	$10.27	$10.47	$62,268	0.76%	0.70%	1.80%	22.51%	23.88%
Lord Abbett Growth Opportunities	176	$10.25	$11.65	$2,049	0.00%	0.70%	1.80%	14.13%	14.87	%(a)
Lord Abbett America’s Value	273	$10.43	$11.91	$3,237	3.22%	0.70%	1.80%	15.88%	16.63	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Start date June 2, 2003

(b) Start date December 19, 2003

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

4.   FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2002				For the Year Ended December 31, 2002
		Unit	Unit
		Fair	Fair	Net	Investment	Expense	Expense	Total	Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return	Return
	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
PIC Growth and Income	10,226	$7.54	$14.79	$147,067	0.78%	0.70%	1.80%	-12.89%	-11.92%
PIC International Equity	6,518	$6.45	$11.02	$70,867	1.23%	0.70%	1.80%	-19.88%	-18.98%
PIC Global Income	3,330	$11.86	$16.43	$53,744	6.50%	0.70%	1.80%	4.45%	5.62%
PIC Small Cap Value	4,654	$13.75	$17.26	$79,424	1.07%	0.70%	1.80%	-8.33%	-7.30%
PIC CORE U.S. Equity	8,549	$6.75	$18.16	$149,357	0.66%	0.70%	1.80%	-23.99%	-23.14%
PIC Capital Growth	7,288	$6.93	$16.00	$111,630	0.39%	0.70%	1.80%	-25.79%	-24.96%
Calvert Social Small Cap Growth	175	$10.37	$10.71	$1,835	1.33%	0.70%	1.80%	-23.94%	-23.09%
Calvert Social Balanced	859	$8.42	$10.77	$9,121	2.59%	0.70%	1.80%	-13.73%	-12.76%
MFS Emerging Growth	2,288	$5.43	$8.93	$19,979	0.00%	0.70%	1.80%	-34.95%	-34.22%
MFS Research	3,960	$6.51	$8.82	$34,332	0.28%	0.70%	1.80%	-25.90%	-25.07%
MFS Investors Trust	5,748	$6.81	$9.24	$51,351	0.57%	0.70%	1.80%	-22.39%	-21.52%
MFS Total Return	7,232	$10.77	$13.27	$92,390	1.59%	0.70%	1.80%	-6.87%	-5.83%
MFS New Discovery	792	$9.41	$12.54	$9,723	0.00%	0.70%	1.80%	-32.86%	-32.11%
MFS Utilities	1,001	$7.43	$8.29	$8,187	2.79%	0.70%	1.80%	-24.15%	-23.30%
MFS Investors Growth Stock	2,349	$4.60	$4.73	$10,916	0.00%	0.70%	1.80%	-28.84%	-28.04%
Oppenheimer Aggressive Growth	1,685	$6.24	$9.33	$15,474	0.74%	0.70%	1.80%	-29.09%	-28.30%
Oppenheimer Capital Appreciation	4,522	$7.86	$11.77	$50,723	0.63%	0.70%	1.80%	-28.18%	-27.37%
Oppenheimer Main Street	6,760	$7.01	$9.39	$61,479	0.76%	0.70%	1.80%	-20.26%	-19.37%
Oppenheimer Money Fund	18,065	$1.10	$1.30	$23,299	1.46%	0.70%	1.80%	-0.35%	0.76%
Oppenheimer Strategic Bond	3,816	$11.56	$11.83	$44,876	7.51%	0.70%	1.80%	5.51%	6.69%
Oppenheimer Global Securities	1,774	$9.49	$12.19	$20,830	0.55%	0.70%	1.80%	-23.54%	-22.68%
Oppenheimer High Income	987	$9.37	$9.97	$9,687	8.97%	0.70%	1.80%	-4.15%	-3.08%
Van Eck Hard Asset	59	$9.70	$10.58	$618	0.52%	0.70%	1.80%	-4.58%	-3.51%
Van Eck Real Estate	93	$10.91	$11.54	$1,063	2.69%	0.70%	1.80%	-6.19%	-5.14%
Van Kampen Emerging Growth	7,981	$3.25	$3.34	$26,264	0.34%	0.70%	1.80%	-33.70%	-32.96%
Van Kampen Enterprise	6,674	$4.20	$4.32	$28,404	0.39%	0.70%	1.80%	-30.60%	-29.82%
Van Kampen Comstock	8,927	$9.87	$10.16	$89,281	0.67%	0.70%	1.80%	-20.70%	-19.81%
Van Kampen Growth and Income	11,160	$8.62	$8.87	$97,452	0.86%	0.70%	1.80%	-16.04%	-15.10%
Van Kampen Strategic Stock	0	$11.78	$12.11	$0	7.71%	0.70%	1.80%	2.53%	3.68%
Van Kampen Asset Allocation	0	$8.96	$9.22	$0	11.99%	0.70%	1.80%	-3.90%	-2.83%
Van Kampen Aggressive Growth	495	$3.06	$3.13	$1,528	0.00%	0.70%	1.80%	-33.74%	-33.00%
Goldman Sachs Internet Tollkeeper	0	$3.59	$3.67	$0	0.00%	0.70%	1.80%	-20.52%	-19.64%
Lord Abbett Growth & Income	3,757	$8.08	$8.15	$30,478	2.92%	0.70%	1.80%	-18.39%	-17.78	%(a)
Lord Abbett Bond Debenture	1,864	$10.28	$10.37	$19,245	3.48%	0.70%	1.80%	1.85%	2.61	%(a)
Lord Abbett Mid-Cap Value	2,208	$8.38	$8.45	$18,585	1.55%	0.70%	1.80%	-14.95%	-14.31	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

4.   Financial Highlights — (Continued)

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Start date May 1, 2002

	As of December 31, 2001				For the Year Ended December 31, 2001
		Unit	Unit
		Fair	Fair	Net	Investment	Expense	Expense	Total		Total
	Units	Value	Value	Assets	Income	Ratio	Ratio	Return		Return
	(000’s)	Lowest	Highest	(000’s)	Ratio*	Lowest**	Highest**	Lowest***		Highest***
PIC Growth and Income	11,774	$8.60	$16.88	$196,572	0.57%	0.70%	1.80%	-10.87%		-2.55	%(a)
PIC International Equity	8,233	$8.00	$13.68	$111,688	0.66%	0.70%	1.80%	-23.77%		-6.46	%(a)
PIC Global Income	3,641	$11.28	$15.64	$56,473	8.35%	0.70%	1.80%	-0.45	%(b)	4.05%
PIC Small Cap Value	5,064	$14.89	$18.72	$94,401	0.94%	0.70%	1.80%	3.62	%(c)	20.81%
PIC CORE U.S. Equity	10,422	$8.82	$23.76	$242,466	0.88%	0.70%	1.80%	-12.32%		1.12	%(d)
PIC Capital Growth	8,635	$9.27	$21.44	$181,485	0.31%	0.70%	1.80%	-15.76%		-0.86	%(e)
Calvert Social Small Cap Growth	175	$13.66	$13.92	$2,404	0.00%	0.70%	1.80%	1.31	%(f)	9.64%
Calvert Social Balanced	932	$9.69	$12.42	$11,448	3.41%	0.70%	1.80%	-8.39%		-2.40	%(g)
MFS Emerging Growth	3,055	$8.29	$13.65	$41,061	0.00%	0.70%	1.80%	-34.52%		-4.86%
MFS Research	4,921	$8.72	$11.84	$57,592	0.01%	0.70%	1.80%	-22.48%		-6.38	%(d)
MFS Investors Trust	6,329	$8.72	$11.84	$73,551	0.50%	0.70%	1.80%	-17.26%		-0.56	%(h)
MFS Total Return	4,864	$11.49	$14.17	$67,779	1.99%	0.70%	1.80%	-1.44	%(i)	3.56	%(h)
MFS New Discovery	751	$13.91	$18.57	$13,817	0.00%	0.70%	1.80%	-6.51%		12.69	%(d)
MFS Utilities	1,288	$9.73	$10.87	$13,873	3.23%	0.70%	1.80%	-25.39%		-3.78	%(j)
MFS Investors Growth Stock	2,033	$6.46	$6.57	$13,215	0.10%	0.70%	1.80%	-25.32%		-5.21	%(e)
Oppenheimer Aggressive Growth	2,206	$8.76	$13.09	$28,586	1.05%	0.70%	1.80%	-32.34%		-1.25	%(k)
Oppenheimer Capital Appreciation	4,998	$10.86	$16.29	$79,599	0.63%	0.70%	1.80%	-13.94%		-0.80	%(h)
Oppenheimer Main Street	7,142	$8.73	$11.71	$82,075	0.54%	0.70%	1.80%	-11.56%		-0.31	%(d)
Oppenheimer Money Fund	21,029	$1.10	$1.30	$27,028	3.57%	0.70%	1.80%	0.33	%(j)	3.12%
Oppenheimer Strategic Bond	3,324	$10.88	$11.15	$36,915	2.45%	0.70%	1.80%	1.47	%(l)	4.11%
Oppenheimer Global Securities	1,742	$12.32	$15.86	$27,076	0.69%	0.70%	1.80%	-13.41%		4.02	%(m)
Oppenheimer High Income	687	$9.71	$10.34	$7,045	7.70%	0.70%	1.80%	-3.44	%(n)	3.33	%(o)
Van Eck Hard Asset	35	$10.09	$11.02	$384	0.93%	0.70%	1.80%	-11.84%		5.09	%(p)
Van Eck Real Estate	83	$11.55	$12.23	$1,015	1.92%	0.70%	1.80%	1.73	%(q)	10.32	%(r)
Van Kampen Emerging Growth	6,921	$4.90	$4.99	$34,141	0.09%	0.70%	1.80%	-32.56%		-11.11	%(s)
Van Kampen Enterprise	4,317	$6.06	$6.16	$26,312	0.16%	0.70%	1.80%	-21.66%		0.34	%(s)
Van Kampen Comstock	5,205	$12.45	$12.67	$65,220	0.00%	0.70%	1.80%	-8.11	%(t)	-0.18	%(s)
Van Kampen Growth and Income	6,332	$10.27	$10.45	$65,451	0.04%	0.70%	1.80%	-7.28%		2.40	%(s)
Van Kampen Strategic Stock	289	$11.48	$11.68	$3,339	1.65%	0.70%	1.80%	-3.69	%(u)	0.73	%(v)
Van Kampen Asset Allocation	787	$9.33	$9.49	$7,387	1.96%	0.70%	1.80%	-3.13%		2.03	%(w)
Van Kampen Aggressive Growth	366	$4.62	$4.68	$1,701	0.98%	0.70%	1.80%	-39.13%		-7.73	%(x)
Goldman Sachs Internet Tollkeeper	78	$4.51	$4.57	$352	0.00%	0.70%	1.80%	-34.71%		0.39	%(y)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

4.   Financial Highlights — (Continued)

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)	Start date of July 16, 2001	(j)	Start date of September 17, 2001	(s)	Start date of March 29, 2001
(b)	Start date of September 28, 2001	(k)	Start date of August 9, 2001	(t)	Start date of May 1, 2001
(c)	Start date of June 4, 2001	(l)	Start date of March 28, 2001	(u)	Start date of March 9, 2001
(d)	Start date of April 9, 2001	(m)	Start date of April 6, 2001	(v)	Start date of July 11, 2001
(e)	Start date of March 23, 2001	(n)	Start date of June 11, 2001	(w)	Start date of September 4, 2001
(f)	Start date of July 5, 2001	(o)	Start date of October 22, 2001	(x)	Start date of August 6, 2001
(g)	Start date of August 27, 2001	(p)	Start date of November 26, 2001	(y)	Start date of December 4, 2001
(h)	Start date of March 22, 2001	(q)	Start date of April 24, 2001
(i)	Start date of April 27, 2001	(r)	Start date of September 21, 2001

The Protective Variable Annuity Separate Account

Notes to Financial Statements

December 31, 2005

4.   FINANCIAL HIGHLIGHTS — (Continued)

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.

0.50% - 1.65%

Administrative Charge
An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.

0.10% - 0.15%

Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals of exceeds $50,000.

$0 - $35

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.

0.00% - 8.50%
Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25

5.   RELATED PARTY TRANSACTIONS

Contract owners’ net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $ 0.2 million at December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors and Share Owner of
Protective Life Insurance Company:

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 of the Notes to the Consolidated Financial Statements, effective January 1, 2004, the Company adopted American Institute of Certified Public Accountants Statement of Position (SOP) 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” and effective March 31, 2004, the Company adopted Financial Accounting Standards Boards (FASB) Interpretation No. 46 (FIN 46), “Consolidation of Variable Interest Entities”.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Birmingham, Alabama
March 30, 2006

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

	Year Ended December 31
	2005	2004	2003
	(dollars in thousands)
Revenues
Premiums and policy fees	$1,879,920	$1,822,825	$1,653,609
Reinsurance ceded	(1,143,988)	(1,124,651)	(917,935)
Net of reinsurance ceded	735,932	698,174	735,674
Net investment income	1,127,920	1,029,206	980,743
Realized investment gains (losses)
Derivative financial instruments	(31,819)	2,726	8,249
All other investments	37,934	30,771	66,764
Other income	67,066	55,783	46,825
Total revenues	1,937,033	1,816,660	1,838,255
Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded (2005 — $1,008,670; 2004 — $1,121,664; 2003 — $918,275)	1,253,348	1,116,473	1,124,077
Amortization of deferred policy acquisition costs	197,653	200,130	225,107
Other operating expenses, net of reinsurance ceded (2005 — $164,932; 2004 — $166,862; 2003 — $142,181)	124,817	128,894	139,099
Total benefits and expenses	1,575,818	1,445,497	1,488,283
Income before income tax	361,215	371,163	349,972
Income tax expense
Current	19,035	114,262	76,553
Deferred	106,524	18,964	41,379
Total income tax expense	125,559	133,226	117,932
Net income before cumulative effect of change in accounting principle	235,656	237,937	232,040
Cumulative effect of change in accounting principle, net of income tax	0	(15,801)	0
Net income	$235,656	$222,136	$232,040

See Notes to Consolidated Financial Statements.

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	December 31
	2005	2004
	(dollars in thousands)
Assets
Investments
Fixed maturities, at market (amortized cost: 2005 — $14,735,583; 2004 — $13,289,967)	$15,037,225	$13,987,174
Equity securities, at market (cost: 2005 — $79,322; 2004 — $26,158)	85,340	29,050
Mortgage loans	3,287,745	3,005,418
Investment real estate, net of accumulated depreciation (2005 — $899; 2004 — $1,331)	65,301	81,397
Policy loans	458,825	482,780
Other long-term investments	273,768	375,334
Short-term investments	755,805	1,046,043
Total investments	19,964,009	19,007,196
Cash	52,086	110,456
Accrued investment income	185,546	192,482
Accounts and premiums receivable, net of allowance for uncollectible amounts (2005 — $2,149; 2004 — $2,452)	60,983	35,547
Reinsurance receivables	2,993,240	2,705,095
Deferred policy acquisition costs	2,204,111	1,825,104
Goodwill	38,782	36,182
Property and equipment, net	41,484	43,549
Other assets	80,915	89,646
Income tax receivable	88,985	0
Assets related to separate accounts
Variable annuity	2,377,124	2,308,858
Variable universal life	251,329	217,095
	$28,338,594	$26,571,210
Liabilities
Policy liabilities and accruals
Future policy benefits and claims	$11,147,642	$10,016,298
Unearned premiums	700,886	622,436
Total policy liabilities and accruals	11,848,528	10,638,734
Stable value product account balances	6,057,721	5,562,997
Annuity account balances	3,388,005	3,463,477
Other policyholders’ funds	147,233	151,213
Other liabilities	880,425	980,241
Accrued income taxes	0	15,738
Deferred income taxes	290,231	285,001
Non-recourse funding obligations	125,000	0
Notes payable	0	2,202
Liabilities related to variable interest entities	42,604	60,590
Liabilities related to separate accounts
Variable annuity	2,377,124	2,308,858
Variable universal life	251,329	217,095
Total liabilities	25,408,200	23,686,146
Commitments and contingent liabilities — Note 5
Share-owner’s equity
Preferred Stock, $1 par value
Shares authorized and issued: 2,000, liquidation preference $2,000	2	2
Common Stock, $1 par value
Shares authorized and issued: 5,000,000	5,000	5,000
Additional paid-in capital	932,805	932,805
Note receivable from PLC Employee Stock Ownership Plan	(2,507)	(2,983)
Retained earnings	1,889,611	1,653,954
Accumulated other comprehensive income
Net unrealized gains on investments, net of income tax (2005 — $57,795; 2004 — $154,899)	104,753	287,670
Accumulated gain — hedging, net of income tax (2005 — $393; 2004 — $4,639)	730	8,616
Total share-owner’s equity	2,930,394	2,885,064
	$28,338,594	$26,571,210

See Notes to Consolidated Financial Statements.

PROTECTIVE LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF SHARE-OWNER’S EQUITY

	Preferred Stock	Common Stock	Additional Paid-In Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains (Losses) on Investments	Accumulated Gain (Loss) - Hedging	Total Share- Owner’s Equity
	(dollars in thousands)
Balance, December 31, 2002	$2	$5,000	$846,619	$(3,838)	$1,201,587	$237,983	$(2,069)	$2,285,284
Net income for 2003					232,040			232,040
Change in net unrealized gains/losses on investments (net of income tax - $72,865)						135,321		135,321
Reclassification adjustment for amounts included in net income (net of income tax - $(23,367))						(43,397)		(43,397)
Change in accumulated gain (loss) hedging (net of income tax - $2,556)							4,747	4,747
Comprehensive income for 2003								328,711
Capital contribution			17,200					17,200
Common dividend					(1,809)			(1,809)
Decrease in note receivable from PLC ESOP				412				412
Balance December 31, 2003	2	5,000	863,819	(3,426)	1,431,818	329,907	2,678	2,629,798
Net income for 2004					222,136			222,136
Change in net unrealized gains/losses on investments (net of income tax - $11,973)						(22,236)		(22,236)
Reclassification adjustment for amounts included in net income (net of income tax - $(10,770))						(20,001)		(20,001)
Change in accumulated gain (loss) hedging (net of income tax - $3,197)							5,938	5,938
Comprehensive income for 2004								185,837
Capital contribution			68,986					68,986
Decrease in note receivable from PLC ESOP				443				443
Balance December 31, 2004	2	5,000	932,805	(2,983)	1,653,954	287,670	8,616	2,885,064
Net income for 2005					235,657			235,657
Change in net unrealized gains/losses on investments (net of income tax - $(84,575))						(159,318)		(159,318)
Reclassification adjustment for amounts included in net income (net of income tax - $(12,529))						(23,599)		(23,599)
Change in accumulated gain (loss) hedging (net of income tax - $4,246)							(7,886)	(7,886)
Comprehensive income for 2005								44,854
Decrease in note receivable from PLC ESOP				476				476
Balance December 31, 2005	$2	$5,000	$932,805	$(2,507)	$1,889,611	$104,753	$730	$2,930,394

See Notes to Consolidated Financial Statements.

PROTECTIVE LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31
	2005	2004	2003
	(dollars in thousands)
Cash flows from operating activities
Net income	$235,656	$222,136	$232,040
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment gains	(37,934)	(33,497)	(66,764)
Amortization of deferred policy acquisition costs	197,652	200,130	225,107
Capitalization of deferred policy acquisition costs	(467,610)	(363,467)	(381,667)
Depreciation expense	14,605	17,259	11,637
Deferred income taxes	106,880	10,155	41,379
Accrued income taxes	(104,723)	(34,569)	2,921
Interest credited to universal life and investment products	726,301	649,216	647,695
Policy fees assessed on universal life and investment products	(421,447)	(349,057)	(324,773)
Change in reinsurance receivables	(288,145)	(396,942)	25,647
Change in accrued investment income and other receivables	(18,500)	(355)	3,960
Change in policy liabilities and other policyholders’ funds of traditional life and health products	910,551	810,035	500,871
Change in other liabilities	(225)	5,670	(190,896)
Other, net	25,692	(17,706)	55,434
Net cash provided by operating activities	878,753	719,008	782,591
Cash flows from investing activities
Investments available for sale:
Maturities and principal reductions of investments
Fixed maturities	1,777,082	1,900,432	4,611,797
Equity securities	377	147	3,299
Sale of investments
Fixed maturities	4,342,484	4,260,587	7,524,501
Equity securities	5,302	1,050	15,172
Cost of investments acquired
Fixed maturities	(7,508,400)	(7,079,515)	(13,176,044)
Equity securities	(57,435)	(11,682)	(9,366)
Mortgage loans
Borrowings	(745,797)	(719,510)	(620,867)
Repayments	448,515	443,363	405,299
Change in investment real estate, net	32,410	205	2,347
Change in policy loans, net	23,955	19,968	40,413
Change in other long-term investments, net	(13,008)	11,939	(34,532)
Change in short-term investments, net	95,064	(320,584)	270,782
Purchase of property and equipment	(10,016)	(16,758)	(15,915)
Net cash used in investing activities	(1,609,467)	(1,510,358)	(983,114)
Cash flows from financing activities
Principal payments on line of credit arrangement and long-term debt	(2,202)	(32)	(30)
Payments on liabilities related to variable interest entities	(17,986)	0	0
Issuance of non-recourse funding obligations	125,000	0	0
Capital contribution from PLC	0	67,000	17,200
Principal payment on surplus note to PLC	0	0	(2,000)
Investment product deposits and change in universal life deposits	2,943,455	3,042,453	2,721,579
Investment product withdrawals	(2,447,323)	(2,318,674)	(2,511,017)
Other financing activities, net	71,400	0	0
Net cash provided by financing activities	672,344	790,747	225,732
Change in cash	(58,370)	(603)	25,209
Cash at beginning of year	110,456	111,059	85,850
Cash at end of year	$52,086	$110,456	$111,059

See Notes to Consolidated Financial Statements.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements of Protective Life Insurance Company and subsidiaries (the “Company”) are prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 8).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs (“DAC”), valuation of business acquired, investments, future policy benefits, provision for income taxes, disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Entities Included

The consolidated financial statements include the accounts, after intercompany eliminations, of Protective Life Insurance Company and its wholly owned subsidiaries. The Company’s financial statements also include the accounts of certain variable interest entities which are not subsidiaries of the Company but are required to be consolidated under GAAP.

Nature of Operations

The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies. Founded in 1907, the Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”), an insurance holding company.

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Recently Issued Accounting Standards

In January 2003, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 46, “Consolidation of Variable Interest Entities” (“FIN46”), which was revised in December 2003. FIN 46 clarifies the application of Accounting Research Bulletin No. 51, “Consolidated Financial Statements,” to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated support from other parties. As a result of FIN 46, the Company consolidated, as of March 31, 2004, a real estate investment company that the Company had previously reported as an

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

investment. The entity was consolidated based on the determination that the Company was the primary beneficiary. The consolidation resulted in the Company’s reported assets and liabilities increasing by $54.5 million with an immaterial impact on results of operations.

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (“AcSEC”) issued Statement of Position 03-1 “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”). SOP 03-1 provides guidance related to the establishment of reserves for benefit guarantees provided under certain long-duration contracts, as well as the accounting for mortality benefits provided in certain universal life products. In addition, it addresses the capitalization and amortization of sales inducements to contract holders. The SOP was effective January 1, 2004, and was adopted through an adjustment for the cumulative effect of change in accounting principle amounting to $15.8 million (net of $8.5 million income tax).

The Company issues variable universal life and variable annuity products through its separate accounts for which the investment risk is borne by the contract holder. The Company also offers, for its variable annuity products, various account value guarantees upon death. The most significant of these guarantees involve (a) return of the highest anniversary date account value, or (b) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest. The guaranteed minimum death benefit (“GMDB”) reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 8.5%, mortality at 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table, lapse rates ranging from 2%-20% (depending on product type and duration), and an average discount rate of 6.5%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

The variable annuity separate account balances subject to GMDB were $2.4 billion at December 31, 2005. The total guaranteed amount payable based on variable annuity account balances at December 31, 2005, was $169.0 million (including $142.2 million in the Annuities segment and $26.8 million in the Acquisitions segment), with a GMDB reserve of $2.4 million (including $2.0 million in the Annuities segment and $0.4 million in the Acquisitions segment). The average attained age of contract holders at December 31, 2005 was 65.

Activity relating to GMDB reserves for the years ended December 31 was as follows:

	2005	2004	2003
Incurred claims	$184	$3,179	$6,416
Paid claims	2,767	4,054	7,170

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Account balances of variable annuities with guarantees invested in variable annuity separate accounts as of December 31 were as follows:

	2005	2004
Equity mutual funds	$2,151,288	$2,089,744
Fixed income mutual funds	225,836	219,114
Total	$2,377,124	$2,308,858

Certain of the Company’s universal life products have a sales inducement in the form of a retroactive interest credit (“RIC”). In addition, certain variable annuity contracts provide a sales inducement in the form of a bonus interest credit. In accordance with SOP 03-1, the Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

Activity in the Company’s deferred sales inducement asset for the years ended December 31 was as follows:

	2005	2004	2003
Deferred asset, beginning of period	$28,618	$27,713	$31,557
Amounts deferred	17,182	12,597	14,041
Amortization	(6,489)	(11,692)	(17,885)
Deferred asset, end of period	$39,311	$28,618	$27,713

In December 2004, the FASB issued Statement of Financial Accounting Standards No. 123(R), “Share-Based Payment” (“FAS 123(R)”). FAS 123(R) is a revision of FAS 123, “Accounting for Stock-Based Compensation,” which was originally issued by the FASB in 1995. FAS 123(R) will become effective for the Company January 1, 2006. As originally issued, FAS 123 provided companies with the option to either record expense for share-based payments under a fair value model, or to simply disclose the impact of the expense. FAS 123(R) requires companies to measure the cost of share-based payments to employees using a fair value model, and to recognize that cost over the relevant service period. In addition, FAS 123(R) requires that an estimate of future award forfeitures be made at the grant date, while FAS 123 permitted recognition of forfeitures on an as incurred basis. When FAS 123 was originally issued, the Company elected to recognize the cost of its share-based compensation plans in its financial statements. The Company does not anticipate that adoption of this standard will have a material impact on its financial position or results of operations.

In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154, “Accounting Changes and Error Corrections” (“FAS 154”). FAS 154 replaces APB Opinion No. 20, “Accounting Changes” and FASB Statement No. 3, “Reporting Accounting Changes in Interim Financial Statements.” FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless it is impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a “restatement.” The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

In September 2005, AcSEC issued SOP 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts.” This SOP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS 97”). The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The Company is currently evaluating the impact of SOP 05-1, which is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

Investments

The Company has classified all of its investments in fixed maturities, equity securities, and short-term investments as “available for sale.” Investments are reported on the following bases:

•       Fixed maturities (bonds and redeemable preferred stocks) — at current market value. Where market values are unavailable, the Company obtains estimates from independent pricing services or estimates market value based upon a comparison to quoted issues of the same issuer or issues of other issuers with similar terms and risk characteristics.

•       Equity securities (common and nonredeemable preferred stocks) — at current market value.

•       Mortgage loans — at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount. Mortgage loans are also recorded net of an allowance for credit losses. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

•       Investment real estate — at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

•       Policy loans — at unpaid balances.

•       Other long-term investments — at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

•       Short-term investments — at amortized cost, which approximates current market value, except collateral from securities lending which is recorded at current market value.

Estimated market values were derived from the durations of the Company’s fixed maturities and mortgage loans. Duration measures the relationship between changes in market value to changes in interest rates. While these estimated market values generally provide an indication of how sensitive the market values of the Company’s fixed maturities and mortgage loans are to changes in interest rates, they do not represent management’s view of future market changes, and actual market results may differ from these estimates.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Substantially all short-term investments have maturities of three months or less at the time of acquisition and include approximately $0.2 million in bank deposits voluntarily restricted as to withdrawal.

The market values of fixed maturities change due to interest rate changes, credit related events, and other factors. As prescribed by GAAP, investments deemed as “available for sale” are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to DAC, net of income tax, reported as a component of share-owner’s equity.

Investment securities are regularly reviewed for impairment. Unrealized losses that are deemed to be other-than-temporary are recognized in realized gains (losses). See Note 2 for further discussion of the Company’s policies regarding identification of other-than-temporary impairments. Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

Derivative Financial Instruments

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce its exposure to interest rate risk, inflation risk, currency exchange risk, and equity market risk. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and strategies. These strategies are developed through the asset/liability committee’s analysis of data from financial simulation models and other internal and industry sources and are then incorporated into the Company’s risk management program.

Derivative instruments that are currently used as part of the Company’s interest rate risk management strategy include interest rate swaps, interest rate futures, and interest rate options. The Company’s inflation risk management strategy involves the use of swaps that require the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index (“CPI”). The Company uses foreign currency swaps to manage its exposure to changes in the value of foreign currency denominated stable value contracts and related cash flows. The company also uses S&P 500® options to mitigate its exposure to the value of equity indexed annuity contracts.

Derivative instruments expose the Company to credit and market risk. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company also maintains netting and collateral support arrangements with its counterparties to further minimize the credit risk associated with its derivative instruments. The Company manages the market risk associated with interest rate and foreign exchange contracts by establishing and monitoring limits as to the types and degrees of risk that may be undertaken.

Statement of Financial Accounting Standards No. 133 (“FAS 133”) requires that all derivative instruments be recognized in the balance sheet at fair value. The Company records its derivative instruments on the balance sheet in “other long-term investments” and “other liabilities”. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffectiveness in current earnings during the period of the change. For derivatives that are designated and qualify as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings during the period of change in fair values. Effectiveness of the Company’s hedge relationships is assessed on a quarterly basis. The Company accounts for changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in “realized investment gains (losses) — derivative financial instruments”.

Cash-Flow Hedges.   The Company has entered into a foreign currency swap to hedge the risk of changes in the value of interest and principal payments to be made on certain foreign-currency-based stable value contracts. Under the terms of the swap, the Company pays a fixed U.S.-dollar-denominated rate and receives a fixed foreign-currency-denominated rate. Effective July 1, 2002, the Company designated this swap as a cash flow hedge and therefore recorded the change in the fair value of the swap during the period in accumulated other comprehensive income. Gains and losses on this swap are reclassified from other comprehensive income to current earnings as payments are made on the hedged stable value contract. In connection with the issuance of inflation adjusted funding agreements, the Company has entered into swaps to convert the floating CPI-linked interest rate on the contracts to a fixed rate. The Company pays a fixed rate on the swap and receives a floating rate equal to the CPI change paid on the funding agreements. Gains and losses on these swaps are reclassified from other comprehensive income to current earnings as interest payments are made on the funding agreements. For the years ended December 31, 2005, 2004, and 2003, the amount of hedge ineffectiveness reported in income was a $0.2 million gain, $1.0 million gain, and a $0.3 million gain, respectively. Additionally, as of December 31, 2005 and 2004, the Company reported an after-tax decrease to accumulated other comprehensive income of $7.9 million and an after-tax increase of $5.9 million, respectively, related to its cash flow hedges. During 2006, the Company expects to reclassify $1.7 million out of accumulated other comprehensive income and into earnings.

Other Derivatives.   The Company also uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by the Company for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

The Company uses certain foreign currency swaps, which are not designated as cash flow hedges, to mitigate its exposure to changes in currency rates. For 2005, 2004, and 2003, the Company recorded a pre-tax loss of $33.3 million, a pre-tax gain of $0.3 million, and a pre-tax gain of $2.6 million on these swaps, respectively. In connection with these swaps, the Company also recognized a $33.4 million pre-tax gain, a $0.1 million pre-tax loss, and a $1.9 million pre-tax loss, respectively, during 2005, 2004, and 2003 as the change in value of the related foreign currency denominated stable value contracts. These net gains or losses primarily result from differences in the forward and spot exchange rates used to revalue the swaps and the stable value contracts.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

The Company also uses short positions in interest rate futures to mitigate the interest rate risk associated with the Company’s mortgage loan commitments. During 2005, 2004, and 2003, the Company recognized a pre-tax loss of $10.3 million, a pre-tax loss of $1.7 million, and a pre-tax loss of $4.7 million, respectively, as a result of changes in value of these futures positions.

The Company uses other interest rate swaps and options to manage the interest rate risk in the Company’s mortgage-backed security portfolio. For 2005, 2004, and 2003, the Company recognized a pre-tax loss of $14.0 million, a pre-tax loss of $0.5 million, and a pre-tax loss of $6.1 million, respectively, for the change in fair value of these derivatives.

During 2005, the Company exited from asset swap arrangements that would, in effect, sell the equity options embedded in owned convertible bonds in exchange for an interest rate swap that converts the remaining host bond to a variable rate instrument. In 2005, 2004, and 2003, the Company recognized a $0.6 million gain, an immaterial loss, and a $3.0 million gain, respectively, for the change in the asset swaps’ fair value and recognized a $0.3 million gain, a $4.0 million gain, and a $0.1 million gain, respectively, to separately record the embedded equity options at fair value.

During 2005, debt securities with embedded options, which are considered to be derivative instruments under FAS 133, matured. In addition, the Company is involved in various modified coinsurance and funds withheld arrangements which, in accordance with DIG B36, contain embedded derivatives. The change in fair value of these derivatives resulted in the recognition of a $1.0 million pre-tax loss, a $0.3 million pre-tax loss, and a $5.6 million pre-tax gain in 2005, 2004, and 2003, respectively.

In 2005, the Company began marketing equity indexed annuities. Under FAS 133, the equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® index, is considered an embedded derivative. The change in fair value of the embedded derivative resulted in a $0.6 million pre-tax loss in 2005. The Company utilizes S&P 500® options to mitigate the risk associated with equity indexed annuity contracts. The Company recognized a $0.2 million pre-tax gain on its S&P 500® options in 2005.

Cash

Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

Commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products that vary with and are primarily related to the production of new business, have been deferred. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Under FAS 97, the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 2.3% to 13.0%) it expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with the Company’s universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

The cost to acquire blocks of insurance, representing the present value of future profits from such blocks of insurance, is also included in DAC. The Company amortizes the present value of future profits over the premium payment period, including accrued interest of up to approximately 8%. The unamortized present value of future profits for all acquisitions was approximately $436.5 million and $468.0 million at December 31, 2005 and 2004, respectively. During 2005, no present value of profits was capitalized and $31.6 million was amortized. During 2004, no present value of profits was capitalized and $34.2 million was amortized.

The expected amortization of the present value of future profits for the next five years is as follows:

Year	Expected Amortization
2006	$30,019
2007	28,557
2008	27,063
2009	25,215
2010	24,483

Goodwill

The goodwill balance was $38.8 million at December 31, 2005, and $36.2 million at December 31, 2004, respectively. The $2.6 million increase in the goodwill balance in 2005 relates to the purchase of a small subsidiary by the Asset Protection segment.

The Company evaluates the carrying value of goodwill during the fourth quarter of each year and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit’s carrying amount, including goodwill. At October 31, 2005 and 2004, the Company evaluated its goodwill and determined that fair value had not decreased below carrying value and no adjustment to impair goodwill was necessary in accordance with Statement of Financial Accounting Standards No. 142, “Goodwill and Other intangible Assets” (“FAS 142”).

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Property and Equipment

Property and equipment are reported at cost less accumulated depreciation. The Company primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. The Company’s Home Office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

Property and equipment consisted of the following at December 31:

	2005	2004
Home office building	$53,275	$50,156
Data processing equipment	41,015	38,514
Other, principally furniture and equipment	46,781	45,679
	141,071	134,349
Accumulated depreciation	99,587	90,800
	$41,484	$43,549

Separate Accounts

The assets and liabilities related to separate accounts in which the Company does not bear the investment risk are valued at market and reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying consolidated statements of income.

Stable Value Product Account Balances

The Company markets guaranteed investment contracts (“GICs”) to 401(k) and other qualified retirement savings plans, and fixed and floating rate funding agreements to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Through its registered funding agreement-backed note program, the Company is able to offer secured notes to both institutional and retail investors. GICs are generally contracts that specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Stable value product account balances include GICs and funding agreements issued by the Company as well as the obligations of consolidated special purpose trusts or entities formed to purchase funding agreements issued by the Company. At December 31, 2005 and 2004, the Company had $4.5 billion and $3.9 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements written by the Company have maturities of three to ten years. At December 31, 2005, future maturities of stable value products were $1.2 billion in 2006, $2.7 billion in 2007-2008, $0.9 billion in 2009-2010, and $1.2 billion after 2010.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Revenues and Benefits Expense

Traditional Life, Health, and Credit Insurance Products:

Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company’s experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2005, range from approximately 5.0% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to the Company and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	2005	2004	2003
Balance beginning of year	$135,015	$121,832	$116,214
Less reinsurance	66,788	55,395	54,765
Net balance beginning of year	68,227	66,437	61,449
Incurred related to:
Current year	258,138	256,754	266,676
Prior year	(2,247)	(30)	(1,783)
Total incurred	255,891	256,724	264,893
Paid related to:
Current year	208,832	210,943	261,311
Prior year	42,837	43,991	(1,406)
Total paid	251,669	254,934	259,905
Net balance end of year	72,449	68,227	66,437
Plus reinsurance	61,655	66,788	55,395
Balance end of year	$134,104	$135,015	$121,832

Universal Life and Investment Products:

Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   Significant Accounting Policies — (Continued)

are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 3.0% to 12.6% and investment products ranged from 2.3% to 13.0% in 2005.

The Company’s accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

Property and Casualty Insurance Products:

Property and casualty insurance products include service contract business, surety bonds, residual value insurance, guaranteed asset protection (“GAP”), credit-related coverages, and inventory protection products. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported (“IBNR”) reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the marking to market value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

1.   SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Supplemental Cash Flow Information

The following table sets forth supplemental cash flow information for the years ended December 31:

	2005	2004	2003
Cash paid during the year:
Interest on debt	$10,497	$3,414	$1,582
Income taxes	112,688	145,515	66,082
Noncash investing and financing activities:
Common dividend	0	0	(1,809)
Change in collateral for securities lending transactions	(195,175)	214,824	83,456
Capital contributions from PLC	0	1,985	0

Reclassifications

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or share-owner’s equity.

2.   INVESTMENT OPERATIONS

Major categories of net investment income for the years ended December 31 are summarized as follows:

	2005	2004	2003
Fixed maturities	$887,745	$806,748	$738,503
Equity securities	4,009	2,019	2,321
Mortgage loans	257,914	232,577	208,983
Investment real estate	2,361	2,043	2,854
Policy loans	34,741	36,744	42,092
Other	23,114	15,648	46,561
	1,209,884	1,095,779	1,041,314
Investment expenses	81,964	66,573	60,571
	$1,127,920	$1,029,206	$980,743

Realized investment gains (losses) for all other investments for the years ended December 31 are summarized as follows:

	2005	2004	2003
Fixed maturities	$36,764	$29,015	$64,656
Equity securities	(636)	2,524	73
Mortgage loans and other investments	1,806	(768)	2,035
	$37,934	$30,771	$66,764

In 2005, gross gains on investments available for sale (fixed maturities, equity securities, and short-term investments) were $76.4 million, and gross losses were $40.3 million. In 2004, gross gains on

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

2.   INVESTMENT OPERATIONS — (Continued)

investments available for sale were $54.8 million, and gross losses were $23.3 million. In 2003, gross gains were $84.9 million, and gross losses were $20.2 million.

The amortized cost and estimated market value of the Company’s investments classified as available for sale at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
2005
Fixed maturities:
Bonds:
Mortgage-backed securities	$5,903,486	$36,373	$(90,660)	$5,849,199
United States Government and authorities	686,792	5,773	(1,267)	691,298
States, municipalities, and political subdivisions	47,887	2,314	(38)	50,163
Public utilities	1,618,025	88,303	(11,721)	1,694,607
Convertibles and bonds with warrants	230	0	(63)	167
All other corporate bonds	6,476,516	339,680	(66,913)	6,749,283
Redeemable preferred stocks	2,647	0	(139)	2,508
	14,735,583	472,443	(170,801)	15,037,225
Equity securities	79,322	6,349	(331)	85,340
Short-term investments	755,805	0	0	755,805
	$15,570,710	$478,792	$(171,132)	$15,878,370
2004
Fixed maturities:
Bonds:
Mortgage-backed securities	$4,812,610	$110,269	$(22,997)	$4,899,882
United States Government and authorities	79,225	7,042	(267)	86,000
States, municipalities, and political subdivisions	27,915	2,488	0	30,403
Public utilities	1,605,276	122,636	(4,759)	1,723,153
Convertibles and bonds with warrants	10,439	597	(89)	10,947
All other corporate bonds	6,751,096	505,220	(23,120)	7,233,196
Redeemable preferred stocks	3,406	187	0	3,593
	13,289,967	748,439	(51,232)	13,987,174
Equity securities	26,158	3,491	(599)	29,050
Short-term investments	1,046,043	0	0	1,046,043
	$14,362,168	$751,930	$(51,831)	$15,062,267

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

2.   INVESTMENT OPERATIONS — (Continued)

The amortized cost and estimated market value of fixed maturities at December 31, 2005, by expected maturity, are shown as follows. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

	Estimated Amortized Cost	Estimated Market Value
Due in one year or less	$250,065	$252,555
Due after one year through five years	2,904,033	2,902,132
Due after five years through ten years	4,861,385	4,927,881
Due after ten years	6,720,319	6,954,657
	$14,735,802	$15,037,225

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) the intent and ability of the Company to hold the investment until recovery, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer’s industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance and continued viability of the issuer are significant measures considered. Once a determination has been made that a specific other-than-temporary impairment exists, a realized loss is incurred and the cost basis of the impaired asset is adjusted to its fair value. During 2005, 2004, and 2003, respectively, the Company recorded other-than-temporary impairments in its investments of $11.8 million, $15.8 million, and $13.6 million, respectively.

The following table shows the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2005.

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
Mortgage-backed securities	$4,576,492	$(71,530)	$88,264	$(19,196)	$4,664,756	$(90,726)
US government	109,188	(439)	23,587	(828)	132,775	(1,267)
State, municipalities, etc.	3,168	(38)	0	0	3,168	(38)
Public utilities	362,202	(7,131)	75,972	(4,685)	438,174	(11,816)
Convertible bonds	0	0	167	(63)	167	(63)
Other corporate bonds	1,531,293	(46,537)	319,452	(20,218)	1,805,745	(66,755)
Equities	3,667	(232)	880	(235)	4,547	(467)
	$6,586,010	$(125,907)	$508,322	$(45,225)	$7,094,332	$(171,132)

For mortgage-backed securities in an unrealized loss position for greater than 12 months, $17.5 million of the $19.2 million of unrealized loss relates to securities issued in Company-sponsored

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

2.   INVESTMENT OPERATIONS — (Continued)

commercial loan securitizations. The Company does not consider these unrealized loss positions to be other-than-temporary, because the underlying mortgage loans continue to perform consistently with the Company’s original expectations.

The public utilities category has gross unrealized losses greater than 12 months of $4.7 million, while the other corporate bonds category has gross unrealized losses greater than 12 months of $20.2 million at December 31, 2005. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered included credit ratings, the financial health of the investee, the continued access of the investee to capital markets, and other pertinent information including the Company’s ability and intent to hold these securities to recovery.

The following table shows the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2004.

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
Mortgage-backed securities	$1,005,036	$(18,075)	$21,120	$(4,922)	$1,026,156	$(22,997)
US government	22,545	(187)	2,162	(80)	24,707	(267)
State, municipalities, etc.	72	0	0	0	72	0
Public utilities	99,112	(787)	97,405	(3,972)	196,517	(4,759)
Convertible bonds	0	(0)	184	(89)	184	(89)
Other corporate bonds	681,747	(12,799)	226,548	(10,321)	908,295	(23,120)
Equities	2,687	(281)	1,793	(318)	4,480	(599)
	$1,811,199	$(32,129)	$349,212	$(19,702)	$2,160,411	$(51,831)

At December 31, 2005 and 2004, the Company had bonds which were rated less than investment grade of $1,083.6 million and $965.5 million, respectively, having an amortized cost of $1,091.4 million and $933.0 million, respectively. At December 31, 2005, approximately $61.6 million of the bonds rated less than investment grade were securities issued in Company-sponsored commercial mortgage loan securitizations. Approximately $1,802.1 million of bonds are not publicly traded.

The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities for the years ended December 31 is summarized as follows:

	2005	2004	2003
Fixed maturities	$(257,117)	$54,931	$110,499
Equity securities	2,032	1,001	2,371

The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires collateral of 102% of the market value of the loaned securities to be separately maintained. The loaned securities’ market value is monitored, on a daily basis, with additional collateral obtained as necessary. At December 31, 2005, securities with a market value of $340.7 million were loaned

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

2.   INVESTMENT OPERATIONS — (Continued)

under these agreements. As collateral for the loaned securities, the Company receives short-term investments, which are recorded in “short-term investments” with a corresponding liability recorded in “other liabilities” to account for the Company’s obligation to return the collateral.

At December 31, 2005, all of the Company’s mortgage loans were commercial loans of which 68% were retail, 12% were apartments, 10% were office buildings, 8% were warehouses, and 2% were other. The Company specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant’s leased space represents more than 2.3% of mortgage loans. Approximately 70% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Texas, Tennessee, Georgia, South Carolina, Alabama, North Carolina, Utah, Florida, Pennsylvania, Virginia, Ohio, and California. At December 31, 2005, the average mortgage loan was $2.4 million, and the weighted average interest rate was 6.7%. The largest single mortgage loan was $22.8 million.

Many of the mortgage loans have call provisions between 3 and 10 years. Assuming the loans are called at their next call dates, approximately $93.5 million would become due in 2006, $485.4 million in 2007 through 2010, $707.6 million in 2011 through 2015, and $172.2 million thereafter.

For several years the Company has offered a type of commercial mortgage loan under which the Company will permit a slightly higher loan-to-value ratio in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2005 and 2004, approximately $434.9 million and $439.8 million, respectively, of the Company’s mortgage loans have this participation feature.

At December 31, 2005 and 2004, the Company’s problem mortgage loans (over sixty days past due) and foreclosed properties totaled $22.3 million and $10.8 million, respectively. Since the Company’s mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. At December 31, 2005 and 2004, the Company had an allowance for mortgage loan credit losses of $6.8 million and $3.3 million, respectively. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

During the first quarter of 2005, Winn-Dixie Stores Inc. (“Winn-Dixie”), an anchor tenant in the Company’s mortgage loan portfolio, declared Chapter 11 bankruptcy. At December 31, 2005, the Company had 25 loans amounting to $66.3 million in loan balances in which Winn-Dixie was considered to be the anchor tenant for the underlying property (including 8 loans with balances of $14.3 million included in mortgage loan securitization trusts in which the Company holds retained beneficial interests). At December 31, 2005, the rents from Winn-Dixie represented approximately 49% of the total rents applicable to the properties underlying these loans (including approximately 68% of rents on loans in mortgage loan securitizations). On June 21, 2005, Winn-Dixie announced a reorganization plan that included selling or closing a number of stores that served as the anchor tenant for properties underlying loans in the Company’s mortgage loan portfolio. At December 31, 2005, the Company’s mortgage loan portfolio included 16 properties with rejected leases under this reorganization plan. Within the 16 loans on these properties, the Company has identified four potential impairments, and the mortgage loan allowance for credit losses at December 31, 2005 included $4.8 million related to these loans. The Company will continue to actively monitor these loans and assess them for potential impairments as circumstances develop in the future.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

2.   INVESTMENT OPERATIONS — (Continued)

Certain investments, consisting of fixed maturities, equities, and investment real estate, with a carrying value of $6.4 million were non-income producing for the twelve months ended December 31, 2005.

During the third quarter of 2005, two major hurricanes caused a significant amount of property damage in the states of Louisiana, Mississippi, Alabama, and Texas. The Company’s mortgage loan portfolio includes 23 loans totaling $62.0 million in the areas impacted by these hurricanes. Of the underlying properties securing these 23 loans, only 3 (approximately $5.2 million in loan balances) sustained damage of any significance as a result of these storms. Repairs to these properties are underway, and should be complete by the end of the first quarter of 2006. The Company therefore has not identified any impairments on loans secured by properties in the hurricane impacted areas.

At December 31, 2005 and 2004, the Company had investments related to retained beneficial interests of mortgage loan securitizations of $225.6 million and $265.1 million, respectively.

Policy loan interest rates generally range from 3.0% to 12.0%.

3.   INCOME TAXES

The Company’s effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	2005	2004	2003
Statutory federal income tax rate applied to pretax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt income	(1.7)	(1.5)	(1.2)
Low-income housing credit	0.0	0.0	(0.2)
Other	0.1	1.8	(0.2)
State income taxes	1.4	0.6	0.3
Effective income tax rate	34.8%	35.9%	33.7%

The provision for federal income tax differs from amounts currently payable due to certain items reported for financial statement purposes in periods which differ from those in which they are reported for income tax purposes.

The components of the Company’s income tax expense for the years ended December 31 are as follows:

	2005	2004	2003
Taxes estimated to be payable currently:
Federal	$16,318	$110,957	$75,105
State	2,717	3,305	1,448
Total current	$19,035	$114,262	$76,553
Taxes deferred:
Federal	$103,187	$18,964	$41,379
State	3,337	0	0
Total deferred	$106,524	$18,964	$41,379

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

3.   INCOME TAXES — (Continued)

During the year ended December 31, 2004, the Company adopted SOP 03-1 and recognized a deferred tax benefit of approximately $8,508.

The components of the Company’s net deferred income tax liability as of December 31 were as follows:

	2005	2004
Deferred income tax assets:
Policy and policyholder liability reserves	$387,757	$327,938
Intercompany losses	31,924	34,641
Deferred compensation	8,923	11,144
Other	0	32,528
	428,604	406,251
Deferred income tax liabilities:
Deferred policy acquisition costs	684,758	563,636
Unrealized gains on investments	28,797	127,616
Other	5,280	0
	718,835	691,252
Net deferred income tax liability	$290,231	$285,001

Under pre-1984 life insurance company income tax laws, a portion of the Company’s gain from operations which was not subject to current income taxation was accumulated for income tax purposes in a memorandum account designated as Policyholders’ Surplus. The aggregate accumulation in this account at December 31, 2005, was approximately $70.5 million. Should the accumulation in the Policyholders’ Surplus account exceed certain stated maximums, or should distributions including cash dividends be made to PLC in excess of approximately $1.8 billion, such excess would be subject to federal income taxes at rates then effective. Legislation was enacted in 2004 which will suspend application of this provision for tax years 2005 and 2006. Deferred income taxes have not been provided on amounts designated as Policyholders’ Surplus. Under current income tax laws, the Company does not anticipate paying income tax on amounts in the Policyholders’ Surplus accounts.

The Company’s income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations. At December 31, 2005 and 2004, $(78.3) million and $24.9 million, respectively, were (due from) / payable to PLC for income tax liabilities.

4.   DEBT AND OTHER OBLIGATIONS

Notes Payable

The Company had a mortgage note on investment real estate amounting to approximately $2.2 million that was paid off in 2005.

Liabilities Related to Variable Interest Entities

In accordance with FIN 46, the Company consolidated, as of March 31, 2004, a real estate investment company previously reported as an investment. This consolidation resulted in the recognition of notes

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

4.   DEBT AND OTHER OBLIGATIONS — (Continued)

payable owed by the investment company. The $42.6 million and $60.6 million reported on the balance sheet in “liabilities related to variable interest entities” at December 31, 2005 and 2004, respectively, are not the legal obligations of the Company, but will be repaid with cash flows generated by the separate entity’s operations.

Non-Recourse Funding Obligations

On August 26, 2005, Golden Gate Captive Insurance Company (“Golden Gate”), a special purpose financial captive insurance company wholly owned by the Company, issued $100 million of non-recourse funding obligations, which bear a floating rate of interest and mature in 2037. These non-recourse funding obligations were issued under a surplus notes facility established with certain purchasers through which Golden Gate may issue up to an aggregate of $400 million of non-recourse funding obligations through June 2007. On December 28, 2005, Golden Gate issued an additional $25 million of non-recourse funding obligations under this facility. The total obligations outstanding at December 31, 2005 were $125.0 million, at an interest rate of 5.6%. The non-recourse funding obligations are direct financial obligations of Golden Gate and are not guaranteed by the Company or PLC. The non-recourse obligations are represented by surplus notes that were issued to fund statutory reserves required by the Valuation of Life Insurance Policies Regulation (“Regulation XXX”). Any payment of principal of, including by redemption, or interest on the Notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing order and in accordance with applicable law. Under the terms of the notes, the holders of the notes cannot require repayment from PLC, the Company, or any of PLC’s other subsidiaries, other than Golden Gate, the direct issuer of the notes, although PLC has agreed to indemnify Golden Gate for certain costs and obligations (which obligations do not include payment of principle and interest on the notes). In addition, PLC has entered into certain support agreements with Golden Gate obligating PLC to make capital contributions to Golden Gate or provide support related to certain of Golden Gate’s expenses and in certain circumstances, to collateralize certain of PLC’s obligations to Golden Gate.

Other Obligations

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another’s behalf. Receivables and payables among affiliates are generally settled monthly.

Interest Expense

Interest expense on debt and other obligations totaled $10.6 million, $5.5 million, and $1.6 million in 2005, 2004, and 2003, respectively.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

5.   COMMITMENTS AND CONTINGENT LIABILITIES

The Company leases administrative and marketing office space in 20 cities including Birmingham, with most leases being for periods of three to ten years. The aggregate annualized rent is approximately $5.2 million. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
2006	$5,236
2007	4,336
2008	4,322
2009	3,570
2010	2,958
Thereafter	4,695

Additionally, the Company leases a building contiguous to its home office, which expires in February 2007. Lease payments in 2006 approximate $3.1 million. At the end of the lease term the Company may purchase the building for approximately $75 million.

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.

A number of civil jury verdicts have been returned against insurers and other providers of financial services involving sales practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive and non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very little appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. The Company, like other financial service companies, in the ordinary course of business, is involved in such litigation and in arbitration. Although the outcome of any such litigation or arbitration cannot be predicted, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of the Company.

6.   SHARE-OWNER’S EQUITY AND STOCK-BASED COMPENSATION

PLC owns all of the 2,000 shares of preferred stock issued by the Company’s subsidiary, Protective Life and Annuity Insurance Company (“PL&A”). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A’s statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2005, 2004, and 2003, PL&A paid no dividends to PLC on its preferred stock.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

6.   SHARE-OWNER’S EQUITY AND STOCK-BASED COMPENSATION — (Continued)

PLC has an Employee Stock Ownership Plan (“ESOP”). On December 1, 1990, the Company transferred to the ESOP 520,000 shares of PLC’s common stock held by it in exchange for a note. The outstanding balance of the note, $2.5 million at December 31, 2005, is accounted for as a reduction to share-owner’s equity. The stock is used to match employee contributions to PLC’s 401(k) and Stock Ownership Plan (“401(k) Plan”) and to provide other employee benefits. The ESOP shares are dividend paying, and dividends are used to pay the ESOP’s note to the Company.

Since 1973, PLC has had stock-based incentive plans to motivate management to focus on PLC’s long-range performance through the awarding of stock-based compensation. Under plans approved by share owners in 1997 and 2003, up to 6,500,000 PLC shares may be issued in payment of awards. Certain Company employees participate in PLC’s stock-based incentive plans and receive stock appreciation rights (“SARs”) from PLC.

The criteria for payment of performance awards is based primarily upon a comparison of PLC’s average return on average equity (for 2005 awards) or average return on equity and total rate of return over a four-year period for previous awards (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, upon a change in control of PLC) to that of a comparison group of publicly held life and multiline insurance companies. If PLC’s results are below the median of the comparison group (40th percentile for 2005 awards), no portion of the award is earned. If PLC’s results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of PLC Common Stock.

Performance shares and performance-based stock appreciation rights (“P-SARs”) awarded in 2005, 2004, 2003, 2002, and 2001, and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	P-SARs	Estimated Fair Value
2005	120,540		$4,600
2004	125,670		4,600
2003	148,730		3,900
2002	192,360		5,700
2001	153,490	40,000	4,900

Performance shares are equivalent in value to one share of PLC Common Stock times the award earned percentage payout. P-SARs convert to the equivalent of one SAR if earned times the award percentage payout. The 40,000 P-SARs awarded in 2001 were not earned and have been canceled. The P-SARs, once converted to SARs, expire 10 years after the grant date. At December 31, 2005, the total outstanding performance shares related to these performance-based plans measured at maximum payouts were 890,108.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

6.   SHARE-OWNER’S EQUITY AND STOCK-BASED COMPENSATION — (Continued)

Between 1996 and 2005 SARs were granted (in addition to the P-SARs discussed above) to certain officers of the Company to provide long-term incentive compensation based solely on the performance of PLC’s Common Stock. The SARs are exercisable either in four equal annual installments beginning one year after the date of grant or after five years depending on the terms of the grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted average base price for 2003, 2004, and 2005 is as follows:

	Weighted Average Base Price	No. of SARs
Balance at December 31, 2002	$23.90	1,498,823
SARs granted	26.49	95,000
P-SARs converted	22.31	45,838
P-SARs canceled	30.77	(22,500)
Balance at December 31, 2003	23.91	1,617,161
P-SARs converted	22.31	401,818
SARs exercised	18.68	(451,036)
Balance at December 31, 2004	25.01	1,567,943
SARs granted	41.05	119,400
SARs exercised	21.19	(220,133)
Balance at December 31, 2005	26.89	1,467,210

The outstanding SARs at December 31, 2005, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$17.44	180,000	1	180,000
26.49	15,000	1	15,000
32.00	30,000	1	30,000
22.31	555,310	4	555,310
31.26	50,000	5	0
31.29	2,500	5	0
32.00	435,000	6	0
26.49	80,000	7	0
41.05	119,400	9	0

The SARs issued in 2003 and 2005 had estimated fair values at grant date of $0.6 million and $1.7 million, respectively. The fair value of the 2003 SARs was estimated using a Black-Scholes option pricing model. Assumptions used in the model were as follows: expected volatility of 25.0% (approximately equal to that of the S&P Life and Health Insurance Index), a risk-free interest rate of 3.1%, a dividend rate of 1.9%, and an expected exercise date of 2009. The fair value of the 2005 SARs was estimated using a Black-Scholes option pricing model. The assumptions used for the 2005 SARs varied depending on the vesting period of awards. Assumptions used in the model were as follows: expected volatility ranged from 24.1% to 31.9%, a risk-free interest rate ranging from 4.1 to 4.3%, a dividend rate of 2.0%, and the

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

6.   SHARE-OWNER’S EQUITY AND STOCK-BASED COMPENSATION — (Continued)

expected exercise date ranged from 2010 to 2014. PLC will pay an amount in stock equal to the difference between the specified base price of PLC’s Common Stock and the market value at the exercise date for each SAR.

The expense recorded by PLC for its stock-based compensation plans was $6.1 million, $4.8 million, and $5.5 million in 2005, 2004, and 2003, respectively. PLC’s obligations of its stock-based compensation plans that are expected to be settled in shares of PLC’s Common Stock are reported as a component of PLC’s share-owners’ equity.

At December 31, 2005, approximately $1,734.9 million of consolidated share-owner’s equity, excluding net unrealized gains on investments, represented net assets of the Company and its subsidiaries that cannot be transferred to PLC in the form of dividends, loans, or advances. In addition, the Company and its subsidiaries are subject to various state statutory and regulatory restrictions on their ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by the Company in 2006 is estimated to be $137.5 million.

7.   RELATED PARTY MATTERS

The Company leases furnished office space and computers to affiliates. Lease revenues were $0.2 million in 2005, $5.6 million in 2004, and $4.7 million in 2003. The Company purchases data processing, legal, investment and management services from affiliates. The costs of such services were $101.7 million, $100.8 million, and $93.1 million in 2005, 2004, and 2003, respectively. Commissions paid to affiliated marketing organizations of $0.1 million, $3.2 million, and $2.5 million, in 2005, 2004, and 2003, respectively, were included in deferred policy acquisition costs.

Certain corporations with which PLC’s directors were affiliated paid the Company premiums and policy fees or other amounts for various types of insurance and investment products. Such premiums, policy fees, and other amounts totaled $9.0 million, $10.5 million, and $12.2 million in 2005, 2004, and 2003, respectively. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $2.2 million, $2.6 million, and $2.1 million in 2005, 2004, and 2003, respectively.

8.   STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

Financial statements prepared in conformity with GAAP differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred; (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions; (c) deferred income taxes are not subject to statutory limitations as to amounts recognized and are recognized through

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

8.   STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS — (Continued)

earnings as opposed to being charged to share-owners’ equity; (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to share-owners’ equity; (e) furniture and equipment, agents’ debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets); (f) certain items of interest income, such as mortgage and bond discounts, are amortized differently; and (g) bonds are recorded at their market values instead of amortized cost.

The net income and share-owner’s equity prepared in conformity with statutory reporting practices compared to that reported in the accompanying consolidated financial statements are as follows:

	Net Income (Loss)			Share-Owner’s Equity
	2005	2004	2003	2005	2004	2003
In conformity with statutory reporting practices(1)	$(18,420)	$202,980	$274,244	$1,381,564	$1,317,719	$1,135,942
In conformity with GAAP	$235,656	$222,136	$232,040	$2,930,394	$2,885,064	$2,629,798

(1)          Consolidated

The statutory net loss for 2005 is the result of an increase in the level of reserves maintained for statutory reporting practices. An amendment to Actuarial Guideline 38 increased the level of statutory reserves required for certain universal life with secondary guaranty insurance products issued on or after July 1, 2005. Additionally, during 2005 statutory reserves required by Regulation XXX were reinsured with a special purpose finance captive insurance company wholly owned by the Company. A substantial portion of these reserves were previously reinsured with unaffiliated reinsurers.

As of December 31, 2005, the Company had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $29.7 million.

9.   OPERATING SEGMENTS

The Company operates several business segments each having a strategic focus. An operating segment is generally distinguished by products and/or channels of distribution. A brief description of each segment follows.

•       The Life Marketing segment markets level premium term and term-like insurance, universal life, variable universal life and bank owned life insurance (“BOLI”) products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

•       The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment’s primary focus is on life insurance policies sold to individuals.

•       The Annuities segment manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and independent agents and brokers.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

9.   OPERATING SEGMENTS — (Continued)

•       The Stable Value Products segment sells guaranteed funding agreements (“GFAs”) to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations. The segment also markets fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Additionally, the segment markets guaranteed investment contracts (“GICs”) to 401(k) and other qualified retirement savings plans.

•       The Asset Protection segment primarily markets extended service contracts and credit life and disability insurance to protect consumers’ investments in automobiles and watercraft. In addition, the segment markets an inventory protection product and a guaranteed asset protection (“GAP”) product.

The Company has an additional segment referred to as Corporate and Other. The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the segments above (including net investment income on unallocated capital and interest on debt). This segment also includes earnings from several small non-strategic lines of business (mostly cancer insurance, residual value insurance, surety insurance, and group annuities), various investment-related transactions, and the operations of several small subsidiaries. The surety and residual value insurance lines were moved from the Asset Protection segment to Corporate and Other in 2004, and prior period segment data has been restated to reflect the change.

The Company uses the same accounting policies and procedures to measure segment operating income and assets as it uses to measure its consolidated net income and assets. Segment operating income is generally income before income tax excluding net realized investment gains and losses (net of the related amortization of DAC and participating income from real estate ventures), and the cumulative effect of change in accounting principle. Periodic settlements of derivatives associated with corporate debt and certain investments and annuity products are included in realized gains and losses but are considered part of operating income because the derivatives are used to mitigate risk in items affecting consolidated and segment operating income. Segment operating income represents the basis on which the performance of the Company’s business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities, while DAC and goodwill are shown in the segments to which they are attributable.

There are no significant intersegment transactions.

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

9.   OPERATING SEGMENTS — (Continued)

The following tables summarize financial information for the Company’s segments. Asset adjustments represent the inclusion of assets related to discontinued operations.

	2005	2004	2003
Revenues
Life Marketing	$550,517	$446,534	$429,441
Acquisitions	411,610	439,103	462,695
Annuities	287,844	257,059	277,096
Stable Value Products	294,650	281,409	242,860
Asset Protection	263,280	274,095	319,052
Corporate and Other	129,132	118,460	107,111
Total revenues	$1,937,033	$1,816,660	$1,838,255
Segment operating income (loss)
Life Marketing	$161,858	$163,177	$159,957
Acquisitions	80,721	87,268	96,700
Annuities	30,792	15,279	13,190
Stable Value Products	54,798	53,159	38,911
Asset Protection	23,991	18,628	16,019
Corporate and Other	39,056	13,637	(20,835)
Total segment operating income	391,216	351,148	303,942
Realized investment gains (losses) — investments(1)	4,344	23,836	47,817
Realized investment gains (losses) — derivatives(2)	(34,345)	(3,821)	(1,787)
Income tax expense	(125,559)	(133,226)	(117,932)
Net income before cumulative effect of change in accounting principle	235,656	237,937	232,040
Cumulative effect of change in accounting principle	0	(15,801)	0
Net income	$235,656	$222,136	$232,040

(1)

Realized investment gains (losses) — investments	$37,934	$30,771	$66,764
Less participating income from real estate ventures	8,684	0	0
Less related amortization of DAC	24,906	6,935	18,947
	$4,344	$23,836	$47,817

(2)

Realized investment gains (losses) — derivatives	$(31,819)	$2,726	$8,249
Less settlements on certain interest rate swaps	2,877	(6,547)	(10,036)
Less derivative losses related to certain annuities	(351)	0	0
	$(34,345)	$(3,821)	$(1,787)

PROTECTIVE LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in tables are in thousands)

9.   OPERATING SEGMENTS — (Continued)

	2005	2004	2003
Net investment income
Life Marketing	$260,914	$237,049	$229,913
Acquisitions	223,201	232,499	246,143
Annuities	218,678	210,886	224,330
Stable Value Products	310,715	268,184	233,104
Asset Protection	31,221	30,841	36,423
Corporate and Other	83,191	49,747	10,830
Total net investment income	$1,127,920	$1,029,206	$980,743
Amortization of deferred policy acquisition costs
Life Marketing	$55,688	$58,970	$66,078
Acquisitions	27,072	28,652	32,690
Annuities	37,512	32,271	38,196
Stable Value Products	4,694	3,480	2,279
Asset Protection	68,623	72,273	80,320
Corporate and Other	4,063	4,484	5,544
Total amortization of deferred policy acquisition costs	$197,652	$200,130	$225,107

	Operating Segment Assets December 31, 2005
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$7,205,218	$3,940,294	$6,062,542	$5,959,112
Deferred policy acquisition costs	1,584,121	304,837	128,930	19,102
Goodwill	0	0	0	0
Total assets	$8,789,339	$4,245,131	$6,191,472	$5,978,214

	Asset	Corporate		Total
	Protection	and Other	Adjustments	Consolidated
Investments and other assets	$718,389	$2,172,036	$38,110	$26,095,701
Deferred policy acquisition costs	159,740	7,381	0	2,204,111
Goodwill	38,782	0	0	38,782
Total assets	$916,911	$2,179,417	$38,110	$28,338,594

	Operating Segment Assets December 31, 2004
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$5,961,091	$4,063,711	$5,977,030	$5,377,917
Deferred policy acquisition costs	1,262,637	337,372	81,250	18,301
Goodwill	0	0	0	0
Total assets	$7,223,728	$4,401,083	$6,058,280	$5,396,218

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$817,114	$2,469,953	$43,108	$24,709,924
Deferred policy acquisition costs	116,636	8,908	0	1,825,104
Goodwill	36,182	0	0	36,182
Total assets	$969,932	$2,478,861	$43,108	$26,571,210

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

10.   EMPLOYEE BENEFIT PLANS

PLC sponsors a defined benefit pension plan covering substantially all of its employees, including Company employees. The plan is not separable by affiliates participating in the plan. The benefits are based on years of service and the employee’s highest thirty-six consecutive months of compensation. The Company’s funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of ERISA plus such additional amounts as the Company may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

At December 31, 2005, PLC estimated that its 2006 defined benefit pension plan expense will be $7.0 million, which is PLC’s estimate of its expected contributions for 2006. The measurement date used to determine the benefit expense and benefit obligations of the plan is December 31, 2005.

The actuarial present value of benefit obligations and the funded status of the defined benefit pension plan at December 31 are as follows:

	2005	2004
Benefit obligation at beginning of year	$97,399	$77,454
Service cost	5,950	5,408
Interest cost	5,922	5,506
Actuarial loss	4,041	10,756
Benefits paid	(2,017)	(1,725)
Benefit obligation at end of year	111,295	97,399
Fair value of plan assets at beginning of year	99,890	74,071
Actual return on plan assets	5,993	7,780
Employer contributions	9,855	19,764
Benefits paid	(2,017)	(1,725)
Fair value of plan assets at end of year	113,721	99,890
Funded status	2,426	2,491
Unrecognized net actuarial loss	39,828	36,056
Unrecognized prior service cost	1,244	1,458
Net pension asset	$43,498	$40,005
Accumulated benefit obligation	$93,360	$80,526
Fair value of assets	$113,721	$99,890
Unfunded accumulated benefit obligation	$0	$0

Weighted-average assumptions used to determine the benefit obligations of the defined benefit pension plan as of December 31 were as follows:

	2005	2004
Discount rate	5.63%	5.75%
Rate of compensation increase	3.75	3.75

The assumed discount rate used to determine the benefit obligations of the defined benefit pension plan was based on an analysis of future benefits expected to be paid under the plan. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

10.   EMPLOYEE BENEFIT PLANS — (Continued)

instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

Components of the net periodic benefit cost of the defined benefit pension plan for the years ended December 31 are as follows:

	2005	2004	2003
Service cost — Benefits earned during the period	$5,950	$5,408	$4,513
Interest cost on projected benefit obligation	5,922	5,506	4,666
Expected return on plan assets	(8,371)	(6,864)	(5,604)
Amortization of prior service cost	214	214	214
Amortization of actuarial losses	2,647	1,920	1,049
Net periodic benefit cost	$6,362	$6,184	$4,838

Weighted-average assumptions used to determine the net pension cost of the defined benefit pension plan for the years ended December 31 are as follows:

	2005	2004	2003
Discount rate	5.75%	6.25%	6.75%
Rates of compensation increase	3.75	4.00	4.50
Expected long-term return on plan assets	8.25	8.50	8.50

Plan assets of the defined benefit pension plan by category as of December 31 were as follows:

	Target Allocation for 2006	2005	2004
Cash and cash equivalents	2.0%	1.3%	2.7%
Equity securities	60.0	67.6	68.8
Fixed income	38.0	31.1	28.5
Total	100.0%	100.0%	100.0%

Prior to July 1999, upon an employee’s retirement, a distribution from pension plan assets was used to purchase a single premium annuity from the Company in the retiree’s name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash and cash equivalents. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees. Based on historical data of the domestic equity markets and PLC’s group annuity investments, the plan’s target asset allocation would be expected to earn annualized returns in excess of 9% per year. In arriving at the plan’s 8.25% expected rate of return, PLC has adjusted this historical data to reflect lower expectations for equity returns. The plan’s equity assets are invested in a domestic equity index collective trust managed by Northern Trust Corporation. The plan’s cash equivalents are invested in a collective trust managed by Northern Trust Corporation. The plan’s fixed income assets are invested in a group annuity contract with the Company.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

10.   EMPLOYEE BENEFIT PLANS — (Continued)

Estimated future benefit payments under the defined benefit pension plan are as follows:

Year	Amount
2006	$2,079
2007	2,388
2008	2,817
2009	3,155
2010	3,717
2011-2015	28,932

PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law. At December 31, 2005 and 2004, the projected benefit obligation of this plan totaled $23.8 million and $21.6 million, respectively, of which $17.3 million and $16.3 million, respectively, have been recognized in the PLC’s financial statements. PLC estimates that it will expense $1.2 million related to this plan in 2006.

Weighted-average assumptions used to determine the benefit obligations of the unfunded excess benefit plan as of December 31 were as follows:

	2005	2004
Discount rate	5.63%	5.75%
Rates of compensation increase	4.75	4.75

Components of the net periodic benefit cost of the unfunded excess benefits plan for the years ended December 31 are as follows:

	2005	2004	2003
Service cost — Benefits earned during the period	$629	$542	$485
Interest cost on projected benefit obligation	1,276	1,302	1,182
Amortization of prior service cost	14	16	16
Amortization of actuarial losses	372	309	118
Cost of divestiture and special termination benefits	0	0	81
Net periodic benefit cost	$2,291	$2,169	$1,882

Weighted average assumptions used to determine the net pension cost of the excess benefits plan for the years ended December 31 are as follows:

	2005	2004	2003
Discount rate	5.75%	6.25%	6.75%
Rates of compensation increase	4.75	5.00	5.50

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

10.   EMPLOYEE BENEFIT PLANS — (Continued)

Estimated benefit payments under the excess benefits plan are as follows:

Year	Amount
2006	$1,197
2007	1,230
2008	1,288
2009	1,319
2010	1,379
2011-2015	7,872

In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. This benefit has no material effect on PLC’s consolidated financial statements. For a closed group of retirees over age 65, PLC provides a prescription drug benefit. At December 31, 2005 and 2004, PLC’s liability related to this benefit was $0.2 million and $0.3 million, respectively. PLC’s obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

Life insurance benefits for retirees from $9,000 up to a maximum of $75,000 are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance.

PLC sponsors a defined contribution retirement plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code. The Company has established an Employee Stock Ownership Plan (“ESOP”) to match voluntary employee contributions to the Company’s 401(k) Plan. In 1994, a stock bonus component was added to the 401(k) Plan for employees who are not otherwise under a bonus or sales incentive plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP’s note payable to the Company less dividends on shares held by the ESOP. All shares held by the ESOP are treated as outstanding for purposes of computing earnings per share. At December 31, 2005, PLC had committed approximately 100,315 shares (99,286 shares to be released from the ESOP and 1,029 shares to be reissued from treasury) to fund the 401(k) Plan match. The expense recorded by PLC for these employee benefits was $2.2 million, $2.0 million, and $0.6 million in 2005, 2004, and 2003, respectively.

Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program will be made in early 2006, with respect to the 2005 plan year. The expense recorded by the Company for this employee benefit was $0.3 million in 2005.

The Company’s share of net costs related to employee benefit plans was approximately $6.3 million, $5.5 million, and $6.9 million, in 2005, 2004, and 2003 respectively.

11.   REINSURANCE

The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

11.   REINSURANCE — (Continued)

agreements, the Company reinsures only the mortality risk, while under coinsurance, the Company reinsures a proportionate part of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies.

Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. At December 31, 2005, the Company had reinsured approximately 84.1% of the face value of its life insurance in force. The Company had reinsured approximately 51.0% of the face value of its life insurance in force with three reinsurers (Lincoln National Life Insurance Co., Swiss Re Life & Health America Inc., and Security Life of Denver Insurance Co.) These reinsurers had a minimum Standard & Poor’s rating of AA- and a minimum A. M. Best rating of A+. The Company has not experienced any credit losses for the years ended December 31, 2005, 2004, or 2003 related to these reinsurers. The Company sets a limit on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention from $500,000 to $1,000,000 on any one life.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

The Company has reinsured approximately $393.6 billion, $354.0 billion, and $292.7 billion in face amount of life insurance risks with other insurers representing $981.8 million, $941.7 million, and $765.3 million of premium income for 2005, 2004, and 2003, respectively. Additionally, the Company has assumed approximately $23.2 billion, $29.4 billion, and $22.2 billion in face amount of life insurance risks from other insurers, representing $221.8 million, $219.9 million, and $247.6 million of premium income for 2005, 2004, and 2003, respectively.

The Company has also reinsured accident and health risks representing $43.9 million, $60.6 million, and $61.6 million of premium income, while it has assumed accident and health risks representing $4.1 million, $25.5 million, and $59.6 million of premium income for 2005, 2004, and 2003, respectively. In addition, the Company reinsured property and casualty risks representing $118.3 million, $122.4 million, and $91.0 million of premium income, while it assumed property and casualty risks representing $13.4 million, $27.6 million, and $65.7 million of premium income for 2005, 2004, and 2003, respectively.

In 2005 and 2004, policy and claim reserves relating to insurance ceded of $2,993.2 million and $2,750.3 million, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, obligation to pay such claim would remain with the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

11.   REINSURANCE — (Continued)

Company. At December 31, 2005 and 2004, the Company had paid $57.7 million and $63.1 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 2005 and 2004, the Company had receivables of $66.6 million and $66.9 million, respectively, related to insurance assumed.

In 2002, the Company discovered that it had overpaid reinsurance premiums to several reinsurance companies of approximately $94.5 million. In 2003, the Company substantially completed its recovery of the reinsurance overpayments. As a result, the Company increased premiums and policy fees by $18.4 million in 2003. The increase in premiums and policy fees resulted in $6.1 million of additional amortization of DAC. As a result of the recoveries, income before income tax increased $12.3 million in 2003. During 2004, the Company adjusted its estimate of the remaining expected receipts, resulting in a $1.3 million decrease in income before income tax.

12.   ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of the Company’s financial instruments at December 31 are as follows:

	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets (see Notes 1 and 2):
Investments:
Fixed maturities	$15,037,225	$15,037,225	$13,987,174	$13,987,174
Equity securities	85,340	85,340	29,050	29,050
Mortgage loans on real estate	3,287,745	3,422,808	3,005,418	3,173,656
Short-term investments	755,805	755,805	1,046,043	1,046,043
Liabilities (see Notes 1 and 4):
Stable value product account balances	6,057,721	6,004,310	5,562,997	5,589,665
Annuity account balances	3,388,005	3,327,309	3,463,477	3,454,065
Notes payable	0	0	2,202	2,202
Other (see Note 1):
Derivative financial instruments	71,241	71,241	199,426	199,426

Except as noted below, fair values were estimated using quoted market prices.

The Company estimates the fair value of its mortgage loans using discounted cash flows from the next call date. The Company believes the fair value of its short-term investments and notes payable to banks approximates book value due to being either short-term or having a variable rate of interest. The Company also believes the fair value of its non-recourse funding obligations approximate book value.

The Company estimates the fair value of its stable value products and annuities using discounted cash flows and surrender values, respectively.

The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

12.   ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS — (Continued)

The Company estimates the fair value of its derivative financial instruments using market quotes or derivative pricing models. The fair values represent the net amount of cash the Company would have received (or paid) had the contracts been terminated on December 31.

13.   CONSOLIDATED QUARTERLY RESULTS (UNAUDITED)

The Company’s unaudited consolidated quarterly operating data for the years ended December 31, 2005 and 2004 are presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management’s opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in share-owner’s equity, and cash flows for a period of several quarters. Amounts shown for the first quarter of 2004 have been restated from the amount originally reported due to the Company’s adoption of SOP 03-1 (see Note 1 for further detail).

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2005
Premiums and policy fees	$466,705	$482,790	$458,031	$472,394
Reinsurance ceded	(279,534)	(309,438)	(251,423)	(303,593)
Net of reinsurance ceded	187,171	173,352	206,608	168,801
Net investment income	275,695	269,161	293,524	289,540
Realized investment gains (losses)	22,030	(23,569)	8,999	(1,345)
Other income	14,211	16,661	18,462	17,732
Total revenues	499,107	435,605	527,593	474,728
Benefits and expenses	407,987	371,239	428,451	368,141
Income before income tax	91,120	64,366	99,142	106,587
Income tax expense	31,409	21,674	33,465	39,011
Net income	$59,711	$42,692	$65,677	$67,576
2004
Premiums and policy fees	$439,229	$451,330	$456,973	$475,293
Reinsurance ceded	(244,867)	(280,723)	(273,074)	(325,987)
Net of reinsurance ceded	194,362	170,607	183,899	149,306
Net investment income	251,023	256,741	259,945	261,497
Realized investment gains (losses)	15,001	12,735	5,429	332
Other income	13,939	12,382	14,766	14,696
Total revenues	474,325	452,465	464,039	425,831
Benefits and expenses	376,553	351,727	373,416	343,801
Income before income tax and cumulative effect of change in accounting principle	97,772	100,738	90,623	82,030
Income tax expense	33,937	32,107	34,979	32,203
Cumulative effect of change in accounting principle, net of income tax	(15,801)	0	0	0
Net income	$48,034	$68,631	$55,644	$49,827

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

14.   SUBSEQUENT EVENT (UNAUDITED)

On February 7, 2006, the Company entered into a Stock Purchase Agreement (the “Agreement”) with JPMorgan Chase & Co. (“JPMC”) and two wholly-owned subsidiaries of JPMC, Banc One Insurance Holdings, Inc. and CBD Holdings Ltd. (collectively, the “Sellers”). Pursuant to the Agreement, the Company has agreed to acquire from the Sellers nine direct and indirect subsidiaries of the Sellers, including five insurance companies (the “Acquired Companies”). The acquisition and related agreements are subject to various regulatory approvals and other customary conditions to closing.

On February 7, 2006, PLC executed a Guarantee in favor of JPMC and the Sellers by which the Company has unconditionally guaranteed the performance of the Company’s obligations under the Agreement, related documents and the related transactions contemplated by the Agreement.

The aggregate purchase price for the Acquired Companies is approximately $1.2 billion and will be reduced by dividends paid to the Sellers by the Acquired Companies on or prior to the closing date. The purchase price is subject to adjustments.

The availability of financing to the Company is not a condition to closing. Subject to regulatory and third party approvals, the Company expects to enter into a series of reinsurance agreements with third parties for the variable annuity business of the Acquired Companies and up to approximately one-half of the value of the remaining business. Any dividends that may be paid by the Acquired Companies to the sellers prior to the closing will reduce the purchase price. The Company estimates that its investment will be approximately $460 million, after giving effect to the reinsurance transactions and requested pre-closing dividends. The requested dividends and reinsurance agreements are subject to regulatory approvals, including regulatory approvals that must be obtained by one reinsurer group. The Company expects to obtain the additional funds to complete the transaction (including any funds that may be needed due to failure to obtain requisite regulatory approvals of reinsurance agreements or dividends) through a combination of sources, which may include internal excess capital, capital contributions from proceeds of offerings of securities by PLC in the public or private capital markets, and funds made available by the Company from its existing credit facilities. In addition, the Company has obtained a commitment for a $750 million bridge financing facility from a third party. The Company does not expect it will be necessary to use the bridge financing facility.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(in thousands)

COL. A	COL. B	COL. C	COL. D	COL. E	COL. F	COL. G	COL. H	COL. I	COL. J
Segment	Deferred Policy Acquisition Costs	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders’ Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisition Costs	Other Operating Expenses(1)
Year Ended December 31, 2005:
Life Marketing	$ 1,584,121	$ 7,027,066	$ 130,683	$ 62,851	$ 288,568	$ 260,914	$ 392,448	$ 55,688	$ (59,477)
Acquisitions	304,837	3,091,166	274	757,043	186,804	223,201	273,626	27,072	30,191
Annuities	128,930	760,906	11,959	2,661,224	31,810	218,678	187,791	37,512	25,675
Stable Value Products	19,102			5,959,112		310,715	246,134	4,694	5,089
Asset Protection	159,740	132,404	539,385	6,899	186,483	31,221	101,459	68,623	69,207
Corporate and Other	7,381	100,260	18,516	145,830	42,267	83,190	51,890	4,063	54,133
Adjustments(2)		35,840	69
TOTAL	$ 2,204,111	$ 11,147,642	$ 700,886	$ 9,592,959	$ 735,932	$ 1,127,919	$ 1,253,348	$ 197,652	$ 124,818
Year Ended December 31, 2004:
Life Marketing	$ 1,262,637	$ 5,794,434	$ 43,500	$ 64,247	$ 208,682	$ 237,049	$ 274,584	$ 58,970	$ (50,197)
Acquisitions	337,372	3,136,525	309	834,675	204,332	232,499	287,356	28,652	35,827
Annuities	81,250	772,440	8,861	2,669,776	30,341	210,886	183,271	32,271	23,300
Stable Value Products	18,301			5,377,917		268,184	205,168	3,480	6,377
Asset Protection	116,636	183,936	540,078	5,156	207,460	30,841	120,853	72,273	62,342
Corporate and Other	8,908	90,860	29,617	225,916	47,359	49,747	45,241	4,484	51,245
Adjustments(2)		38,103	71
TOTAL	$ 1,825,104	$ 10,016,298	$ 622,436	$ 9,177,687	$ 698,174	$ 1,029,206	$ 1,116,473	$ 200,130	$ 128,894
Year Ended December 31, 2003:
Life Marketing					$ 198,653	$ 229,913	$ 253,785	$ 66,078	$ (50,379)
Acquisitions					213,912	246,143	291,768	32,690	41,537
Annuities					26,265	224,330	197,955	38,196	23,969
Stable Value Products						233,104	186,565	2,279	5,349
Asset Protection					244,566	36,423	142,169	80,320	80,544
Corporate and Other					52,278	10,830	51,835	5,544	38,079
TOTAL					$ 735,674	$ 980,743	$ 1,124,077	$ 225,107	$ 139,099

(1)                 Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)                 Balance Sheet adjustments represent the inclusion of assets related to discontinued operations.

SCHEDULE IV — REINSURANCE
PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(dollars in thousands)

COL. A	COL. B	COL. C	COL. D	COL. E	COL. F
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year Ended December 31, 2005:
Life insurance in force	$443,923,068	$393,605,152	$23,210,523	$73,528,439	31.6%
Premiums and policy fees:
Life insurance	$1,294,183	$981,788	$221,756	$534,151	41.5%
Accident/health insurance	107,072	43,855	4,100	67,317	6.1
Property and liability insurance	239,455	118,345	13,354	134,464	9.9
TOTAL	$1,640,710	$1,143,988	$239,210	$735,932
Year Ended December 31, 2004:
Life insurance in force	$379,588,512	$354,015,938	$29,448,143	$55,020,717	53.5%
Premiums and policy fees:
Life insurance	$1,200,906	$941,650	$219,917	$479,173	45.9%
Accident/health insurance	113,367	60,560	25,461	78,268	32.5
Property and liability insurance	236,048	122,441	27,604	141,211	19.5
TOTAL	$1,550,321	$1,124,651	$272,982	$698,652
Year Ended December 31, 2003:
Life insurance in force	$324,318,517	$292,740,795	$22,176,303	$53,754,025	41.3%
Premiums and policy fees:
Life insurance	$1,011,553	$765,276	$247,592	$493,869	50.1%
Accident/health insurance	99,023	61,644	59,633	97,012	61.5
Property and liability insurance	170,322	91,015	65,688	144,995	45.3
TOTAL	$1,280,898	$917,935	$372,913	$735,876

SCHEDULE V — VALUATION ACCOUNTS
PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(dollars in thousands)

COL. A	COL. B	COL. C		COL. D	COL. E
Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charges to other accounts	Deductions	Balance at end of period
2005
Allowance for Uncollected Reinsurance Receivable	$0	$0	$0	$0	$0
2004
Allowance for Uncollected Reinsurance Receivable	$6,462	$0	$0	$6,462	$0

PART C

OTHER INFORMATION

Item 24.   Financial Statements and Exhibits.

(a)           Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)   Exhibits:

1.	Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)
2.	Not applicable
3.	(a) Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)
(b) Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)
4.	(a) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
(b) Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
(c) Participant Certificate for use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
(d) Death Benefit Endorsement(10)
(e) Annual Reset Death Benefit Rider(8)
(f) Annual Reset Death Benefit Rider (revised)(10)
(g) Compound Death Benefit Rider(8)
(h) Compound Death Benefit Rider (revised)(10)
(i) Earnings Enhancement Death Benefit (EEDB) Endorsements(9)
(j) Earnings Enhancement Death Benefit (EEDB) Endorsements (revised)(10)
(k) Spousal Continuation Endorsement for Earnings Enhancement Death Benefit (EEDB)(9)
(l) Enhanced Spousal Continuation Benefit Endorsement(9)
5.	(a) Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
(b) Form of Contract Application for Group Flexible Premium Deferred Variable and Fixed Annuity Contract(8)
6.	(a) Charter of Protective Life Insurance Company.(1)
(b) By-Laws of Protective Life Insurance Company.(1)
7.	Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company.(4)
8.	(a) Participation/Distribution Agreement (Protective Investment Company)(2)
(b) Participation Agreement (Oppenheimer Variable Account Funds)(3)
(c) Participation Agreement (MFS Variable Insurance Trust)(3)
(d) Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(3)
(e) Participation Agreement (Van Eck Worldwide Insurance Trust)(6)
(f) Participation Agreement (Van Kampen Life Investment Trust)(7)
(g) Participation Agreement (Lord Abbett Series Fund)(11)
(h) Participation Agreement for Class II Shares (Van Kampen)(4)

(i) Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(4)
(j) Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(4)
(k) Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(4)
(l) Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(5)
(m) Participation Agreement (Fidelity® Variable Insurance Products)(13)
(n) Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(14)
(o) Amended and Restated Participation Agreement (Fidelity® Variable Insurance Products)(14)
9.	Opinion and Consent of Steve M. Callaway, Esq.(12)
10.	(a) Consent of Sutherland, Asbill & Brennan, LLP
(b) Consent of PricewaterhouseCoopers LLP
11.	No financial statements will be omitted from Item 23
12.	Not applicable
13.	Not applicable
14.	Powers of attorney

(1)	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.
(4)	Incorporated herein by reference to Post-Effective No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.
(5)	Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.
(6)	Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.
(8)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 24, 2000.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on February 26, 2001.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on February 28, 2003.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2004.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

Item 25.   Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Chairman of the Board, President, and Director
R. Stephen Briggs	Executive Vice President, Life and Annuity Division, and Director
Allen W. Ritchie	Executive Vice President and Chief Financial Officer and Director
Carolyn Johnson	Senior Vice President and Chief Operating Officer, Life and Annuity Division
Carolyn King	Senior Vice President, Acquisitions
Deborah J. Long	Senior Vice President, General Counsel and Secretary
Brent E. Griggs	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Judy Wilson	Senior Vice President, Stable Value Products
Richard J. Bielen	Senior Vice President, Chief Investment Officer and Treasurer
Carl S. Thigpen	Senior Vice President, Chief Mortgage and Real Estate Officer and Assistant Secretary
Alan E. Watson	Senior Vice President, Life and Annuity Division
John B. Deremo	Senior Vice President, Life and Annuity Division
Steven G. Walker	Senior Vice President and Controller and Chief Accounting Officer

*      Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26.   Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2005 (File No. 1-11339) filed with the Commission on March 16, 2006.

Item 27.   Number of Contractowners.

As of March 31, 2006, there were 9,030 contract owners of Protective Variable Annuity II individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28.   Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter.

(a)          Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Separate Account A of Protective Life.

(b)         The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President, Secretary and Director	Vice President, Life and Annuity Division
Robert Stephen Briggs	Vice President and Director	Executive Vice President, Life and Annuity Division, and Director
Kevin B. Borie	Director	Vice President and Actuary, Life and Annuity Division
Bonnie Miller	Assistant Secretary	Second Vice President, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Director II, LLC Commissions
Cindy McGill	Assistant Secretary	Director II, Life and Annuity Division
Gary Carroll	Chief Compliance Officer and Director	Second Vice President, Compliance, Life and Annuity Division
Julena Johnson	Assistant Compliance Officer	Compliance Auditor II
Thomas R. Barrett	Chief Financial Officer and Director	Director, Operational Accounting, Life and Annuity Division
Jason P. Dees	Assistant Financial Officer	Staff Accountant II, Life and Annuity Division

*      Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)          The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30.   Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31.   Management Services.

All management contracts are discussed in Part A or Part B.

Item 32.   Undertakings.

(a)          Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)         Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)         The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)          Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on April 28, 2006.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
By:	/s/ JOHN D. JOHNS
John D. Johns, President Protective Life Insurance Company
PROTECTIVE LIFE INSURANCE COMPANY
By:	/s/ JOHN D. JOHNS
John D. Johns, President Protective Life Insurance Company

As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ JOHN D. JOHNS	Chairman of the Board,
John D. Johns	President and Director	April 28, 2006
(Principal Executive Officer)
/s/ ALLEN W. RITCHIE	Executive Vice President,
Allen W. Ritchie	Chief Financial Officer and Director	April 28, 2006
(Principal Financial Officer)
/s/ STEVEN G. WALKER	Senior Vice President, Controller,
Steven G. Walker	and Chief Accounting Officer	April 28, 2006
(Principal Accounting Officer)
/s/ R. STEPHEN BRIGGS	Director	April 28, 2006
R. Stephen Briggs